REGISTRATION STATEMENT NO. 333-70657
                                                                       811-08225
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4

                         POST-EFFECTIVE AMENDMENT NO. 8
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       AND
                             AMENDMENT NO. 21 TO THE

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 --------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000
                                ----------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company

                 One Cityplace, Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                  ------------
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                   TRAVELERS VINTAGE XTRA ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.           SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio-- Class B        Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio-- Class B           Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund-- Class 2 Shares                            Multiple Discipline Portfolio-- All Cap Growth and Value
   Growth Fund-- Class 2 Shares                                   Multiple Discipline Portfolio-- Balanced All Cap
   Growth-Income Fund-- Class 2 Shares                              Growth and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST              Multiple Discipline Portfolio -- Global All Cap Growth
   Franklin Small Cap Fund -- Class 2 Shares                        and Value
   Mutual Shares Securities Fund -- Class 2 Shares                Multiple Discipline Portfolio -- Large Cap Growth and Value
   Templeton Developing Markets Securities Fund --               THE TRAVELERS SERIES TRUST
     Class 2 Shares                                               Equity Income Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares            Large Cap Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares             Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                                      Merrill Lynch Large Cap Core Portfolio(1)
   Appreciation Portfolio                                         MFS Emerging Growth Portfolio Diversified Strategic
   Equity Index Portfolio -- Class II                               Income Portfolio
   Fundamental Value Portfolio                                    MFS Value Portfolio Shares
JANUS ASPEN SERIES                                                Pioneer Fund Portfolio
   Mid Cap Growth Portfolio-- Service Shares                      TRAVELERS SERIES FUND INC.
LAZARD RETIREMENT SERIES, INC.                                    AIM Capital Appreciation Portfolio
   Lazard Retirement Small Cap Portfolio                          MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                     Pioneer Strategic Income Portfolio(2)
   Growth and Income Portfolio                                    SB Adjustable Rate Income Portfolio - Class I
   Mid-Cap Value Portfolio                                        Smith Barney Aggressive Growth Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                         Smith Barney High Income Portfolio
   Merrill Lynch Global Allocation V.I. Fund-- Class III          Smith Barney Large Capitalization Growth Portfolio
   Merrill Lynch Small Cap Value V.I. Fund-- Class III            Smith Barney Mid Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                                    Smith Barney Money Market Portfolio
   Strategic Equity Portfolio(3)                                  Van Kampen Enterprise Portfolio
   Travelers Managed Income Portfolio                          VAN KAMPEN LIFE INVESTMENT TRUST
   Real Return Portfolio -- Administrative Class                  Emerging Growth Portfolio -- Class I Shares
   Total Return Portfolio -- Administrative Class              VARIABLE ANNUITY PORTFOLIOS
PUTNAM VARIABLE TRUST                                             Smith Barney Small Cap Growth Opportunities Portfolio
   Putnam VT Small Cap Value Fund -- Class IB Shares           VARIABLE INSURANCE PRODUCTS FUND II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                       Contrafund(R) Portfolio -- Service Class
   All Cap Fund -- Class I                                     VARIABLE INSURANCE PRODUCTS FUND III
   Investors Fund -- Class I                                      Mid Cap Portfolio-- Service Class 2
   Small Cap Growth Fund -- Class I

--------------
(1) Formerly MFS Research Portfolio
(2) Formerly Putnam Diversified Income Portfolio
(3) Formerly Alliance Growth Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.............................................      3        Variable Annuity..................................     37
Summary..............................................      5        Fixed Annuity.....................................     37
Fee Table............................................      9     Payment Options......................................     37
Condensed Financial Information......................     15        Election of Options...............................     37
The Annuity Contract.................................     15        Annuity Options...................................     38
   Contract Owner Inquiries..........................     16        Variable Liquidity Benefit........................     38
   Purchase Payments.................................     16     Miscellaneous Contract Provisions....................     39
   Purchase Payment Credits..........................     16        Right to Return...................................     39
   Accumulation Units................................     17        Termination.......................................     39
   The Variable Funding Options......................     17        Required Reports..................................     39
Fixed Account........................................     23        Suspension of Payments............................     39
Charges and Deductions...............................     23     The Separate Accounts................................     39
   General...........................................     23        Performance Information...........................     40
   Withdrawal Charge.................................     24     Federal Tax Considerations................................40
   Free Withdrawal Allowance.........................     25        General Taxation of Annuities..........................40
   Transfer Charge...................................     25        Types of Contracts: Qualified and Non-qualified........41
   Administrative Charges............................     25        Qualified Annuity Contracts............................41
   Mortality and Expense Risk Charge.................     25        Taxation of Qualified Annuity Contracts................41
   Variable Liquidity Benefit Charge.................     25        Mandatory Distributions for Qualified Plans............41
   Enhanced Stepped-Up Provision Charge..............     26        Non-qualified Annuity Contracts........................42
   Guaranteed Minimum Withdrawal Benefit                            Diversification Requirements for Variable Annuities....42
     Charge..........................................     26        Ownership of the Investments...........................42
   Variable Funding Option Expenses..................     26        Taxation of Death Benefit Proceeds.....................43
   Premium Tax.......................................     26        Other Tax Considerations...............................43
   Changes in Taxes Based upon Premium or                           Treatment of Charges for Optional Benefits.............43
     Value...........................................     26        Penalty Tax for Premature Distribution.................43
Transfers............................................     26        Puerto Rico Tax Considerations.........................43
   Dollar Cost Averaging.............................     27        Non-Resident Aliens....................................43
Access to Your Money.................................     28     Other Information........................................ 43
   Guaranteed Minimum Withdrawal Benefit ............     28        The Insurance Companies............................... 43
   Systematic Withdrawals............................     30        Financial Statements.................................. 44
Ownership Provisions.................................     31        Distribution of Variable Annuity Contracts............ 44
   Types of Ownership................................     31        Conformity with State and Federal Laws................ 45
     Contract Owner..................................     31        Voting Rights......................................... 45
     Beneficiary.....................................     31        Restrictions on Financial Transactions................ 45
     Annuitant.......................................     31        Legal Proceedings and Opinions........................ 45
Death Benefit........................................     32     Appendix A: Condensed Financial
   Death Proceeds before the Maturity Date...........     32        Information for The Travelers Fund
   Enhanced Stepped-up Provision.....................     33        BD III for Variable Annuities.........................A-1
   Payment of Proceeds...............................     33     Appendix B:  Condensed Financial
   Spousal Contract Continuance......................     35        Information for The Travelers Fund
   Beneficiary Contract Continuance..................     35        BD IV for Variable Annuities..........................B-1
   Planned Death Benefit.............................     36     Appendix C: The Fixed Account............................C-1
   Death Proceeds after the Maturity Date............     36     Appendix D: Waiver of Withdrawal Charge
The Annuity Period...................................     36        for Nursing Home Confinement..........................D-1
   Maturity Date.....................................     36     Appendix E: Contents of the Statement of
   Allocation of Annuity.............................     37        Additional Information................................E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                         TRAVELERS VINTAGE XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding OptionS and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE................................................  8%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

      TRANSFER CHARGE..................................................  $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE................................  8%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................   $40(4)

ANNUAL SEPARATE ACCOUNT CHARGES:

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a maximum 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                                STANDARD                   ENHANCED
                                                                             DEATH BENEFIT               DEATH BENEFIT
                                                                          --------------------        --------------------
  Mortality and Expense Risk Charge....................................          1.25%                       1.45%
  Administrative Expense Charge........................................          0.15%                       0.15%
  TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.............................................................          1.40%                       1.60%
  Optional E.S.P. Charge...............................................          0.20%                       0.20%
  TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED......          1.60%                       1.80%
  Maximum Optional GMWB Charge.........................................          1.00%(5)                    1.00%(5)
  TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED........          2.40%                       2.60%
  TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB SELECTED..          2.60%                       2.80%

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

            YEARS SINCE PURCHASE                     WITHDRAWAL
                PAYMENT MADE                           CHARGE
---------------------------------------------    --------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
           0 years                 4 years                8%
           4 years                 5 years                7%
           5 years                 6 years                6%
           6 years                 7 years                5%
           7 years                 8 years                3%
           8 years                 9 years                1%
          9 years+                                        0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

            YEARS SINCE INITIAL                     WITHDRAWAL
             PURCHASE PAYMENT                         CHARGE
---------------------------------------------    --------------------
 GREATER THAN OR EQUAL TO    BUT LESS THAN
           0 years               4 years                 8%
           4 years               5 years                 7%
           5 years               6 years                 6%
           6 years               7 years                 5%
           7 years               8 years                 3%
           8 years               9 years                 1%
          9 years+                                       0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

(5)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                  MINIMUM                    MAXIMUM
                                                             -----------------        --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.53%                      4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                 DISTRIBUTION
                                                    AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                   SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                   MANAGEMENT      (12b-1)       OTHER       OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                      FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                 -------------  -------------  ----------  -------------  ----------------    -------------
AIM VARIABLE INSURANCE FUNDS,
   INC.
   AIM V.I. Premier Equity
     Fund-- Series I+.........       0.61%            --          0.24%        0.85%              --              0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................       0.63%          0.25%         0.03%        0.91%            0.08%             0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................       1.00%          0.25%         0.05%        1.30%            0.25%             1.05%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........       0.66%          0.25%         0.04%        0.95%              --              0.95%
   Growth Fund--
     Class 2 Shares*..........       0.37%          0.25%         0.02%        0.64%              --              0.64%
   Growth-Income Fund--
     Class 2 Shares*..........       0.33%          0.25%         0.01%        0.59%            0.00%             0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........       0.51%          0.25%         0.29%        1.05%            0.04%             1.01%(2)
   Mutual Shares Securities
     Fund-- Class 2 Shares*...       0.60%          0.25%         0.20%        1.05%              --              1.05%(3)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*........       1.25%          0.25%         0.30%        1.80%              --              1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................       0.69%          0.25%         0.22%        1.16%            0.04%             1.12%(4)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................       0.81%          0.25%         0.07%        1.13%              --              1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....       0.75%            --          0.02%        0.77%              --              0.77%
   Diversified Strategic
     Income Portfolio.........       0.65%            --          0.11%        0.76%              --              0.76%
   Equity Index Portfolio--
     Class II Shares*.........       0.31%          0.25%         0.04%        0.60%              --              0.60%
   Fundamental Value Portfolio       0.75%            --          0.02%        0.77%              --              0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........       0.65%          0.25%         0.02%        0.92%              --              0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........       0.75%          0.25%         0.42%        1.42%            0.17%             1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio       0.50%            --          0.35%        0.85%              --              0.85%
   Mid-Cap Value Portfolio....       0.75%            --          0.33%        1.08%              --              1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............       0.65%          0.25%         0.18%        1.08%              --              1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*...............       0.75%          0.25%         0.08%        1.08%              --              1.08%

                                                 DISTRIBUTION
                                                    AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                   SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                   MANAGEMENT      (12b-1)       OTHER       OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                      FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                 -------------  -------------  ----------  -------------  ----------------    -------------
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%          0.15%         0.26%        0.66%            0.01%             0.65%(7)
   Total Return Portfolio--
     Administrative Class*....       0.25%          0.15%         0.26%        0.66%            0.01%             0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund-- Class IB Shares*+.       0.70%          0.25%         0.86%        1.81%              --              1.81%(9)
   Putnam VT International
     Equity Fund --
     Class IB Shares*+........       0.77%          0.25%         0.22%        1.24%              --              1.24%(9)
   Putnam VT Small Cap Value
     Fund-- Class IB Shares*..       0.80%          0.25%         0.12%        1.17%              --              1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund-- Class I.....       0.85%            --          0.13%        0.98%              --              0.98%
   Investors Fund-- Class I...       0.70%            --          0.12%        0.82%              --              0.82%
   Small Cap Growth Fund --
     Class I..................       0.75%            --          0.51%        1.26%              --              1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio...........       0.75%            --          0.16%        0.91%              --              0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........       0.75%            --          0.15%        0.90%              --              0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........       0.75%          0.25%         0.31%        1.31%              --                --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....       0.75%          0.25%         1.35%        2.35%              --                --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....       0.75%          0.25%         0.39%        1.39%              --                --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........       0.75%          0.25%         1.35%        2.35%              --                --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....       0.75%            --          0.12%        0.87%              --              0.87%(12)
   Large Cap Portfolio........       0.75%            --          0.11%        0.86%              --              0.86%(12)
   Lazard International Stock
     Portfolio................       0.83%            --          0.17%        1.00%              --              1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........       0.80%            --          0.19%        0.99%              --              0.99%(11)
   MFS Emerging Growth
     Portfolio................       0.75%            --          0.14%        0.89%              --              0.89%(12)
   MFS Value Portfolio........       0.75%            --          0.33%        1.08%              --                --(11)
   Pioneer Fund Portfolio.....       0.72%            --          0.40%        1.12%              --              1.12%(13),(17)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --          0.05%        0.85%              --              0.85%
   MFS Total Return Portfolio.       0.80%            --          0.02%        0.82%              --              0.82%
   Pioneer Strategic Income
     Portfolio................       0.75%            --          0.25%        1.00%              --              1.00%
   SB Adjustable Rate Income
     Portfolio-- Class I*.....       0.60%          0.25%         3.87%        4.72%            3.72%             1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........       0.80%            --          0.02%        0.82%              --              0.82%

                                                 DISTRIBUTION
                                                    AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                   SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                   MANAGEMENT      (12b-1)       OTHER       OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                      FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
----------------                 -------------  -------------  ----------  -------------  ----------------    -------------
TRAVELERS SERIES FUND INC.
    (CONTINUED)
   Smith Barney High Income
     Portfolio................       0.60%            --          0.09%        0.69%              --              0.69%
   Smith Barney International
     All Cap Growth Portfolio+       0.90%            --          0.09%        0.99%              --              0.99%
   Smith Barney Large Cap
     Value Portfolio+.........       0.65%            --          0.04%        0.69%              --              0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................       0.75%            --          0.04%        0.79%              --              0.79%
   Smith Barney Mid Cap Core
     Portfolio................       0.75%            --          0.10%        0.85%              --              0.85%
   Smith Barney Money Market
     Portfolio................       0.50%            --          0.03%        0.53%              --              0.53%
   Strategic Equity Portfolio.       0.80%            --          0.04%        0.84%              --              0.84%
   Travelers Managed Income
     Portfolio................       0.65%            --          0.03%        0.68%              --              0.68%
   Van Kampen Enterprise
     Portfolio................       0.70%            --          0.10%        0.80%              --              0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
    -- Class I Shares.........       0.70%            --          0.07%        0.77%              --              0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................       0.75%            --          0.40%        1.15%              --                --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........       0.58%          0.10%         0.09%        0.77%              --                --(15),(17)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........       0.58%          0.25%         0.12%        0.95%              --                --(16),(17)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

(1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(10) Fund has a voluntary waiver of 1.25%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(11) Fund has a voluntary waiver of 1.00%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(12) Fund has a voluntary waiver of 0.95%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
       --------------                                                            -------------------     -----------------------
       Multiple Discipline Portfolio-- All Cap Growth and Value............             0.31%                     1.00%
       Multiple Discipline Portfolio-- Balanced All Cap Growth and Value...             1.35%                     1.00%
       Multiple Discipline Portfolio-- Global All Cap Growth and Value.....             0.39%                     1.00%
       Multiple Discipline Portfolio-- Large Cap Growth and Value..........             1.35%                     1.00%
       MFS Value Portfolio.................................................             0.08%                     1.00%
       Smith Barney Small Cap Growth Opportunities Portfolio...............             0.25%                     0.90%
       Contrafund(R)Portfolio-- Service Class..............................             0.02%                     0.75%
       Mid Cap Portfolio-- Service Class 2.................................             0.02%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED             IF CONTRACT IS NOT SURRENDERED OR
                                                AT THE END OF PERIOD SHOWN           ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ----------------------------------------    ---------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------                        -------  ---------  ---------  ---------    -------  ---------  ---------  --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............   1508      2980       4243       6655         746      2180       3543       6655
Underlying Fund with Minimum Total
Annual Operating Expenses.............   1101      1834       2452       3651         339      1034       1752       3651

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                               IF CONTRACT IS SURRENDERED             IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN           ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ----------------------------------------   ---------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------                          -------  ---------  ---------  ---------   -------- ---------  ---------  --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............   1450      2825       4011       6310        688      2025       3311       6310
Underlying Fund with Minimum Total
Annual Operating Expenses.............   1041      1657       2161       3093        279      857        1461       3093


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding

Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                                 ANNUITANT ON THE CONTRACT DATE
      ------------------------------------------         -----------------------------------------------------
      Standard Death Benefit                                                     Age 80
      Enhanced Death Benefit                                                     Age 75
      Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

       (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

       (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

       (c) you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund--         Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio-- Class B           appreciation. The Fund normally invests     ("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.

   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance
     Portfolio-- Class B                  normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund-- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund-- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund-- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund--              Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Class 2 Shares                       Fund normally invests in small
                                          capitalization companies.

   Mutual Shares Securities Fund--        Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund-- Class 2 Shares     The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund--     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long-term appreciation of             Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in
                                          ("SBFM") equity securities of U.S.
                                          companies.

   Diversified Strategic Income           Seeks high current income. The Fund         SBFM
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities.                                 Capital Management, Inc.

   Equity Index Portfolio-- Class II      Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio--             Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund-- Class III                Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.

   Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital. The      MLIM
     Fund-- Class III                     Fund normally invests in common stocks
                                          of small cap companies and emerging
                                          growth companies believed to be
                                          undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio--                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management. The Fund
                                          normally invests in inflation-indexed
                                          bonds of varying maturities issued by
                                          the U.S. and non-U.S. governments or
                                          government sponsored enterprises.

   Total Return Portfolio--               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund--      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common         ("Putnam")
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam
     Fund-- Class IB Shares+              normally invests in common stocks of
                                          companies outside the U.S.

   Putnam VT Small Cap Value Fund--       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund-- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund-- Class I               Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital.
                                          The SBAM Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        SBFM
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio--        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value             Fund normally invests in equity
                                          securities within all market
                                          capitalization ranges. The Fund
                                          consists of two segments. The All Cap
                                          Growth segment combines the growth
                                          potential of small to medium companies
                                          with the stability of high-quality
                                          large company growth stocks. The All
                                          Cap Value segment invests in companies
                                          whose market prices are attractive in
                                          relation to their business
                                          fundamentals.

   Multiple Discipline Portfolio--        Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio--        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.

   Multiple Discipline Portfolio--        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large Cap
                                          Growth segment focuses on high-quality
                                          stocks with consistent growth. The
                                          Large Cap Value segment invests in
                                          established undervalued companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The
                                          TAMIC Fund normally invests in the
                                          securities Subadviser: FMR of companies
                                          with large market capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.
   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: MLIM
                                          portfolio of equity securities of large
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The
                                          TAMIC Fund normally invests in common
                                          stock Subadviser: Massachusetts and
                                          related securities of emerging Financial
                                          Services ("MFS") growth companies.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam
                                          normally invests in debt securities of
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio-- Class I                  the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally

                                          invests in adjustable rate securities.
   Smith Barney Aggressive                Seeks long-term capital appreciation.       SBFM
     Growth Portfolio                     The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.
   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio+                           Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital.
                                          The SBFM Fund normally invests in
                                          equities, or similar securities, of
                                          medium sized companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income
                                          SBFM consistent with preservation
                                          of capital. The Fund seeks to
                                          maintain a stable $1 share price.
                                          The Fund normally invests in high
                                          quality U.S. short-term debt
                                          securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: FMR
                                          securities, primarily in common stocks
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER

---------------------------------------   -----------------------------------------   ------------------------------------
   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc. ("Van Kampen")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio--            Seeks capital appreciation. The Fund        Van Kampen
     Class I Shares                       normally invests in common stocks of
                                          emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio-- Service       Seeks long term capital appreciation.       FMR
     Class                                The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio-- Service Class 2    Seeks long term growth of capital. The      FMR
                                          Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

           o the ability for you to make withdrawals and surrenders under the Contracts

           o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

           o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

           o administration of the annuity options available under the Contracts and

           o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

           o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

           o sales and marketing expenses including commission payments to your registered representative and

           o    other costs of doing business

Risks we assume include:

           o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

           o that the amount of the death benefit will be greater than the Contract Value and

           o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                     YEARS SINCE PURCHASE                     WITHDRAWAL
                    PAYMENT MADE CHARGE
         ---------------------------------------------    --------------------
          GREATER THAN OR EQUAL TO    BUT LESS THAN
                    0 years                4 years                8%
                    4 years                5 years                7%
                    5 years                6 years                6%
                    6 years                7 years                5%
                    7 years                8 years                3%
                    8 years                9 years                1%
                   9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   under the Managed Distribution Program, or

       o under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1)   from the distribution of death proceeds;

       (2)   after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

          YEARS SINCE INITIAL                              WITHDRAWAL
              PURCHASE PAYMENT                               CHARGE
       --------------------------------------------    -------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                  0 years               4 years                 8%
                  4 years               5 years                 7%
                  5 years               6 years                 6%
                  6 years               7 years                 5%
                  7 years               8 years                 3%
                  8 years               9 years                 1%
                 9 + years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Purchase Payment Credits received within 12 months prior to the date you elect the benefit, although included in your Contract Value, are not included in your RBB unless you reset your RBB 12 months after the receipt of the Purchase Payment Credit. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000 less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

-------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT            RBB               AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
   VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR
GMWB EFFECTIVE
DATE)                  $105,000         $100,000             $5,000          $105,000         $100,000            $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION
YEAR) TWO              $120,750         $100,000             $5,000          $89,250          $100,000            $5,000
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                       $91,718                                               $88,796
WITHDRAWAL,                                                  $4,586                                               $4,440
CONTRACT YEAR (OR                      [100,000 -                                            [100,000 -
GMWB ELECTION                           (100,000        [5,000 - (5,000                       (100,000        [5,000 - (5,000
YEAR) TWO              $110,750    x10,000/120,750)]   x10,000/120,750)]     $79,250      x10,000/89,250)]   x10,000/89,250)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,282               $414           $10,000          $11,204              $560
-------------------------------------------------------------------------------------------------------------------------------

You may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

--------------------------------------------------------------------------------

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No dollar cost averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death;

       o   the Contingent Annuitant becomes the Annuitant; and

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

       (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

       (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

       (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

       (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE, UPON            THE COMPANY WILL                                                   MANDATORY
         THE DEATH OF THE                 PAY THE PROCEEDS TO:         UNLESS. . .                        PAYOUT RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the CONTRACT OWNER'S      continue the Contract rather
                                    estate.                            than receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the CONTRACT OWNER'S      continue the Contract rather
                                    estate.                            than receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                            Yes
NOT THE ANNUITANT)
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies), or if        Unless the beneficiary elects to   Yes
THE ANNUITANT)                      none, to the surviving joint       continue the Contract rather
                                    owner.                             than receive the distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.         Unless the spouse elects to        Yes
THE ANNUITANT)                                                         continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies) or, if       Unless the spousal beneficiary     Yes
ANNUITANT)                          none, to the surviving joint       elects to continue the Contract.
                                    owner.
                                                                       A spouse who is not the
                                                                       beneficiary may decline to
                                                                       receive the proceeds and
                                                                       instruct the Company to pay
                                                                       the beneficiary who may elect
                                                                       to continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary (ies), or if       Unless, the beneficiary elects     Yes
CONTRACT OWNER)                     none, to the CONTRACT OWNER.       to continue the Contract rather
                                                                       than receive the distribution.

                                                                       Or, if there is a CONTINGENT
                                                                       ANNUITANT. Then, the
                                                                       CONTINGENT ANNUITANT becomes
                                                                       the ANNUITANT and the
                                                                       Contract continues in effect
                                                                       (generally using the original
                                                                       MATURITY DATE). The proceeds
                                                                       will then be paid upon the
                                                                       death of the CONTINGENT
                                                                       ANNUITANT or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner who is the                                        Yes
OWNER)                              ANNUITANT" above.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies) or if                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            none, to the owner.                                                   ANNUITANT is
                                                                                                          treated as death of
                                                                                                          the owner in these
                                                                                                          circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A
                                    Contract continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE, UPON            THE COMPANY WILL                                                   MANDATORY
         THE DEATH OF THE                 PAY THE PROCEEDS TO:         UNLESS. . .                        PAYOUT RULES APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                   The beneficiary (ies), or if none,   Unless the beneficiary elects    Yes
                                    to the CONTRACT OWNER'S estate.      to continue the Contract
                                                                         rather than receive a
                                                                         distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A
                                    Contract continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

           o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

           o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund-- Series I (5/01)...........   2003        0.609           0.751                 895,510
                                                               2002        0.885           0.609                 994,353
                                                               2001        1.000           0.885                 421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.027                  72,029
                                                               2002        1.000           0.788                   6,028

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.514           0.625               1,190,268
                                                               2002        0.753           0.514               1,278,582
                                                               2001        0.925           0.753                 892,135
                                                               2000        1.127           0.925                  96,323
                                                               1999        1.000           1.127                  76,688

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (11/99)..............   2003        0.741           0.989                 734,396
                                                               2002        0.880           0.741                 699,143
                                                               2001        1.041           0.880                 358,085
                                                               2000        1.301           1.041                   4,990
                                                               1999        1.000           1.301                      --

   Growth Fund-- Class 2 Shares (12/99).....................   2003        0.733           0.989               1,423,815
                                                               2002        0.984           0.733                 997,632
                                                               2001        1.220           0.984                 537,903
                                                               2000        1.184           1.220                 112,468
                                                               1999        1.000           1.184                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Growth-Income Fund-- Class 2 Shares (3/00)...............   2003        0.894           1.167               1,322,363
                                                               2002        1.110           0.894                 697,242
                                                               2001        1.098           1.110                 343,429
                                                               2000        1.000           1.098                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (4/00)..........   2003        0.567           0.768                 318,777
                                                               2002        0.807           0.567                 250,433
                                                               2001        0.965           0.807                 194,095
                                                               2000        1.000           0.965                      --

   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.845           1.043                 457,584
                                                               2002        1.000           0.845                 119,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                   1,000

   Templeton Foreign Securities Fund --
   Class 2 Shares (4/00)....................................   2003        0.710           0.926                 249,365
                                                               2002        0.884           0.710                 169,930
                                                               2001        1.068           0.884                  49,286
                                                               2000        1.000           1.068                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2003        0.789           0.970                 881,907
                                                               2002        0.971           0.789                 819,902
                                                               2001        1.025           0.971                 430,775
                                                               2000        1.000           1.025                      --

   Diversified Strategic Income Portfolio (2/01)............   2003        1.065           1.174                 593,401
                                                               2002        1.030           1.065                 130,685
                                                               2001        1.000           1.030                 155,980

   Equity Index Portfolio-- Class II Shares (2/01)..........   2003        0.629           0.792               1,945,736
                                                               2002        0.822           0.629               1,408,585
                                                               2001        1.000           0.822               1,012,410

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Fundamental Value Portfolio (4/01).......................   2003        0.903           1.234                 856,122
                                                               2002        1.163           0.903                 787,045
                                                               2001        1.000           1.163                 422,215

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (5/00).........   2003        0.284           0.378                 140,217
                                                               2002        0.401           0.284                 140,241
                                                               2001        0.674           0.401                 130,619
                                                               2000        1.000           0.674                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  17,546

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                   5,686

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.074                   1,000

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.068                   1,000

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.048                  29,952

   Total Return Portfolio-- Administrative Class (5/01).....   2003        1.132           1.173               6,603,100
                                                               2002        1.053           1.132               5,715,152
                                                               2001        1.000           1.053               1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.560           0.728                 322,550
                                                               2002        0.806           0.560                 354,885
                                                               2001        1.000           0.806                  90,017

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Putnam VT International Equity Fund--
   Class IB Shares (5/01)...................................   2003        0.696           0.882                 174,431
                                                               2002        0.857           0.696                 120,823
                                                               2001        1.000           0.857                 172,126

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.877           1.295               1,304,358
                                                               2002        1.088           0.877               1,111,270
                                                               2001        1.000           1.088                 218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (4/01)............................   2003        0.894           1.225               1,680,295
                                                               2002        1.209           0.894               1,672,013
                                                               2001        1.000           1.209                 894,987

   Investors Fund-- Class I (5/01)..........................   2003        0.826           1.078               1,479,023
                                                               2002        1.089           0.826               1,316,924
                                                               2001        1.000           1.089                 505,781

   Small Cap Growth Fund-- Class I (3/01)...................   2003        0.823           1.208                 348,334
                                                               2002        1.278           0.823                 374,428
                                                               2001        1.000           1.278                 166,046

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.794                  44,649
                                                               2002        0.894           0.652                  50,344
                                                               2001        1.000           0.894                  12,958

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.646           0.855                      --
                                                               2002        0.894           0.646                  46,696
                                                               2001        1.000           0.894                   3,327

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2003        1.061           1.376                 761,481
                                                               2002        1.000           1.061                 149,827

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Multiple Discipline Portfolio-- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.038           1.249                 233,589
                                                               2002        1.000           1.038                   8,122

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.074           1.394                   1,790
                                                               2002        1.000           1.074                   1,000

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.069           1.360                   3,645
                                                               2002        1.000           1.069                   1,000

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................   2003        0.885           1.145               3,246,588
                                                               2002        1.043           0.885               2,913,402
                                                               2001        1.133           1.043               1,567,212
                                                               2000        1.000           1.133                 197,368

   Large Cap Portfolio (11/99)..............................   2003        0.589           0.724                 350,858
                                                               2002        0.774           0.589                 292,511
                                                               2001        0.949           0.774                 201,210
                                                               2000        1.126           0.949                  72,389
                                                               1999        1.000           1.126                   7,030

   Lazard International Stock Portfolio (5/00)..............   2003        0.589           0.747                 432,727

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2003        0.597           0.713                 361,013
                                                               2002        0.808           0.597                 331,234
                                                               2001        1.057           0.808                 253,154
                                                               2000        1.000           1.057                   8,995

   MFS Emerging Growth Portfolio (4/00).....................   2003        0.460           0.586                 589,383
                                                               2002        0.710           0.460                 567,780
                                                               2001        1.128           0.710                 376,108
                                                               2000        1.000           1.128                  99,230

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.649           0.827                 436,166
                                                               2002        0.864           0.649                 153,676
                                                               2001        1.000           0.864                  53,578

   MFS Total Return Portfolio (6/00)........................   2003        1.062           1.221               5,160,068
                                                               2002        1.137           1.062               3,995,198
                                                               2001        1.153           1.137               1,997,966
                                                               2000        1.000           1.153                  99,711

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.999                   1,000

   Smith Barney Aggressive Growth Portfolio (12/99).........   2003        0.867           1.150               1,486,898
                                                               2002        1.306           0.867               1,440,052
                                                               2001        1.381           1.306                 986,917
                                                               2000        1.210           1.381                 174,362
                                                               1999        1.000           1.210                  66,995

   Smith Barney High Income Portfolio (5/01)................   2003        0.833           1.048                 829,906
                                                               2002        0.873           0.833                 350,349
                                                               2001        1.000           0.873                 100,742

   Smith Barney International All Cap Growth
   Portfolio (4/00).........................................   2003        0.459           0.577                 229,296
                                                               2002        0.627           0.459                 364,700
                                                               2001        0.924           0.627                 252,361
                                                               2000        1.000           0.924                 118,688

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.742           0.933                 485,974
                                                               2002        1.008           0.742                 545,220
                                                               2001        1.114           1.008                 296,057
                                                               2000        0.998           1.114                      --
                                                               1999        1.000           0.998                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.640           0.931                 598,968
                                                               2002        0.863           0.640                 531,515
                                                               2001        1.000           0.863                 318,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)..............................................   2000        1.090           1.000                  28,368
                                                               1999        1.000           1.090                  11,616

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.959           1.228                 585,602
                                                               2002        1.203           0.959                 693,336
                                                               2001        1.355           1.203                 253,170
                                                               2000        1.166           1.355                   8,807
                                                               1999        1.000           1.166                   4,746

   Smith Barney Money Market Portfolio (7/00)...............   2003        1.074           1.066                 537,567
                                                               2002        1.075           1.074                 903,444
                                                               2001        1.052           1.075                 353,750
                                                               2000        1.000           1.052                      --

   Strategic Equity Portfolio (11/99).......................   2003        0.519           0.678               1,832,344
                                                               2002        0.792           0.519               1,656,273
                                                               2001        0.927           0.792               1,087,180
                                                               2000        1.149           0.927                  50,352
                                                               1999        1.000           1.149                  11,645

   Travelers Managed Income Portfolio (5/01)................   2003        1.125           1.203                 598,298
                                                               2002        1.116           1.125                 339,945
                                                               2001        1.000           1.116                  99,793

   Van Kampen Enterprise Portfolio (8/00)...................   2003        0.524           0.649                  45,389
                                                               2002        0.753           0.524                  44,642
                                                               2001        0.970           0.753                  10,867
                                                               2000        1.000           0.970                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (4/00)........   2003        0.555           0.697                 266,750
                                                               2002        0.834           0.555                 274,192
                                                               2001        1.234           0.834                 275,388
                                                               2000        1.000           1.234                   6,477

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.693           0.970                 181,669
                                                               2002        0.945           0.693                 161,469
                                                               2001        1.000           0.945                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (12/99)...........   2003        0.808           1.023                 231,570
                                                               2002        0.905           0.808                 195,760
                                                               2001        1.047           0.905                  73,692
                                                               2000        1.138           1.047                  64,462
                                                               1999        1.000           1.138                  64,462

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (5/01)...............   2003        0.912           1.244                 393,509
                                                               2002        1.000           0.912                 397,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund-- Series I (5/01)...........   2003        0.963           1.178                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (11/99)..............   2003        0.984           1.303                      --

   Growth Fund-- Class 2 Shares (12/99).....................   2003        0.960           1.285                      --

   Growth-Income Fund-- Class 2 Shares (3/00)...............   2003        0.971           1.258                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund-- Class 2 Shares (4/00)..........   2003        0.969           1.300                      --

   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.994           1.217                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                      --

   Templeton Foreign Securities Fund --
   Class 2 Shares (4/00)....................................   2003        0.989           1.279                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2003        0.977           1.190                      --

   Diversified Strategic Income Portfolio (2/01)............   2003        1.010           1.104                   3,284

   Equity Index Portfolio-- Class II Shares (2/01)..........   2003        0.967           1.208                      --

   Fundamental Value Portfolio (4/01).......................   2003        0.966           1.310                      --

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (5/00).........   2003        0.983           1.296                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.042                  27,845

   Total Return Portfolio-- Administrative Class (5/01).....   2003        1.012           1.040                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.958           1.237                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (4/01)............................   2003        0.960           1.305                      --

   Investors Fund-- Class I (5/01)..........................   2003        0.958           1.241                      --

   Small Cap Growth Fund-- Class I (3/01)...................   2003        0.970           1.412                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.163                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2003        0.969           1.246                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap
   Growth and Value (10/02).................................   2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................   2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)..............................   2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)..............   2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00).....................   2003        0.971           1.227                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)........................   2003        0.986           1.124                      --

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.997                   1,321

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Aggressive Growth Portfolio (12/99).........   2003        0.951           1.251                      --

   Smith Barney High Income Portfolio (5/01)................   2003        1.007           1.256                      --

   Smith Barney International All Cap
   Growth Portfolio (4/00)..................................   2003        0.986           1.229                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.969           1.210                      --

   Smith Barney Large Capitalization
   Growth Portfolio (11/99).................................   2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.977           1.240                      --

   Smith Barney Money Market Portfolio (7/00)...............   2003        0.999           0.984                      --

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.257                      --

   Travelers Managed Income Portfolio (5/01)................   2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)...................   2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (4/00)........   2003        0.959           1.195                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.974           1.353                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (12/99)...........   2003        0.991           1.245                      --

Variable Insurance Products Fund III

   Mid Cap Portfolio-- Service Class 2 (5/01)...............   2003        0.986           1.334                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund-- Class IB Shares is no longer available to new Contract Owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund-- Series I (5/01)...........   2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.788           1.027                 805,689
                                                               2002        1.000           0.788                 288,171

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914
                                                               1999        1.000           1.127               2,118,594

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (11/99)..............   2003        0.741           0.989               9,954,233
                                                               2002        0.880           0.741              10,006,380
                                                               2001        1.041           0.880              10,783,872
                                                               2000        1.301           1.041               9,193,213
                                                               1999        1.000           1.301                 496,228

   Growth Fund-- Class 2 Shares (11/99).....................   2003        0.733           0.989              30,519,238
                                                               2002        0.984           0.733              29,254,703
                                                               2001        1.220           0.984              24,168,621
                                                               2000        1.184           1.220              17,763,993
                                                               1999        1.000           1.184                 790,492

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Growth-Income Fund-- Class 2 Shares (11/99)..............   2003        0.894           1.167              20,672,145
                                                               2002        1.110           0.894              19,762,828
                                                               2001        1.098           1.110              17,618,589
                                                               2000        1.031           1.098              10,615,411
                                                               1999        1.000           1.031               1,022,054

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99).........   2003        0.567           0.768               4,510,872
                                                               2002        0.807           0.567               4,835,041
                                                               2001        0.965           0.807               5,511,086
                                                               2000        1.173           0.965               4,678,792
                                                               1999        1.000           1.173                 719,638

   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund --
   Class 2 Shares (11/99)...................................   2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.789           0.970               9,487,337
                                                               2002        0.971           0.789               9,050,877
                                                               2001        1.025           0.971               5,617,721
                                                               2000        1.044           1.025               3,282,703
                                                               1999        1.000           1.044                 407,917

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.065           1.174               7,014,816
                                                               2002        1.030           1.065               6,437,646
                                                               2001        1.013           1.030               5,810,704
                                                               2000        0.999           1.013               4,456,819
                                                               1999        1.000           0.999                 156,084

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Equity Index Portfolio-- Class II Shares (11/99).........   2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249
                                                               1999        1.000           1.063                 638,959

   Fundamental Value Portfolio (11/99)......................   2003        0.903           1.234              12,622,271
                                                               2002        1.163           0.903              12,486,442
                                                               2001        1.245           1.163               8,723,448
                                                               2000        1.048           1.245               2,061,001
                                                               1999        1.000           1.048                  29,295

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (5/00).........   2003        0.284           0.378               7,020,554
                                                               2002        0.401           0.284               7,331,562
                                                               2001        0.674           0.401               9,326,574
                                                               2000        1.000           0.674               6,961,748

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                 134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                 557,395

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.068                  16,802

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.048                 487,410

   Total Return Portfolio-- Administrative Class (5/01).....   2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.696           0.882               3,509,039
                                                               2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (11/99)...........................   2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077
                                                               2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774
                                                               1999        1.000           1.032                  42,351

   Investors Fund-- Class I (11/99).........................   2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606
                                                               1999        1.000           1.014                  69,063

   Small Cap Growth Fund-- Class I (11/99)..................   2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.213           1.397               1,826,310
                                                               1999        1.000           1.213                  56,346

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.652           0.794                 191,601
                                                               2002        0.894           0.652                  95,273
                                                               2001        1.000           0.894                  78,232

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2003        0.646           0.855                 620,411
                                                               2002        0.894           0.646                 606,029
                                                               2001        1.000           0.894                 226,185

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2003        1.061           1.376               2,337,352
                                                               2002        1.000           1.061                 224,978

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.038           1.249               2,438,742
                                                               2002        1.000           1.038                 195,141

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.074           1.394                 427,680
                                                               2002        1.000           1.074                  31,725

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2003        1.069           1.360                 310,732
                                                               2002        1.000           1.069                   3,641

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279
                                                               1999        1.000           1.052                 174,100

   Large Cap Portfolio (11/99)..............................   2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335
                                                               1999        1.000           1.126                 500,514

   Lazard International Stock Portfolio (5/00)..............   2003        0.589           0.747               1,473,404

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)......   2000        1.135           1.057               3,766,401
                                                               1999        1.000           1.135                 307,732

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615
                                                               1999        1.000           1.433                 936,269

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                  62,749

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

   MFS Total Return Portfolio (11/99).......................   2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152
                                                               1999        1.000           1.003                 229,693

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.999                   3,637

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.867           1.150              20,242,471
                                                               2002        1.306           0.867              20,165,150
                                                               2001        1.381           1.306              19,643,514
                                                               2000        1.210           1.381              13,025,930
                                                               1999        1.000           1.210               1,210,115

   Smith Barney High Income Portfolio (11/99)...............   2003        0.833           1.048               7,127,999
                                                               2002        0.873           0.833               5,888,462
                                                               2001        0.920           0.873               5,392,288
                                                               2000        1.015           0.920               3,364,568
                                                               1999        1.000           1.015                 222,226

   Smith Barney International All Cap
   Growth Portfolio (11/99).................................   2003        0.459           0.577               6,412,697
                                                               2002        0.627           0.459               5,876,699

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney International All Cap
   Growth Portfolio  (continued)............................   2001        0.924           0.627               7,629,713
                                                               2000        1.230           0.924               6,638,564
                                                               1999        1.000           1.230                 945,011

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.742           0.933               6,987,013
                                                               2002        1.008           0.742               8,814,849
                                                               2001        1.114           1.008               9,311,478
                                                               2000        0.998           1.114               5,501,375
                                                               1999        1.000           0.998               1,119,883

   Smith Barney Large Capitalization
   Growth Portfolio (11/99).................................   2003        0.640           0.931              20,579,752
                                                               2002        0.863           0.640              21,331,286
                                                               2001        1.000           0.863              22,512,692
                                                               2000        1.090           1.000              17,218,164
                                                               1999        1.000           1.090               2,526,512

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.959           1.228               6,086,848
                                                               2002        1.203           0.959               6,634,416
                                                               2001        1.355           1.203               6,353,871
                                                               2000        1.166           1.355               4,114,813
                                                               1999        1.000           1.166                 501,324

   Smith Barney Money Market Portfolio (11/99)..............   2003        1.074           1.066              13,369,673
                                                               2002        1.075           1.074              23,858,907
                                                               2001        1.052           1.075              34,802,834
                                                               2000        1.006           1.052              16,551,256
                                                               1999        1.000           1.006               2,574,330

   Strategic Equity Portfolio (11/99).......................   2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160
                                                               1999        1.000           1.149               1,333,895

   Travelers Managed Income Portfolio (11/99)...............   2003        1.125           1.203               9,137,556
                                                               2002        1.116           1.125               8,505,979
                                                               2001        1.061           1.116               5,960,679

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Travelers Managed Income Portfolio  (continued)..........   2000        0.997           1.061               2,191,946
                                                               1999        1.000           0.997                 194,554

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.524           0.649               3,147,706
                                                               2002        0.753           0.524               3,402,420
                                                               2001        0.970           0.753               3,768,278
                                                               2000        1.152           0.970               4,201,961
                                                               1999        1.000           1.152                 614,555

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (11/99).......   2003        0.555           0.697              10,823,223
                                                               2002        0.834           0.555              12,482,675
                                                               2001        1.234           0.834              14,221,625
                                                               2000        1.393           1.234              13,192,232
                                                               1999        1.000           1.393               1,613,716

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.693           0.970                 734,566
                                                               2002        0.945           0.693                 646,552
                                                               2001        1.000           0.945                 301,808

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (11/99)...........   2003        0.808           1.023               6,421,472
                                                               2002        0.905           0.808               6,685,142
                                                               2001        1.047           0.905               6,912,959
                                                               2000        1.138           1.047               6,333,548
                                                               1999        1.000           1.138               1,210,535

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (5/01)...............   2003        0.912           1.244               1,954,640
                                                               2002        1.000           0.912                 844,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund-- Series I (5/01)...........   2003        0.963           1.178                   5,962

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.242                   8,543

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (11/99)..............   2003        0.984           1.303                  11,565

   Growth Fund-- Class 2 Shares (11/99).....................   2003        0.960           1.285                 291,762

   Growth-Income Fund-- Class 2 Shares (11/99)..............   2003        0.971           1.258                 704,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99).........   2003        0.969           1.300                  29,124

   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                  30,640

   Templeton Foreign Securities Fund --
   Class 2 Shares (11/99)...................................   2003        0.989           1.279                  19,323

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.977           1.190                 108,325

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.010           1.104                 169,179

   Equity Index Portfolio-- Class II Shares (11/99).........   2003        0.967           1.208                  14,964

   Fundamental Value Portfolio (11/99)......................   2003        0.966           1.310                 109,298

Janus Aspen Series
   Mid Cap Growth Portfolio-- Service Shares (5/00).........   2003        0.983           1.296                  18,539

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (12/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio-- Administrative Class (5/03)......   2003        1.000           1.042                  54,678

   Total Return Portfolio-- Administrative Class (5/01).....   2003        1.012           1.040                 514,636

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.958           1.237                   9,165

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund-- Class I (11/99)...........................   2003        0.960           1.305                 145,744

   Investors Fund-- Class I (11/99).........................   2003        0.958           1.241                      --

   Small Cap Growth Fund-- Class I (11/99)..................   2003        0.970           1.412                  51,166

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.963           1.163                   6,109

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth
   and Value (10/02)........................................   2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.958           1.230                  35,368

   Large Cap Portfolio (11/99)..............................   2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)..............   2003        1.001           1.259                   3,059

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.971           1.227                  43,740

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                   1,879

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99).......................   2003        0.986           1.124                 116,554

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.997                  30,870

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
--------------                                                ------  ---------------  --------------    ------------------
   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.951           1.251                 177,260

   Smith Barney High Income Portfolio (11/99)...............   2003        1.007           1.256                 282,296

   Smith Barney International All Cap
   Growth Portfolio (11/99).................................   2003        0.986           1.229                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2003        0.969           1.210                  23,931

   Smith Barney Large Capitalization
   Growth Portfolio (11/99).................................   2003        0.946           1.366                 106,645

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.977           1.240                  27,736

   Smith Barney Money Market Portfolio (11/99)..............   2003        0.999           0.984                  17,168

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.257                   4,218

   Travelers Managed Income Portfolio (11/99)...............   2003        1.014           1.076                 267,025

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio-- Class I Shares (11/99).......   2003        0.959           1.195                  27,256

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.974           1.353                  18,794

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (11/99)............   2003        0.991           1.245                  55,188

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (5/01)...............   2003        0.986           1.334                      --

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

        a. mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

        b. the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

        c. the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

        d. sensitivity to drugs voluntarily taken, unless prescribed by a physician

        e. drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant'S 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Accountants
                            Condensed Financial Information
                            Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

   Name:    --------------------------------------------------------------------

   Address: --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21261                                                              May 3, 2004

             TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                 Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                  Total Return Portfolio -- Administrative Class
Money Market Portfolio                                             PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                  Putnam VT Small Cap Value Fund -- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B           SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                       All Cap Fund -- Class I
   Global Growth Fund -- Class 2 Shares                               Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                      Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                               Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                 THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                         Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --      Equity Income Portfolio
     Initial Shares                                                   Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders             Federated Stock Portfolio
     Portfolio -- Initial Shares                                      Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Lazard International Stock Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                    Merrill Lynch Large Cap Core Portfolio(3)
   Templeton Developing Markets Securities Fund -- Class 2 Shares     MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                 MFS Value Portfolio
GREENWICH STREET SERIES FUND                                          Pioneer Fund Portfolio
   Equity Index Portfolio -- Class II Shares                          Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund --                Travelers Quality Bond Portfolio
     Class I Shares(1)                                                U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund --               TRAVELERS SERIES FUND INC.
     Class I Shares                                                   AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                    MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                      Pioneer Strategic Income Portfolio(4)
LAZARD RETIREMENT SERIES, INC.                                        SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                              Strategic Equity Portfolio(5)
LORD ABBETT SERIES FUND, INC.                                      VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                                        Comstock Portfolio Class II Shares
   Mid-Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             Contrafund(R) Portfolio -- Service Class 2
   Merrill Lynch Global Allocation V.I. Fund -- Class III          VARIABLE INSURANCE PRODUCTS FUND III
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               Dynamic Capital Appreciation Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Mid Cap Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(2)

--------------
(1)    Formerly Salomon Brothers Variable Emerging Growth Fund -- Class I Shares
(2)    Formerly Oppenheimer Main Street Growth & Income Fund/VA -- Service
       Shares
(3)    Formerly MFS Research Portfolio
(4)    Formerly Putnam Diversified Income Portfolio
(5)    Formerly Alliance Growth Portfolio


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                        5
                                TABLE OF CONTENTS

Glossary...............................................    3   Payment Options........................................   38
Summary................................................    5      Election of Options.................................   38
Fee Table..............................................    9      Annuity Options...................................     38
Condensed Financial Information........................   15      Variable Liquidity Benefit........................     38
The Annuity Contract...................................   15   Miscellaneous Contract Provisions....................     39
   Contract Owner Inquiries............................   16      Right to Return...................................     39
   Purchase Payments...................................   16      Termination.......................................     39
   Purchase Payment Credits............................   17      Required Reports..................................     39
   Accumulation Units..................................   17      Suspension of Payments............................     39
   The Variable Funding Options........................   17   The Separate Accounts................................     40
The Fixed Account......................................   24      Performance Information...........................     40
Charges and Deductions.................................   24   Federal Tax Considerations...........................     40
   General.............................................   24      General Taxation of Annuities.....................     41
   Withdrawal Charge...................................   24      Types of Contracts: Qualified and Non-qualified...     41
   Free Withdrawal Allowance...........................   25      Qualified Annuity Contracts.......................     41
   Transfer Charge.....................................   25        Taxation of Qualified Annuity Contracts.........     41
   Administrative Charges..............................   25        Mandatory Distributions for Qualified Plans.....     41
   Mortality and Expense Risk Charge...................   26      Non-qualified Annuity Contracts...................     42
   Variable Liquidity Benefit Charge...................   26        Diversification Requirements for
   Enhanced Stepped-Up Provision Charge................   26          Variable Annuities............................     42
   Guaranteed Minimum Withdrawal Benefit                            Ownership of the Investments....................     42
     Charge............................................   26        Taxation of Death Benefit Proceeds..............     43
   Variable Funding Option Expenses....................   26      Other Tax Considerations..........................     43
   Premium Tax.........................................   26        Treatment of Charges for Optional Benefits......     43
   Changes in Taxes Based upon                                      Penalty Tax for Premature Distribution..........     43
     Premium or Value..................................   27        Puerto Rico Tax Considerations..................     43
Transfers..............................................   27        Non-Resident Aliens.............................     43
   Dollar Cost Averaging...............................   28   Other Information....................................     44
Access to Your Money...................................   29      The Insurance Companies...........................     44
   Guaranteed Minimum Withdrawal Benefit...............   29      Financial Statements..............................     44
   Systematic Withdrawals..............................   30      Distribution of Variable Annuity Contracts........     44
Ownership Provisions...................................   31      Conformity with State and Federal Laws............     45
   Types of Ownership..................................   31      Voting Rights.....................................     46
     Contract Owner....................................   31      Restrictions on Financial Transactions............     46
     Beneficiary.......................................   31      Legal Proceedings and Opinions....................     46
     Annuitant.........................................   31   Appendix A: Condensed Financial Information
Death Benefit..........................................   32      for The Travelers Insurance Company:
   Death Proceeds before the Maturity Date.............   32      Separate Account BD III...........................    A-1
   Enhanced Stepped-Up Provision.......................   33   Appendix B: Condensed Financial Information
   Payment of Proceeds.................................   33      for The Travelers Life and Annuity Company:
   Spousal Contract Continuance........................   35      Separate Account BD IV............................    B-1
   Beneficiary Contract Continuance....................   35   Appendix C: The Fixed Account........................    C-1
   Planned Death Benefit...............................   36   Appendix D: Waiver of Withdrawal Charge
   Death Proceeds after the Maturity Date..............   36      for Nursing Home Confinement......................    D-1
The Annuity Period.....................................   36   Appendix E: Contents of the Statement
   Maturity Date.......................................   36      Of Additional Information.........................    E-1
   Allocation of Annuity...............................   37
   Variable Annuity....................................   37
   Fixed Annuity.......................................   37

GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT - an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                   TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.................................................  8%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ASSOCIATED PURCHASE
   PAYMENT CREDITS WITHDRAWN)

   TRANSFER CHARGE...................................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

   VARIABLE LIQUIDITY BENEFIT CHARGE.................................  8%(3)
   (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

   ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................  $40(4)

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                            STANDARD                     ENHANCED
                                                                          DEATH BENEFIT               DEATH BENEFIT
                                                                    --------------------------    -----------------------
   Mortality and Expense Risk Charge...............................           1.25%                       1.45%
   Administrative Expense Charge...................................           0.15%                       0.15%
   TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED...............................................           1.40%                       1.60%
   Optional E.S.P. Charge..........................................           0.20%                       0.20%
   TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
   SELECTED........................................................           1.60%                       1.80%
   Maximum Optional GMWB Charge....................................           1.00%(5)                    1.00%(5)
   TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED...           2.40%                       2.60%
   TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
   SELECTED........................................................           2.60%                       2.80%

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               4 years                8%
               4 years               5 years                7%
               5 years               6 years                6%
               6 years               7 years                5%
               7 years               8 years                3%
               8 years               9 years                1%
               9 years+                                     0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

                  YEARS SINCE INITIAL                   WITHDRAWAL
                    PURCHASE PAYMENT                      CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               4 years                8%
               4 years               5 years                7%
               5 years               6 years                6%
               6 years               7 years                5%
               7 years               8 years                3%
               8 years               9 years                1%
               9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

(5)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                         MINIMUM       MAXIMUM
                                                       -----------   -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.42%        4.73%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES     EXPENSES    REIMBURSEMENT       EXPENSES
----------------               --------------- --------------- ------------------------------------------------------------
Capital Appreciation Fund.....     0.75%            --           0.07%        0.82%           --                 0.82%(16)
High Yield Bond Trust.........     0.52%            --           0.13%        0.65%           --                 0.65%(1)
Managed Assets Trust..........     0.50%            --           0.09%        0.59%           --                 0.59%(16)
Money Market Portfolio........     0.32%            --           0.10%        0.42%           --                 0.42%(2)
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........     0.61%            --           0.24%        0.85%           --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*.................     1.00%           0.25%         0.05%        1.30%          0.25%               1.05%(3)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES     EXPENSES    REIMBURSEMENT       EXPENSES
----------------               --------------- --------------- ------------------------------------------------------------
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........     0.66%           0.25%         0.04%        0.95%           --                 0.95%
   Growth Fund --
     Class 2 Shares*..........     0.37%           0.25%         0.02%        0.64%           --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........     0.33%           0.25%         0.01%        0.59%          0.00%               0.59%
CREDIT SUISSE TRUST
   Emerging Market Portfolio+.     1.25%            --           0.56%        1.81%           --                   --(23)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........     0.75%            --           0.11%        0.86%           --                 0.86%(4)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........     0.75%            --           0.05%        0.80%           --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................     0.75%            --           0.07%        0.82%           --                 0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..     0.60%           0.25%         0.20%        1.05%           --                 1.05%(5)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......     1.25%           0.25%         0.30%        1.80%           --                 1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................     0.69%           0.25%         0.22%        1.16%          0.04%               1.12%(6)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................     0.81%           0.25%         0.07%        1.13%           --                 1.13%(7)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........     0.31%           0.25%         0.04%        0.60%           --                 0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund
     -- Class I Shares........     0.95%            --           0.61%        1.56%           --                 1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........     0.65%            --           0.62%        1.27%           --                 1.27%
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........     0.65%           0.25%         0.02%        0.92%           --                 0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................     0.65%           0.25%         0.32%        1.22%           --                 1.22%
   Global Technology
     Portfolio -- Service
     Shares*..................     0.65%           0.25%         0.20%        1.10%           --                 1.10%
   Worldwide Growth
     Portfolio -- Service
     Shares*+.................     0.65%           0.25%         0.06%        0.96%           --                 0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........     0.75%           0.25%         0.42%        1.42%          0.17%               1.25%(8)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio     0.50%            --           0.35%        0.85%           --                 0.85%
   Mid-Cap Value Portfolio....     0.75%            --           0.33%        1.08%           --                 1.08%

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES     EXPENSES    REIMBURSEMENT       EXPENSES
----------------               --------------- --------------- ------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............     0.65%           0.25%         0.18%        1.08%           --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................     0.75%           0.25%         0.08%        1.08%           --                 1.08%
OPPENHEIMER VARIABLE
   ACCOUNT FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*..................     0.68%           0.25%         0.03%        0.96%           --                 0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....     0.25%           0.15%         0.26%        0.66%          0.01%               0.65%(9)
   Total Return Portfolio --
     Administrative Class*....     0.25%           0.15%         0.26%        0.66%          0.01%               0.65%(10)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+     0.70%           0.25%         0.86%        1.81%           --                 1.81%(11)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................     0.77%           0.25%         0.22%        1.24%           --                 1.24%(11)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.     0.80%           0.25%         0.12%        1.17%           --                 1.17%(11)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....     0.85%            --           0.13%        0.98%           --                 0.98%
   Investors Fund -- Class I..     0.70%            --           0.12%        0.82%           --                 0.82%
   Large Cap Growth Fund --
     Class I..................     0.75%            --           3.98%        4.73%           --                   --(23)
   Small Cap Growth Fund --
     Class I..................     0.75%            --           0.51%        1.26%           --                 1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................     0.60%            --           0.18%        0.78%           --                 0.78%(12)
   Disciplined Mid Cap
     Stock Portfolio..........     0.70%            --           0.12%        0.82%           --                 0.82%(13)
   Equity Income Portfolio....     0.75%            --           0.12%        0.87%           --                 0.87%(13)
   Federated High Yield
     Portfolio................     0.65%            --           0.25%        0.90%           --                 0.90%(13)
   Federated Stock Portfolio..     0.63%            --           0.28%        0.91%           --                 0.91%(13)
   Large Cap Portfolio........     0.75%            --           0.11%        0.86%           --                 0.86%(13)
   Lazard International
     Stock Portfolio..........     0.83%            --           0.17%        1.00%           --                 1.00%(16)
   Merrill Lynch Large Cap
     Core Portfolio...........     0.80%            --           0.19%        0.99%           --                 0.99%(14)
   MFS Emerging Growth
     Portfolio................     0.75%            --           0.14%        0.89%           --                 0.89%(13)
   MFS Mid Cap Growth
     Portfolio................     0.80%            --           0.12%        0.92%           --                 0.92%(14)
   MFS Value Portfolio........
                                   0.75%            --           0.33%        1.08%           --                   --(14),(23)
   Pioneer Fund Portfolio.....     0.72%            --           0.40%        1.12%           --                 1.12%(15)
   Social Awareness
     Stock Portfolio..........     0.62%            --           0.16%        0.78%           --                 0.78%(16)
   Travelers Quality
     Bond Portfolio...........     0.32%            --           0.11%        0.43%           --                 0.43%(17)
   U.S. Government
     Securities Portfolio.....     0.32%            --           0.10%        0.42%           --                 0.42%(16)

                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES     EXPENSES    REIMBURSEMENT       EXPENSES
----------------               --------------- --------------- ------------------------------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital
     Appreciation Portfolio...     0.80%            --           0.05%        0.85%           --                 0.85%
   MFS Total Return Portfolio.     0.80%            --           0.02%        0.82%           --                 0.82%
   Pioneer Strategic
     Income Portfolio.........     0.75%            --           0.25%        1.00%           --                 1.00%
   SB Adjustable Rate Income
     Portfolio - Class I *....     0.60%           0.25%         3.87%        4.72%          3.72%               1.00%(18)
   Strategic Equity Portfolio.     0.80%            --           0.04%        0.84%           --                 0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio --
     Class II Shares*.........     0.60%           0.25%         0.05%        0.90%           --                 0.90%
   Enterprise Portfolio --
     Class II Shares*+........     0.50%           0.25%         0.14%        0.89%           --                   --(19)(23)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........     0.58%           0.25%         0.10%        0.93%           --                   --(20),(23)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*......     0.58%           0.25%         1.27%        2.10%           --                   --(21),(23)
   Mid Cap Portfolio --
     Service Class 2*.........     0.58%           0.25%         0.12%        0.95%           --                   --(22),(23)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

+    Closed to new investors.

NOTES

(1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(2) Fund has a voluntary waiver of 0.40%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(3) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(4) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(8) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(9) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%. (9)

(10) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(11) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(12) Fund has a voluntary waiver of 0.80%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(13) Fund has a voluntary waiver of 0.95%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(14) Fund has a voluntary waiver of 1.00%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(15) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(16) Fund has a voluntary waiver of 1.25%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
       ----------------                                                        ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio.......................             0.41%                     1.40%
       Large Cap Growth Fund -- Class I....................................             3.73%                     1.00%
       MFS Value Portfolio.................................................             0.08%                     1.00%
       Enterprise Portfolio Class II Shares................................             0.04%                     0.85%
       Contrafund(R) Portfolio -- Service Class 2...........................            0.03%                     0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2...........             0.95%                     1.15%
       Mid Cap Portfolio -- Service Class 2................................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- --------- ---------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............   1091      1803      2401       3555      329      1003       1701       3555
Underlying Fund with Maximum Total
Annual Operating Expenses..............   1509      2984      4248       6663      747      2184       3548       6663


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- --------- ---------- --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total
Annual Operating Expenses..............   1031      1625      2109       2990      269       825       1409       2990
Underlying Fund with Maximum Total
Annual Operating Expenses..............   1452      2829      4016       6319      690      2029       3316       6319


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Portfolio Architect XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                         MAXIMUM AGE BASED ON
                                                           THE OLDER OF THE
                                                          OWNER AND ANNUITANT
      DEATH BENEFIT/OPTIONAL FEATURE                     ON THE CONTRACT DATE
      --------------------------------------------    --------------------------
      Standard Death Benefit                                    Age 80
      Enhanced Death Benefit                                    Age 75
      Enhanced Stepped-Up Provision  (E.S.P.)                   Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund)

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

     (c) you surrender or terminate your Contract within 12 months after the Contract Date

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the

Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund        TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          TAMIC
                                           normally invests in equities,              Subadviser: Travelers Investment
                                           convertible and fixed-income               Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with             TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of       A I M Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund          Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2           Seeks capital appreciation. The Fund       Capital Research and Management
     Shares                                normally invests in common stocks of       Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund       CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2           Seeks capital appreciation and income.     CRM
     Shares                                The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
CREDIT SUISSE TRUST
   Emerging Market Portfolio+              Seeks long term growth of capital. The     Credit Suisse Asset Management, LLC
                                           Fund normally invests in equity            Subadviser: Credit Suisse Asset
                                           securities of companies located in, or     Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management Company
     Standard Class                        total return with capital appreciation     ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund        Seeks long term capital growth             The Dreyfus Corporation ("Dreyfus")
     -- Appreciation Portfolio --          consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
     Initial Shares                        capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund        Seeks to maximize capital                  Dreyfus
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The        Templeton Global Advisors Limited
     -- Class 2 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before      TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class       normally invests in common stocks of       ("SBAM")
     I Shares                              companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets may
                                           also be invested in small to medium
                                           sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital         SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,            Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner        Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and      Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund       Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.        Merrill Lynch Investment Managers,
     V.I. Fund -- Class III                The Fund normally invests in a             L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The     MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund          OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of real capital and      Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The     Putnam Investment
     Class IB Shares+                      Fund normally invests in the common        Management("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund       Putnam
     Fund -- Class IB Shares+              normally invests in common stocks of
                                           companies outside the U.S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital           TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund          TAMIC
                                           normally invests in the equity             Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund          TAMIC
                                           normally invests in equity securities      Subadviser: Fidelity Management &
                                           with a focus on income producing           Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund        TAMIC
                                           normally invests in below                  Subadviser: Federated Investment
                                           investment-grade bonds and debt            Management Company (`Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.        TAMIC
                                           The Fund normally invests in equity        Subadviser: Federated Equity
                                           securities that are selected on the        Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in the               Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Lazard Asset Management
                                           of non-U.S. domiciled companies
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The        TAMIC
     Portfolio                             Fund normally invests in a diversified     Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in common stock      Subadviser: Massachusetts
                                           and related securities of emerging         Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital        TAMIC
                                           growth. The Fund normally invests in       Subadviser: Pioneer Investment
                                           equity securities that are carefully       Management Inc.
                                           selected, reasonably priced securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation       Smith Barney Fund Management LLC
                                           and retention of net investment            ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain investment
                                           criteria and social criteria.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
   Travelers Quality Bond Portfolio        Seeks current income and total return      TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and     TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund       Travelers Investment Adviser Inc.
                                           normally invests in common stocks of       ("TIA")
                                           companies that are likely to benefit       Subadviser: AIM Capital Management
                                           from new products, services or             Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of             Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent       TIA
                                           with preservation of capital. The Fund     Subadviser: Putnam Investment
                                           normally invests in debt securities of     Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit     SBFM
     Portfolio -- Class I                  the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in the equity             Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio -- Class II          Seeks capital growth and income. The       Van Kampen Asset Management Inc.
     Shares                                Fund normally invests in common and        ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio -- Class II        Seeks capital appreciation. The Fund       Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.      FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund       FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The     FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

----------
+    Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your registered representative and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

                 YEARS SINCE PURCHASE                  WITHDRAWAL
                     PAYMENT MADE                        CHARGE
       ------------------------------------------ ----------------------
        GREATER THAN OR EQUAL    BUT LESS THAN
                 TO
               0 years              4 years                8%
               4 years              5 years                7%
               5 years              6 years                6%
               6 years              7 years                5%
               7 years              8 years                3%
               8 years              9 years                1%
              9+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    under the Managed Distribution Program, or

     o    under the Nursing Home Confinement provision (as described in Appendix
          D).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis,
0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                    YEARS SINCE INITIAL                     WITHDRAWAL
                      PURCHASE PAYMENT                        CHARGE
  ---------------------------------------------------  ----------------------
     GREATER THAN OR EQUAL TO       BUT LESS THAN
             0 years                   4 years                  8%
             4 years                   5 years                  7%
             5 years                   6 years                  6%
             6 years                   7 years                  5%
             7 years                   8 years                  3%
             8 years                   9 years                  1%
             9+ years                                           0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o    the dollar amount you request to transfer;

          o the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include Purchase Payment Credits. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
--------------------- ----------------------------------------------------- ----------------------------------------------------
                      CONTRACT            RBB               AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                 VALUE
--------------------- ----------- -------------------- -------------------- ----------- --------------------- ------------------
VALUES AS OF
--------------------- ----------- -------------------- -------------------- ----------- --------------------- ------------------
CONTRACT DATE          $105,000        $100,000              $5,000          $105,000         $100,000             $5,000
--------------------- ----------- -------------------- -------------------- ----------- --------------------- ------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL,
CONTRACT YEAR TWO      $120,750        $100,000              $5,000          $89,250          $100,000             $5,000
--------------------- ----------- -------------------- -------------------- ----------- --------------------- ------------------
                                        $91,718              $4,586                           $88,796              $4,440

IMMEDIATELY AFTER                      [100,000 -
WITHDRAWAL,                             (100,000         [5,000 - (5,000                [100,000 - (100,000     [5,000 - (5,000
CONTRACT YEAR TWO      $110,750    x 10,000/120,750)]   x 10,000/120,750)]    $79,250     x 10,000/89,250)]    x 10,000/89,250)]
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $8,282                $414           $10,000          $11,204               $560
--------------------------------------------------------------------------------------------------------------------------------


Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

     (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

     (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

     (3)  the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------- ----------------------------- ---------------------------------------- ------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                     APPLY*
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),        Unless the beneficiary elects to            Yes
(WITH NO JOINT OWNER)                  or if none, to the            continue the Contract rather than
                                       CONTRACT OWNER'S estate.      receive the distribution.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),        Unless the beneficiary elects to            Yes
(WITH NO JOINT OWNER)                  or if none, to the            continue the Contract rather than
                                       CONTRACT OWNER'S estate.      receive the distribution.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                       Yes
NOT THE ANNUITANT)                     owner.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),        Unless the beneficiary elects to            Yes
THE ANNUITANT)                         or if none, to the            continue the Contract rather than
                                       surviving joint owner.        receive the distribution.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint           Unless the spouse elects to                 Yes
THE ANNUITANT)                         owner.                        continue the Contract.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),        Unless the spouse elects to                 Yes
ANNUITANT)                             or if none, to the            continue the Contract.
                                       surviving joint owner.
                                                                     A spouse who is not the beneficiary
                                                                     may decline to receive the proceeds
                                                                     and instruct the company to pay the
                                                                     beneficiary who may elect to
                                                                     continue the Contract.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to            Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       CONTRACT OWNER.                receive the distribution.

                                                                     Or if, there is a CONTINGENT
                                                                     ANNUITANT. Then, the CONTINGENT
                                                                     ANNUITANT becomes the ANNUITANT and
                                                                     the Contract continues in effect
                                                                     (generally using the original
                                                                     MATURITY DATE). The proceeds will
                                                                     then be paid upon the death of the
                                                                     CONTINGENT ANNUITANT or owner.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                   Yes
OWNER)                                 is the ANNUITANT" above.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                     Yes (Death of
NONNATURAL ENTITY/TRUST)               (e.g. the trust).or if                                                    ANNUITANT is
                                       none, to the owner.                                                       treated as death
                                                                                                                 of the owner in
                                                                                                                 these
                                                                                                                 circumstances.)
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                     N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

----------------------------------- ----------------------------- ---------------------------------------- ------------------------
BENEFICIARY                            No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------

                                                       QUALIFIED CONTRACTS

----------------------------------- ----------------------------- ---------------------------------------- ------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                     APPLY*
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
OWNER/ANNUITANT                        The beneficiary (ies),        Unless the beneficiary elects to            Yes
                                       or if none, to the            continue the Contract rather than
                                       CONTRACT OWNER'S estate.      receive a distribution.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
BENEFICIARY                            No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.
----------------------------------- ----------------------------- ---------------------------------------- ------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                     N/A
                                       payable; Contract
                                       continues.

----------------------------------- ----------------------------- ---------------------------------------- ------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding OptionS.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                                      A-19
                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Capital Appreciation Fund (5/00).........................   2003        0.400           0.492               1,688,768
                                                               2002        0.541           0.400               1,612,958
                                                               2001        0.742           0.541               1,770,037
                                                               2000        1.000           0.742                 189,085

   Money Market Portfolio (2/98)............................   2003        1.157           1.150               2,696,830
                                                               2002        1.158           1.157               3,968,056
                                                               2001        1.131           1.158               3,881,543
                                                               2000        1.080           1.131                 293,012

AIM Variable Insurance Funds, Inc .
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.609           0.751                 895,510
                                                               2002        0.885           0.609                 994,353
                                                               2001        1.000           0.885                 421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.514           0.625               1,190,268
                                                               2002        0.753           0.514               1,278,582
                                                               2001        0.925           0.753                 892,135
                                                               2000        1.127           0.925                  96,323

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.741           0.989                 734,396

   Growth Fund -- Class 2 Shares (12/99)....................   2003        0.733           0.989               1,423,815

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2003        0.894           1.167               1,322,363

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Credit Suisse Trust
   Emerging Markets Portfolio (5/00)........................   2003        0.581           0.819                  70,125
                                                               2002        0.667           0.581                  23,079
                                                               2001        0.748           0.667                 246,451
                                                               2000        1.000           0.748                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2003        1.297           1.714                 586,611
                                                               2002        1.258           1.297                 542,919
                                                               2001        1.173           1.258                 169,706
                                                               2000        1.000           1.173                   7,111

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (5/00)....................................   2003        0.717           0.857                 659,588
                                                               2002        0.873           0.717                 537,694
                                                               2001        0.977           0.873                 175,799
                                                               2000        1.000           0.977                   6,817

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (5/00)....................................   2003        0.762           0.989               1,336,406
                                                               2002        0.955           0.762               1,207,213
                                                               2001        1.032           0.955                 472,852
                                                               2000        1.000           1.032                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.845           1.043                 457,584
                                                               2002        1.000           0.845                 119,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                   1,000

   Templeton Growth Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.792           1.032                 107,706
                                                               2002        1.000           0.792                   1,558

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2003        0.629           0.792               1,945,736
                                                               2002        0.822           0.629               1,408,585
                                                               2001        0.951           0.822               1,012,410

   Salomon Brothers Variable Aggressive Growth
   Fund -- Class I Shares (5/02)............................   2003        0.758           1.047                  75,568
                                                               2002        1.000           0.758                  18,468

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (5/02)............................   2003        0.800           1.027                  51,399
                                                               2002        1.000           0.800                   8,717

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941               2,255,765
                                                               2002        0.911           0.839               2,455,936
                                                               2001        0.972           0.911               1,563,586
                                                               2000        1.000           0.972                 493,338

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.647           0.805                 486,503
                                                               2002        0.931           0.647                 327,504
                                                               2001        1.135           0.931                 179,330
                                                               2000        1.000           1.135                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349                 922,256
                                                               2002        0.415           0.242                 947,203
                                                               2001        0.672           0.415                 631,575
                                                               2000        1.000           0.672                  30,577

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.446           0.544                 915,111
                                                               2002        0.609           0.446               1,080,320
                                                               2001        0.798           0.609                 919,187
                                                               2000        1.000           0.798                 381,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                  17,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                   5,686

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   1,000

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.068                   1,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                  29,952

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173               6,603,100
                                                               2002        1.053           1.132               5,715,152
                                                               2001        1.000           1.053               1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.560           0.728                 322,550
                                                               2002        0.806           0.560                 354,885
                                                               2001        1.000           0.806                  90,017

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.696           0.882                 174,431
                                                               2002        0.857           0.696                 120,823
                                                               2001        1.000           0.857                 172,126

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.877           1.295               1,304,358
                                                               2002        1.088           0.877               1,111,270
                                                               2001        1.000           1.088                 218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2003        0.894           1.225               1,680,295
                                                               2002        1.209           0.894               1,672,013
                                                               2001        1.204           1.209                 894,987

   Investors Fund -- Class I (5/01).........................   2003        0.826           1.078               1,479,023
                                                               2002        1.089           0.826               1,316,924
                                                               2001        1.152           1.089                 505,781

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.800           1.140                  63,373
                                                               2002        1.000           0.800                  20,665

   Small Cap Growth Fund -- Class I (3/01)..................   2003        0.823           1.208                 348,334
                                                               2002        1.278           0.823                 374,428
                                                               2001        1.397           1.278                 166,046

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)..................   2003        0.922           1.148               1,173,473
                                                               2002        1.005           0.922                 869,622
                                                               2001        1.028           1.005                 836,858
                                                               2000        1.000           1.028                  70,310

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2003        0.837           1.104                 521,073
                                                               2002        0.991           0.837                 609,372
                                                               2001        1.047           0.991                 213,661
                                                               2000        1.000           1.047                      --

   Equity Income Portfolio (4/00)...........................   2003        0.885           1.145               3,246,588
                                                               2002        1.043           0.885               2,913,402
                                                               2001        1.133           1.043               1,567,212
                                                               2000        1.052           1.133                 197,368

   Federated High Yield Portfolio (5/00)....................   2003        0.962           1.161               1,434,675
                                                               2002        0.940           0.962                 714,245
                                                               2001        0.935           0.940                  76,897
                                                               2000        1.000           0.935                      --

   Federated Stock Portfolio (5/00).........................   2003        0.834           1.050                 350,988
                                                               2002        1.049           0.834                 384,838
                                                               2001        1.046           1.049                 543,886
                                                               2000        1.000           1.046                      --

   Large Cap Portfolio (11/99)..............................   2003        0.589           0.724                 350,858
                                                               2002        0.774           0.589                 292,511
                                                               2001        0.949           0.774                 201,210
                                                               2000        1.126           0.949                  72,389

   Lazard International Stock Portfolio (5/00)..............   2003        0.589           0.747                 432,727
                                                               2002        0.686           0.589                 289,734

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Lazard International Stock Portfolio (continued).........   2001        0.943           0.686                 286,652
                                                               2000        1.000           0.943                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2003        0.597           0.713                 361,013
                                                               2002        0.808           0.597                 331,234
                                                               2001        1.057           0.808                 253,154
                                                               2000        1.135           1.057                   8,995

   MFS Emerging Growth Portfolio (4/00).....................   2003        0.460           0.586                 589,383
                                                               2002        0.710           0.460                 567,780
                                                               2001        1.128           0.710                 376,108
                                                               2000        1.433           1.128                  99,230

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.372           0.503                 874,458
                                                               2002        0.737           0.372                 765,147
                                                               2001        0.980           0.737                 619,700
                                                               2000        1.000           0.980                  15,819

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                   1,000

   Travelers Quality Bond Portfolio (5/00)..................   2003        1.156           1.220               3,360,059
                                                               2002        1.108           1.156               3,173,200
                                                               2001        1.049           1.108               2,094,699
                                                               2000        1.000           1.049                 137,637

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.649           0.827                 436,166
                                                               2002        0.864           0.649                 153,676
                                                               2001        1.000           0.864                  53,578

   MFS Total Return Portfolio (6/00)........................   2003        1.062           1.221               5,160,068
                                                               2002        1.137           1.062               3,995,198
                                                               2001        1.153           1.137               1,997,966
                                                               2000        1.003           1.153                  99,711

   Pioneer Strategic Income Portfolio (5/00)................   2003        1.065           1.255                 133,615
                                                               2002        1.020           1.065                 134,078
                                                               2001        0.992           1.020                 499,291
                                                               2000        1.000           0.992                   7,948

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   SB Adjustable Rate Income Portfolio --                      2003        1.000           0.999                   1,000
   Class I Shares (9/03)....................................

   Strategic Equity Portfolio (11/99).......................   2003        0.519           0.678               1,832,344
                                                               2002        0.792           0.519               1,656,273
                                                               2001        0.927           0.792               1,087,180
                                                               2000        1.000           0.927                  50,352

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.726           0.936                 457,049
                                                               2002        0.914           0.726                 352,819
                                                               2001        1.000           0.914                 167,638

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.631           0.782                   7,547
                                                               2002        0.908           0.631                   4,269
                                                               2001        1.000           0.908                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.710           0.897               1,573,114
                                                               2002        0.796           0.710               1,486,472
                                                               2001        0.922           0.796                 869,188
                                                               2000        1.000           0.922                 180,188

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.769           0.947                 103,711
                                                               2002        0.843           0.769                  78,854
                                                               2001        1.000           0.843                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.912           1.244                 393,509
                                                               2002        1.028           0.912                 397,241
                                                               2001        1.000           1.028                 107,418

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Capital Appreciation Fund (5/00).........................   2003        0.968           1.183                      --

   Money Market Portfolio (2/98)............................   2003        0.999           0.985                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.963           1.178                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.984           1.303                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2003        0.960           1.285                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2003        0.971           1.258                      --

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)........................   2003        0.982           1.373                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2003        1.005           1.318                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (5/00)....................................   2003        0.971           1.151                      --

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (5/00)....................................   2003        0.976           1.258                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.994           1.217                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                      --

   Templeton Growth Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.976           1.262                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2003        0.967           1.208                      --

   Salomon Brothers Variable Aggressive
   Growth Fund -- Class I Shares (5/02).....................   2003        0.949           1.301                      --

   Salomon Brothers Variable Growth &
   Income Fund -- Class I Shares (5/02).....................   2003        0.967           1.231                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.994           1.106                      --

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.988           1.220                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.944           1.353                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.980           1.185                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.042                  27,845

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.040                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.958           1.237                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2003        0.960           1.305                      --

   Investors Fund -- Class I (5/01).........................   2003        0.958           1.241                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.961           1.358                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2003        0.970           1.412                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)..................   2003        0.995           1.230                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2003        0.977           1.278                      --

   Equity Income Portfolio (4/00)...........................   2003        0.958           1.230                      --

   Federated High Yield Portfolio (5/00)....................   2003        1.003           1.201                      --

   Federated Stock Portfolio (5/00).........................   2003        0.978           1.220                      --

   Large Cap Portfolio (11/99)..............................   2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)..............   2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)............   2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00).....................   2003        0.971           1.227                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.974           1.306                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                      --

   Travelers Quality Bond Portfolio (5/00)..................   2003        1.014           1.061                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)........................   2003        0.986           1.124                      --

   Pioneer Strategic Income Portfolio (5/00)................   2003        1.008           1.179                      --

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.997                   1,321

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.257                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.974           1.247                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.966           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.991           1.243                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.953           1.165                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.986           1.334                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Capital Appreciation Fund (5/00).........................   2003        0.400           0.492               9,196,896
                                                               2002        0.541           0.400              10,337,045
                                                               2001        0.742           0.541              14,174,851
                                                               2000        1.000           0.742               9,685,366

   Money Market Portfolio (10/97)...........................   2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.741           0.989               9,954,233

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.733           0.989              30,519,238

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.894           1.167              20,672,145

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Credit Suisse Trust
   Emerging Markets Portfolio (5/00)........................   2003        0.581           0.819                 555,146
                                                               2002        0.667           0.581                 447,939
                                                               2001        0.748           0.667                 952,771
                                                               2000        1.000           0.748                 221,321

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2003        1.297           1.714               1,701,015
                                                               2002        1.258           1.297               1,710,144
                                                               2001        1.173           1.258                 481,199
                                                               2000        1.000           1.173                  48,709

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (5/00)....................................   2003        0.717           0.857               1,459,140
                                                               2002        0.873           0.717               1,209,492
                                                               2001        0.977           0.873                 644,927
                                                               2000        1.000           0.977                 277,656

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (5/00)....................................   2003        0.762           0.989               3,892,680
                                                               2002        0.955           0.762               3,571,507
                                                               2001        1.032           0.955               3,011,491
                                                               2000        1.000           1.032               1,460,554

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.448                 157,913

   Templeton Growth Securities Fund --
   Class 2 Shares (6/02)....................................   2003        0.792           1.032                 675,020
                                                               2002        1.000           0.792                 180,014

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249

   Salomon Brothers Variable Aggressive
   Growth Fund -- Class I Shares (8/02).....................   2003        0.758           1.047                 320,263
                                                               2002        1.000           0.758                  74,555

   Salomon Brothers Variable Growth &
   Income Fund -- Class I Shares (9/02).....................   2003        0.800           1.027                 397,457
                                                               2002        1.000           0.800                  26,471

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.839           0.941               4,671,651
                                                               2002        0.911           0.839               5,125,827
                                                               2001        0.972           0.911               5,320,731
                                                               2000        1.000           0.972               2,631,110

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.647           0.805               1,458,984
                                                               2002        0.931           0.647               1,671,734
                                                               2001        1.135           0.931               1,835,830
                                                               2000        1.000           1.135               1,720,549

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.242           0.349               3,147,082
                                                               2002        0.415           0.242               3,998,130
                                                               2001        0.672           0.415               4,187,835
                                                               2000        1.000           0.672               4,483,704

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.446           0.544               5,176,878
                                                               2002        0.609           0.446               6,179,894
                                                               2001        0.798           0.609               6,907,600
                                                               2000        1.000           0.798               6,625,173

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.336                 134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.260                 557,395

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.068                  16,802

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.048                 487,410

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.696           0.882               3,509,039
                                                               2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077
                                                               2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774

   Investors Fund -- Class I (11/99)........................   2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.800           1.140                 490,140
                                                               2002        1.000           0.800                  40,847

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.000           1.397               1,826,310

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)..................   2003        0.922           1.148               3,117,515
                                                               2002        1.005           0.922               2,874,307
                                                               2001        1.028           1.005               3,106,317
                                                               2000        1.000           1.028               1,037,545

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2003        0.837           1.104               1,310,615
                                                               2002        0.991           0.837               1,446,554
                                                               2001        1.047           0.991               1,422,625
                                                               2000        1.000           1.047                 570,805

   Equity Income Portfolio (11/99)..........................   2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279

   Federated High Yield Portfolio (6/00)....................   2003        0.962           1.161               1,585,600
                                                               2002        0.940           0.962               1,710,702
                                                               2001        0.935           0.940                 913,761
                                                               2000        1.000           0.935                 127,420

   Federated Stock Portfolio (5/00).........................   2003        0.834           1.050                 954,385
                                                               2002        1.049           0.834                 703,223
                                                               2001        1.046           1.049                 732,741
                                                               2000        1.000           1.046                 128,343

   Large Cap Portfolio (11/99)..............................   2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Lazard International Stock Portfolio (5/00)..............   2003        0.589           0.747               1,473,404
                                                               2002        0.686           0.589               1,220,371
                                                               2001        0.943           0.686                 885,468
                                                               2000        1.000           0.943                 356,321

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316
                                                               2000        1.135           1.057               3,766,401

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.372           0.503               3,413,182
                                                               2002        0.737           0.372               3,504,601
                                                               2001        0.980           0.737               3,647,107
                                                               2000        1.000           0.980               2,539,453

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.217                  62,749

   Travelers Quality Bond Portfolio (5/00)..................   2003        1.156           1.220               5,440,623
                                                               2002        1.108           1.156               6,049,382
                                                               2001        1.049           1.108               4,591,755
                                                               2000        1.000           1.049               4,047,115

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

   MFS Total Return Portfolio (11/99).......................   2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152

   Pioneer Strategic Income Portfolio (6/00)................   2003        1.065           1.255                 878,773
                                                               2002        1.020           1.065                 990,950

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Pioneer Strategic Income Portfolio  (continued)..........   2001        0.992           1.020               1,000,776
                                                               2000        1.000           0.992                 165,623

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.999                   3,637

   Strategic Equity Portfolio (11/99).......................   2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.726           0.936               2,253,123
                                                               2002        0.914           0.726               1,228,918
                                                               2001        1.000           0.914                 644,900

   Enterprise Portfolio -- Class II Shares (6/01)...........   2003        0.631           0.782                 282,743
                                                               2002        0.908           0.631                 121,490
                                                               2001        1.000           0.908                  11,890

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.710           0.897               4,090,792
                                                               2002        0.796           0.710               4,138,442
                                                               2001        0.922           0.796               3,578,211
                                                               2000        1.000           0.922               1,364,359

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (8/01)...................................   2003        0.769           0.947                  69,403
                                                               2002        0.843           0.769                  49,412
                                                               2001        1.000           0.843                  11,149

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.912           1.244               1,954,640
                                                               2002        1.028           0.912                 844,778
                                                               2001        1.000           1.028                 145,421

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Capital Appreciation Fund (5/00).........................   2003        0.968           1.183                   5,056

   Money Market Portfolio (10/97)...........................   2003        0.999           0.985                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.963           1.178                   5,962

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.984           1.303                  11,565

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.960           1.285                 291,762

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.971           1.258                 704,556

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)........................   2003        0.982           1.373                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2003        1.005           1.318                  45,031

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (5/00)....................................   2003        0.971           1.151                  25,626

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (5/00)....................................   2003        0.976           1.258                  47,826

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/02)....................................   2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.440                  30,640

   Templeton Growth Securities Fund --
   Class 2 Shares (6/02)....................................   2003        0.976           1.262                  36,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.967           1.208                  14,964

   Salomon Brothers Variable Aggressive
   Growth Fund -- Class I Shares (8/02).....................   2003        0.949           1.301                      --

   Salomon Brothers Variable Growth &
   Income Fund -- Class I Shares (9/02).....................   2003        0.967           1.231                 106,380

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2003        0.994           1.106                  14,338

   Global Life Sciences Portfolio --
   Service Shares (5/00)....................................   2003        0.988           1.220                  10,590

   Global Technology Portfolio -- Service Shares (5/00).....   2003        0.944           1.353                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.980           1.185                  26,415

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.042                  54,678

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.012           1.040                 514,636

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.958           1.237                   9,165

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.960           1.305                 145,744

   Investors Fund -- Class I (11/99)........................   2003        0.958           1.241                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.961           1.358                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.970           1.412                  51,166

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)..................   2003        0.995           1.230                  46,580

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2003        0.977           1.278                      --

   Equity Income Portfolio (11/99)..........................   2003        0.958           1.230                  35,368

   Federated High Yield Portfolio (6/00)....................   2003        1.003           1.201                  52,061

   Federated Stock Portfolio (5/00).........................   2003        0.978           1.220                      --

   Large Cap Portfolio (11/99)..............................   2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)..............   2003        1.001           1.259                   3,059

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.971           1.227                  43,740

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.974           1.306                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- -------------- ----------------------
   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.210                   1,879

   Travelers Quality Bond Portfolio (5/00)..................   2003        1.014           1.061                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99).......................   2003        0.986           1.124                 116,554

   Pioneer Strategic Income Portfolio (6/00)................   2003        1.008           1.179                      --

   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           0.997                  30,870

   Strategic Equity Portfolio (11/99).......................   2003        0.969           1.257                   4,218

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2003        0.974           1.247                 263,122

   Enterprise Portfolio -- Class II Shares (6/01)...........   2003        0.966           1.188                  61,960

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (5/00)........   2003        0.991           1.243                  22,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (8/01)...................................   2003        0.953           1.165                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.986           1.334                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

     (a) is Medicare approved as a provider of skilled nursing care services and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism


                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care

     (d) provides, as a primary function, nursing care and room and board; and charges for these services

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one--year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

               The Insurance Company
               Principal Underwriter
               Distribution and Principal Underwriting Agreement
               Valuation of Assets
               Federal Tax Considerations
               Independent Accountants
               Condensed Financial Information
               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-20672                                                              May 3, 2004

      TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.             SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B         Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B            Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                  SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                    Multiple Discipline Portfolio -- Balanced All Cap Growth
   Growth-Income Fund -- Class 2 Shares                               and Value
   Growth-Income Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- Global All Cap Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  and Value
   Franklin Small Cap Fund -- Class 2 Shares                        Multiple Discipline Portfolio -- Large Cap Growth and Value
   Mutual Shares Securities Fund -- Class 2 Shares               THE TRAVELERS SERIES TRUST
   Templeton Developing Markets Securities Fund -- Class 2          Equity Income Portfolio
     Shares                                                         Large Cap Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares              Lazard International Stock Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares               Merrill Lynch Large Cap Core Portfolio(1)
GREENWICH STREET SERIES FUND                                        MFS Emerging Growth Portfolio
   Appreciation Portfolio                                           MFS Value Portfolio
   Diversified Strategic Income Portfolio                           Pioneer Fund Portfolio
   Equity Index Portfolio -- Class II Shares                     TRAVELERS SERIES FUND INC.
   Fundamental Value Portfolio                                      AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                  MFS Total Return Portfolio
   Mid Cap Growth Portfolio -- Service Shares                       Pioneer Strategic Income Portfolio(2)
LAZARD RETIREMENT SERIES, INC.                                      SB Adjustable Rate Income Portfolio -- Class I
   Lazard Retirement Small Cap Portfolio                            Smith Barney Aggressive Growth Portfolio
LORD ABBETT SERIES FUND, INC.                                       Smith Barney High Income Portfolio
   Growth and Income Portfolio                                      Smith Barney Large Capitalization Growth Portfolio
   Mid-Cap Value Portfolio                                          Smith Barney Mid Cap Core Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                           Smith Barney Money Market Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III           Strategic Equity Portfolio(3)
   Merrill Lynch Small Cap Value V.I. Fund -- Class III             Travelers Managed Income Portfolio
PIMCO VARIABLE INSURANCE TRUST                                      Van Kampen Enterprise Portfolio
   Real Return Portfolio -- Administrative Class                  VAN KAMPEN LIFE INVESTMENT TRUST
   Total Return Portfolio -- Administrative Class                   Emerging Growth Portfolio -- Class I Shares
PUTNAM VARIABLE TRUST                                             VARIABLE ANNUITY PORTFOLIOS
   Putnam VT Small Cap Value Fund -- Class IB Shares                Smith Barney Small Cap Growth Opportunities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                       VARIABLE INSURANCE PRODUCTS FUND II
   All Cap Fund -- Class I                                          Contrafund(R) Portfolio -- Service Class
   Investors Fund -- Class I                                      VARIABLE INSURANCE PRODUCTS FUND III
   Small Cap Growth Fund -- Class I
   Mid Cap Portfolio -- Service Class 2

--------------
(1)  Formerly MFS Research Portfolio (3) Formerly Alliance Growth Portfolio
(2)  Formerly Putnam Diversified Income Portfolio

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS

Glossary.............................................     3    The Annuity Period...................................   45
Summary..............................................     5       Maturity Date.....................................   45
Fee Table............................................     9       Allocation of Annuity.............................   45
Condensed Financial Information......................    15       Variable Annuity..................................   45
The Annuity Contract.................................    15       Fixed Annuity.....................................   46
   Contract Owner Inquiries..........................    16    Payment Options......................................   46
   Purchase Payments.................................    16       Election of Options...............................   46
   Purchase Payment Credits..........................    17       Annuity Options...................................   47
   Accumulation Units................................    17       Variable Liquidity Benefit........................   47
   The Variable Funding Options......................    18    Miscellaneous Contract Provisions....................   47
Fixed Account........................................    23       Right to Return...................................   47
Charges and Deductions...............................    23       Termination.......................................   48
   General...........................................    23       Required Reports..................................   48
   Withdrawal Charge.................................    24       Suspension of Payments............................   48
   Free Withdrawal Allowance.........................    25    The Separate Accounts................................   48
   Transfer Charge...................................    25       Performance Information...........................   49
   Administrative Charges............................    25    Federal Tax Considerations...........................   49
   Mortality and Expense Risk Charge.................    25       General Taxation of Annuities.....................   49
   Variable Liquidity Benefit Charge.................    26       Types of Contracts: Qualified and
   Enhanced Stepped-Up Provision Charge..............    26         Non-qualified...................................   50
   Guaranteed Minimum Withdrawal Benefit                          Qualified Annuity Contracts.......................   50
    Charge...........................................    26         Taxation of Qualified Annuity Contracts.........   50
   Guaranteed Minimum Accumulation Benefit                          Mandatory Distributions for Qualified Plans.....
    Charge...........................................    26       Non-qualified Annuity Contracts...................   50
   Variable Funding Option Expenses..................    26         Diversification Requirements for
   Premium Tax.......................................    26           Variable Annuities............................   51
   Changes in Taxes Based upon Premium or                           Ownership of the Investments....................   51
     Value...........................................    27         Taxation of Death Benefit Proceeds..............   51
Transfers............................................    27       Other Tax Considerations..........................   52
   Dollar Cost Averaging.............................    28         Treatment of Charges for Optional
Access to Your Money.................................    29           Benefits......................................   52
   Systematic Withdrawals............................    29         Penalty Tax for Premature Distribution..........   52
Ownership Provisions.................................    29         Puerto Rico Tax Considerations..................   52
   Types of Ownership................................    29         Non-Resident Aliens.............................   52
     Contract Owner..................................    29     Other Information...................................   52
     Beneficiary.....................................    30       The Insurance Companies...........................   52
     Annuitant.......................................    30       Financial Statements..............................   53
Death Benefit........................................    30       Distribution of Variable Annuity Contracts........   53
   Death Proceeds before the Maturity Date...........    30       Conformity with State and Federal Laws............   54
   Enhanced Stepped-up Provision.....................    33       Voting Rights.....................................   54
   Payment of Proceeds...............................    34       Restrictions on Financial Transactions............   54
   Spousal Contract Continuance......................    35       Legal Proceedings and Opinions....................   54
   Beneficiary Contract Continuance..................    36     Appendix A: Condensed Financial
   Planned Death Benefit.............................    36       Information for The Travelers Fund
   Death Proceeds after the Maturity Date............    36         BD III for Variable Annuities...................  A-1
 Living Benefits.....................................    37     Appendix B: Condensed Financial
   Guaranteed Minimum Withdrawal Benefit.............    37       Information for The Travelers Fund
   Guaranteed Minimum Accumulation Benefit...........    39         BD IV for Variable Annuities....................  B-1
                                                                Appendix C: The Fixed Account.......................  C-1
                                                                Appendix D: Contents of the Statement of
                                                                  Additional Information............................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b) or 408(b) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

            TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding OptionS and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................    8%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY ASSOCIATED PURCHASE PAYMENT CREDITS WITHDRAWN)

      TRANSFER CHARGE.....................................   $10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE...................    8%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............   $40(4)

--------------------------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

          YEARS SINCE PURCHASE PAYMENT MADE                 WITHDRAWAL CHARGE
------------------------------------------------------   -----------------------
  GREATER THAN OR EQUAL TO     BUT LESS THAN

           0 years                3 years                         8%
           3 years                4 years                         7%
           4 years                5 years                         6%
           5 years                6 years                         5%
           6 years                7 years                         4%
           7 years                8 years                         3%
           8 years                9 years                         2%
          9+ years                  --                            0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

            YEARS SINCE INITIAL PURCHASE PAYMENT            WITHDRAWAL CHARGE
-----------------------------------------------------    -----------------------
   GREATER THAN OR EQUAL TO    BUT LESS THAN

           0 years                3 years                          8%
           3 years                4 years                          7%
           4 years                5 years                          6%
           5 years                6 years                          5%
           6 years                7 years                          4%
           7 years                8 years                          3%
           8 years                9 years                          2%
          9 + years                 --                             0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                           STANDARD DEATH         STEP-UP DEATH        ROLL-UP DEATH
                                                              BENEFIT                BENEFIT              BENEFIT
                                                        ---------------------   ------------------  ---------------------
Mortality and Expense Risk Charge...................           1.40%                  1.50%                1.70%

Administrative Expense Charge.......................           0.15%                  0.15%                0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED..........................           1.55%                  1.65%                1.85%
Optional E.S.P. Charge..............................           0.15%                  0.15%                0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.......................................           1.70%                  1.80%                2.00%
Optional GMAB Charge................................           0.50%                  0.50%                0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED.......................................           2.05%                  2.15%                2.35%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)................................           2.20%                  2.30%                2.50%

Maximum GMWB Charge.................................           1.00%(6)               1.00%(6)             1.00%(6)

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED.......................................           2.55%                  2.65%                2.85%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED...................................           2.70%                  2.80%                3.00%

---------------------------------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM      MAXIMUM
                                                         -----------   ---------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.53%        4.72%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION
                                                   AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL      WAIVER          ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                 ----------     ------------    --------   ------------  ---------------   ---------
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%          0.83%(1)

   AllianceBernstein Premier
     Growth Portfolio -- Class
     B*.......................      1.00%          0.25%         0.05%       1.30%           0.25%          1.05%(1)

AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%       0.95%            --            0.95%

   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --            0.64%

   Growth-Income Fund -- Class
     2 Shares*................      0.33%          0.25%         0.01%       0.59%           0.00%          0.59%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%          1.01%(2)

   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --            1.05%(3)

   Templeton Developing
     Markets Securities
     Fund -- Class 2 Shares*..      1.25%          0.25%         0.30%       1.80%            --            1.80%

   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................      0.69%          0.25%         0.22%       1.16%           0.04%          1.12%(4)

   Templeton Growth
     Securities Fund -- Class
     2 Shares*................      0.81%          0.25%         0.07%       1.13%            --            1.13%(5)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --            0.77%

   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --            0.76%

   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --            0.60%

   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --            0.77%

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.65%          0.25%         0.02%       0.92%            --            0.92%

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%          1.25%(6)

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --            0.85%

   Mid-Cap Value Portfolio....      0.75%           --           0.33%       1.08%            --            1.08%

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --            1.08%

   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%       1.08%            --            1.08%

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%          0.65%(7)

   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%          0.65%(8)

                                                DISTRIBUTION
                                                   AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL      WAIVER          ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                 ----------     ------------    --------   ------------  ---------------   ---------
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................      0.77%          0.25%         0.22%       1.24%            --            1.24%(9)

   Putnam VT Small Cap Value
     Fund -- Class IB
     Shares*. ................      0.80%          0.25%         0.12%       1.17%            --            1.17%(9)

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....      0.85%           --           0.13%       0.98%            --            0.98%

   Investors Fund -- Class I..      0.70%           --           0.12%       0.82%            --            0.82%

   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --            1.26%

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --            0.91%

   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --            0.90%

SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.31%       1.31%            --               --(17)

   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         1.35%       2.35%            --               --(17)

   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.39%       1.39%            --               --(17)

   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         1.35%       2.35%            --               --(17)

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --            0.87%(10)

   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --            0.86%(10)

   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --            1.00%(11)

   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --            0.99%(12)

   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --            0.89%(10)

   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --               --(12),(17)

   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --            1.12%(13)

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --            0.85%

   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --            0.82%

   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --            1.00%

   SB Adjustable Rate Income
     Portfolio -- Class I*.....     0.60%          0.25%         3.87%       4.72%           3.72%          1.00%(14)

   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --            0.82%

   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --            0.69%

   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --            0.79%

                                                DISTRIBUTION
                                                   AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL      WAIVER          ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES    EXPENSES      REIMBURSEMENT     EXPENSES
----------------                 ----------     ------------    --------   ------------  ---------------   ---------
   Smith Barney Mid Cap Core        0.75%           --           0.10%       0.85%            --            0.85%
     Portfolio................

   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%       0.53%            --            0.53%

   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --            0.84%

   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --            0.68%

   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --            0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --            0.77%

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --               --(17)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --               --(15),(17)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --               --(16),(17)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+    Closed to new investors.

NOTES

(1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(10) Fund has a voluntary waiver of 0.95%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(11) Fund has a voluntary waiver of 1.25%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(12) Fund has a voluntary waiver of 1.00%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                     VOLUNTARY FEE
                                                                                     WAIVER AND/OR
                                                                                        EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                         ----------------------    ----------------------
        Multiple Discipline Portfolio -- All Cap Growth and Value........               0.31%                     1.00%
        Multiple Discipline Portfolio -- Balanced All Cap Growth and Value              1.35%                     1.00%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value.               0.39%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value......               1.35%                     1.00%
        MFS Value Portfolio..............................................               0.08%                     1.00%
        Smith Barney Small Cap Growth Opportunities Portfolio............               0.25%                     0.90%
        Contrafund(R) Portfolio -- Service Class.........................               0.02%                     0.75%
        Mid Cap Portfolio -- Service Class 2.............................               0.02%                     0.93%


EXAMPLES


These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.


These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual     1565      3033       4220       6768      765       2233       3620        6768
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................   1159      1894       2449       3834      359       1094       1849        3834


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual     1508      2879       3991       6431      708       2079       3391        6431
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................   1100      1718       2161       3288      300       918        1561        3288


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual     1518      2904      4029       6489       718       2104      3429        6489
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................   1110      1747      2210       3381       310       947       1610        3381


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Vintage XTRA (Series II) Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                  MAXIMUM AGE BASED ON THE OLDER
                                                         OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE              ANNUITANT ON THE CONTRACT DATE
      ----------------------------------------   -------------------------------
      Deferred Annual Step Up Death Benefit                    80
      (Standard Death Benefit)
      Step Up Death Benefit                                    75
      Roll Up Death Benefit                                    75
      Enhanced Stepped-Up Provision (E.S.P.)                   75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional

Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

     (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

     (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities            Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long-term appreciation of             Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.

   Diversified Strategic Income            Seeks high current income. The Fund         SBFM
     Portfolio                             normally invests in fixed income            Subadviser: Smith Barney Global
                                           securities.                                 Capital Management, Inc.

   Equity Index Portfolio -- Class II      Seeks investment results that, before       TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus Capital Management LLC
     Shares                                normally invests in equity securities       ("Janus Capital")
                                           of mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U.S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.

   Smith Barney Premier Selections         Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio              Fund consists of a Large Cap Growth
                                           segment, Mid Cap Growth segment and
                                           Small Cap Growth segment. All three
                                           segments normally invest in equity
                                           securities. The Large Cap Growth
                                           segment invests in large sized
                                           companies. The Mid Cap Growth segment
                                           invests in medium sized companies.
                                           The Small Cap Growth segment invests
                                           in small sized companies.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value     balanced principal preservation. The
                                           Fund normally invests in equity and
                                           fixed-income growth securities. The
                                           Fund consists of three segments. The
                                           All Cap Growth segment combines the
                                           growth potential of small to medium
                                           companies with the stability of
                                           high-quality large company growth
                                           stocks. The All Cap Value segment
                                           invests in companies whose market
                                           prices are attractive in relation to
                                           their business fundamentals. The
                                           Government Securities Management
                                           (7-Year) segment invests in short and
                                           intermediate term U.S. government
                                           securities with an average maturity
                                           of 7 years.

   Multiple Discipline Portfolio--         Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth
                                           segment focuses on high-quality
                                           stocks with consistent growth. The
                                           Large Cap Value segment invests in
                                           established undervalued companies.
                                           The Mid/Small Cap Growth segment
                                           invests in small and medium sized
                                           companies with strong fundamentals
                                           and earnings growth potential. The
                                           International/ADR segment seeks to
                                           build long-term well-diversified
                                           portfolios with exceptional
                                           risk/reward characteristics.

   Multiple Discipline Portfolio--         Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER

---------------------------------------    ----------------------------------------    -----------------------------------
THE TRAVELERS SERIES TRUST

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services
                                           ("MFS") growth companies.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser:  AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam Investment
                                           normally invests in debt securities of      Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio -- Class I                  the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

   Van Kampen Enterprise Portfolio         Seeks capital appreciation. The Fund        TIA
                                           normally invests in common stocks of        Subadviser: Van Kampen Asset
                                           growth companies.                           Management Inc. ("Van Kampen")

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class      Seeks capital appreciation. The Fund        Van Kampen
     I Shares                              normally invests in common stocks of
                                           emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class                                 The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
+    Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your registered representative and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
       ------------------------------------------    ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
       ---------------------------  -------------
                0 years                3 years                8%
                3 years                4 years                7%
                4 years                5 years                6%
                5 years                6 years                5%
                6 years                7 years                4%
                7 years                8 years                3%
                8 years                9 years                2%
               9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

     (d)  any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.40% annually. If you choose the Annual

Step-Up Death Benefit, the M&E charge is 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

         YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
     --------------------------------------------- ----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
     --------------------------- -----------------
              0 years                3 years                8%
              3 years                4 years                7%
              4 years                5 years                6%
              5 years                6 years                5%
              6 years                7 years                4%
              7 years                8 years                3%
              8 years                9 years                2%
             9 + years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death;

     o    the Contingent Annuitant becomes the Annuitant; and

     o    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

-----------------------------------------  -------------------------------------
If the Annuitant dies before age 80,
the death benefit will be the greatest
of:                                         o    the Contract Value on the
                                                 Death Report Date;
                                            o    your adjusted Purchase
                                                 Payment (see below)*;
                                            o    the Step-Up Value, if any,
                                                 as described below
                                            o    the Roll-Up Death Benefit
                                                 Value (as described below)
-----------------------------------------  -------------------------------------

-----------------------------------------  -------------------------------------
If the Annuitant dies on or after age
80, the death benefit will be the
greatest of:                               o    the Contract Value on the Death
                                                Report Date;
                                           o    your adjusted Purchase Payment
                                                (see below)* or
                                           o    the Step-Up Value, if any, as
                                                described below, or
                                           o    the Roll-Up Death Benefit Value
                                                (as described below) on the
                                                Annuitant's 80th birthday, plus
                                                any additional Purchase Payments
                                                and minus any partial surrender
                                                reductions (as described below)
                                                that occur after the Annuitant's
                                                80th birthday.
-----------------------------------------  -------------------------------------

--------------

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------  -----------------------  -----------------------------------  -------------------
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                             MANDATORY PAYOUT
      UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                              RULES APPLY*
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary          Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)               (ies), or if none, to    continue the Contract rather than
                                    the CONTRACT OWNER'S     receive the distribution.
                                    estate.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary          Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)               (ies), or if none, to    continue the Contract rather than
                                    the CONTRACT OWNER'S     receive the distribution.
                                    estate.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                           Yes
NOT THE ANNUITANT)                  owner.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies),    Unless the beneficiary elects to     Yes
THE ANNUITANT )                     or if none, to the       continue the Contract rather than
                                    surviving joint owner.   receive the distribution.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint      Unless the spouse elects to          Yes
THE ANNUITANT)                      owner.                   continue the Contract.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies)    Unless the spousal beneficiary       Yes
ANNUITANT)                          or, if none, to the      elects to continue the Contract.
                                    surviving joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds and
                                                             instruct the Company to pay the
                                                             beneficiary who may elect to
                                                             continue the Contract.
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
ANNUITANT (WHO IS NOT THE           The beneficiary          Unless, the beneficiary elects to    Yes
CONTRACT OWNER)                     (ies), or if none, to    continue the Contract rather than
                                    the CONTRACT OWNER.      receive the distribution.

                                                             Or, if there is a CONTINGENT
                                                             ANNUITANT. Then, the CONTINGENT
                                                             ANNUITANT becomes the ANNUITANT
                                                             and the Contract continues in
                                                             effect (generally using the
                                                             original MATURITY DATE). The
                                                             proceeds will then be paid upon
                                                             the death of the CONTINGENT
                                                             ANNUITANT or owner.
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                           Yes
OWNER)                              who is the ANNUITANT"
                                    above.
----------------------------------  -----------------------  -----------------------------------  -------------------

----------------------------------  -----------------------  -----------------------------------  -------------------
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                             MANDATORY PAYOUT
      UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                              RULES APPLY*
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                         Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the                                            ANNUITANT  is
                                    owner.                                                        treated as death of
                                                                                                  the owner in these
                                                                                                  circumstances.)
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
BENEFICIARY                         No death proceeds are                                         N/A
                                    payable; Contract
                                    continues.

----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
CONTINGENT BENEFICIARY              No death proceeds are                                         N/A
                                    payable; Contract
                                    continues.
----------------------------------  -----------------------  -----------------------------------  -------------------


                               QUALIFIED CONTRACTS

----------------------------------  -----------------------  -----------------------------------  -------------------
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                             MANDATORY PAYOUT
      UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                              RULES APPLY*
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
OWNER/ANNUITANT                     The beneficiary          Unless the beneficiary elects to     Yes
                                    (ies), or if none, to    continue the Contract rather than
                                    the CONTRACT OWNER'S     receive a distribution.
                                    estate.
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
BENEFICIARY                         No death proceeds are                                         N/A
                                    payable; Contract
                                    continues.
----------------------------------  -----------------------  -----------------------------------  -------------------
----------------------------------  -----------------------  -----------------------------------  -------------------
CONTINGENT BENEFICIARY              No death proceeds are                                         N/A
                                    payable; Contract
                                    continues.
----------------------------------  -----------------------  -----------------------------------  -------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the

Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Purchase Payment Credits received within 12 months prior to the date you elect the benefit, although included in your Contract Value, are not included in your RBB unless you reset your RBB 12 months after the receipt of the Purchase Payment Credit. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value, less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit, plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal minus any Purchase Payment Credits applied within 12 months of the withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000 less any Purchase Payment Credits received within the twelve months prior to the date you elect the benefit), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):

--------------------- ----------------------------------------------------- ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
--------------------- ----------------------------------------------------- ---------------------------------------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
                       CONTRACT           RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                 VALUE

--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF

--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
CONTRACT DATE (OR     $105,000         $100,000              $5,000          $105,000        $100,000             $5,000
GMWB EFFECTIVE DATE)
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY PRIOR     $120,750         $100,000              $5,000          $89,250         $100,000             $5,000
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
IMMEDIATELY AFTER                                                                             $88,796
WITHDRAWAL,                            $91,718               $4,586                                               $4,440
CONTRACT YEAR (OR
GMWB ELECTION YEAR)              [100,000 - (100,000     [5,000 - (5,000                 [100,000 - (100,000  [5,000 - (5,000
TWO                   $110,750    x 10,000/120,750)]    x 10,000/120,750)]    $79,250     x 10,000/89,250)]  x 10,000/89,250)]
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------
CHANGE IN VALUE DUE    $10,000          $8,282                $414           $10,000          $11,204              $560
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)
--------------------- ---------- --------------------- -------------------- ----------- -------------------- ------------------

You may choose to reset your RBB to equal your current Contract Value minus any Purchase Payment Credits received 12 months prior to the reset date any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ---------------------------------------------------- -----------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE

                     ---------------------------------------------------- -----------------------------------------------------
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB         $105,000          $100,000      Not Applicable       $105,000          $100,000       Not Applicable
RIDER EFFECTIVE
DATE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER        $120,750          $100,000         $100,000          $89,250           $100,000          $100,000
MATURITY DATE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO                           $0(1)                                              $10,750(2)
CONTRACT VALUE DUE
TO GMAB RIDER
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT
                     ---------------------------------------------------- -----------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ---------------------------------------------------- -----------------------------------------------------
                     ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
                                                               BASE                                                  BASE
                                           PURCHASE         CALCULATION                         PURCHASE         CALCULATION
                      CONTRACT VALUE        PAYMENT           AMOUNT       CONTRACT VALUE        PAYMENT            AMOUNT
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000          $100,000         $100,000          $105,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,500          $10,000          $110,000          $130,500          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                  EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,750          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $110,750          $90,000               $10,000               $8,282               $10,000
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE

                             --------------------------------------------------------------------------------------------------
                             ------------ --------------------- -------------------- --------------------- --------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $89,250          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $79,250          $88,870               $10,000              $11,120               $11,130
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:


     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                        FUNDS

ALLIANCEBERNSTEIN VARIABLE PRODUCT          SMITH BARNEY INVESTMENT SERIES               GREENWICH STREET SERIES FUND
SERIES FUND, INC.                           Smith Barney Large Cap Core Portfolio        Diversified Strategic Income
AllianceBernstein Growth and Income         Smith Barney Premier Selections All Cap      Portfolio
Portfolio -- Class B                        Growth Portfolio                             PIMCO VARIABLE INSURANCE TRUST
AllianceBernstein Premier Growth            SMITH BARNEY MULTIPLE DISCIPLINE TRUST       Real Return Portfolio --
Portfolio -- Class B                        Multiple Discipline Portfolio -- All Cap     Administrative Class
AMERICAN FUNDS INSURANCE SERIES             Growth and Value                             Total Return Portfolio --
Global Growth Fund -- Class 2 Shares        Multiple Discipline Portfolio --             Administrative Class
Growth Fund -- Class 2 Shares               Balanced All Cap Growth and Value            TRAVELERS SERIES FUND INC.
Growth-Income Fund -- Class 2 Shares        Multiple Discipline Portfolio -- Global      Pioneer Strategic Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE       All Cap Growth and Value                     SB Adjustable Rate Income
PRODUCTS TRUST                              Multiple Discipline Portfolio -- Large       Portfolio -- Class I
Franklin Small Cap Fund -- Class 2          Cap Growth and Value                         Smith Barney High Income Portfolio
Shares                                      THE TRAVELERS SERIES TRUST                   Smith Barney Money Market Portfolio
Mutual Shares Securities Fund -- Class      Equity Income Portfolio                      Travelers Managed Income Portfolio
2 Shares                                    Large Cap Portfolio
Templeton Developing Markets                Lazard International Stock Portfolio
Securities Fund -- Class 2 Shares           Merrill Lynch Large Cap Core Portfolio
Templeton Foreign Securities Fund --        MFS Emerging Growth Portfolio
Class 2 Shares                              MFS Value Portfolio
Templeton Growth Securities Fund --         Pioneer Fund Portfolio
Class 2 Shares                              TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                AIM Capital Appreciation Portfolio
Appreciation Portfolio                      MFS Total Return Portfolio
Equity Index Portfolio -- Class II          Smith Barney Aggressive Growth Portfolio
Shares                                      Smith Barney Large Capitalization
Fundamental Value Portfolio                 Growth Portfolio
JANUS ASPEN SERIES                          Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio -- Service         Strategic Equity Portfolio
Shares                                      Van Kampen Enterprise Portfolio
LAZARD RETIREMENT SERIES, INC.              VAN KAMPEN LIFE INVESTMENT TRUST
Lazard Retirement Small Cap Portfolio       Emerging Growth Portfolio -- Class I
LORD ABBETT SERIES FUND, INC.               Shares
Growth and Income Portfolio                 VARIABLE ANNUITY PORTFOLIOS
Mid-Cap Value Portfolio                     Smith Barney Small Cap Growth
MERRILL LYNCH VARIABLE SERIES FUNDS,        Opportunities Portfolio
INC.                                        VARIABLE INSURANCE PRODUCTS FUND II
Merrill Lynch Global Allocation V.I.        Contrafund(R) Portfolio -- Service Class
Fund -- Class III                           VARIABLE INSURANCE PRODUCTS FUND III
Merrill Lynch Small Cap Value V.I.          Mid Cap Portfolio -- Service Class 2
Fund -- Class III
PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund -- Class
IB Shares
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
All Cap Fund -- Class I
Investors Fund -- Class I
Small Cap Growth Fund -- Class I

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each

Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.


                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................    2003        1.000           1.122                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................    2003        1.000           1.095                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............    2003        1.000           1.190               24,552

   Growth Fund -- Class 2 Shares (12/99)....................    2003        1.000           1.151                   --

   Growth-Income Fund -- Class 2 Shares (3/00)..............    2003        1.000           1.149               51,496

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00).........    2003        1.000           1.195               39,634

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...    2003        1.000           1.120               32,295

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................    2003        1.000           1.265                4,046

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)   2003        1.000           1.178                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................    2003        1.000           1.122                   --

   Diversified Strategic Income Portfolio (2/01)............    2003        1.000           1.059                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Equity Index Portfolio -- Class II Shares (2/01).........    2003        1.000           1.132                   --

   Fundamental Value Portfolio (4/01).......................    2003        1.000           1.171              112,291

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........    2003        1.000           1.144                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............    2003        1.000           1.175                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................    2003        1.000           1.143                   --

   Mid-Cap Value Portfolio (5/03)...........................    2003        1.000           1.158               50,861

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.074                   --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....    2003        1.000           1.048                   --

   Total Return Portfolio -- Administrative Class (5/01)....    2003        1.000           1.027              197,225

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................    2003        1.000           1.183               23,608

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).    2003        1.000           1.239                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................    2003        1.000           1.172                   --

   Investors Fund -- Class I (5/01).........................    2003        1.000           1.149                   --

   Small Cap Growth Fund -- Class I (3/01)..................    2003        1.000           1.239                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............    2003        1.000           1.104                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................    2003        1.000           1.153                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................    2003        1.000           1.131               65,025

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.091                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.142                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................    2003        1.000           1.125                   --

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................    2003        1.000           1.135                   --

   Large Cap Portfolio (11/99)..............................    2003        1.000           1.126                   --

   Lazard International Stock Portfolio (5/00)..............    2003        1.000           1.161                   --

   Merrill Lynch Large Cap Core Portfolio (8/00)............    2003        1.000           1.092                   --

   MFS Emerging Growth Portfolio (4/00).....................    2003        1.000           1.108                   --

   Pioneer Fund Portfolio (5/03)............................    2003        1.000           1.129                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................    2003        1.000           1.139                   --

   MFS Total Return Portfolio (6/00)........................    2003        1.000           1.081              111,833

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................    2003        1.000           0.999                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Smith Barney Aggressive Growth Portfolio (12/99).........    2003        1.000           1.138              148,383

   Smith Barney High Income Portfolio (5/01)................    2003        1.000           1.104                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................    2003        1.000           1.171               59,809

   Smith Barney Mid Cap Core Portfolio (11/99)..............    2003        1.000           1.161               35,990

   Smith Barney Money Market Portfolio (7/00)...............    2003        1.000           0.996                   --

   Strategic Equity Portfolio (11/99).......................    2003        1.000           1.119                   --

   Travelers Managed Income Portfolio (5/01)................    2003        1.000           1.031               26,120

   Van Kampen Enterprise Portfolio (8/00)...................    2003        1.000           1.131                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......    2003        1.000           1.118                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................    2003        1.000           1.237                   --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class (12/99).........    2003        1.000           1.143               12,014

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............    2003        1.000           1.200                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................    2003        1.000           1.119                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................    2003        1.000           1.092                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............    2003        1.000           1.186                   --

   Growth Fund -- Class 2 Shares (12/99)....................    2003        1.000           1.148                   --

   Growth-Income Fund -- Class 2 Shares (3/00)..............    2003        1.000           1.145                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (4/00).........    2003        1.000           1.191                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...    2003        1.000           1.116                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................    2003        1.000           1.261                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00)   2003        1.000           1.174                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................    2003        1.000           1.118                   --

   Diversified Strategic Income Portfolio (2/01)............    2003        1.000           1.056                   --

   Equity Index Portfolio -- Class II Shares (2/01).........    2003        1.000           1.128                   --
   Fundamental Value Portfolio (4/01).......................    2003        1.000           1.167                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........    2003        1.000           1.140                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............    2003        1.000           1.172                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                 SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED))

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03).......................    2003        1.000           1.139                   --

   Mid-Cap Value Portfolio (5/03)...........................    2003        1.000           1.154                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.073                   --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.066                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....    2003        1.000           1.044                   --

   Total Return Portfolio -- Administrative Class (5/01)....    2003        1.000           1.023                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................    2003        1.000           1.179                   --

   Putnam VT Small Cap Value Fund-- Class IB Shares (5/01)..    2003        1.000           1.235                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................    2003        1.000           1.168                   --

   Investors Fund -- Class I (5/01).........................    2003        1.000           1.146                   --

   Small Cap Growth Fund -- Class I (3/01)..................    2003        1.000           1.235                   --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............    2003        1.000           1.100                   --

   Smith Barney Premier Selections All Cap Growth

   Portfolio (5/01).........................................    2003        1.000           1.150                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................    2003        1.000           1.127                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                 SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED))

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.088                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.139                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................    2003        1.000           1.121                   --

The Travelers Series Trust
   Equity Income Portfolio (4/00)...........................    2003        1.000           1.131                   --

   Large Cap Portfolio (11/99)..............................    2003        1.000           1.122                   --

   Lazard International Stock Portfolio (5/00)..............    2003        1.000           1.157                   --

   Merrill Lynch Large Cap Core Portfolio (8/00)............    2003        1.000           1.088                   --

   MFS Emerging Growth Portfolio (4/00).....................    2003        1.000           1.104                   --

   Pioneer Fund Portfolio (5/03)............................    2003        1.000           1.126                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................    2003        1.000           1.135                   --

   MFS Total Return Portfolio (6/00)........................    2003        1.000           1.077                   --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................    2003        1.000           0.996                   --

   Smith Barney Aggressive Growth Portfolio (12/99).........    2003        1.000           1.134                   --

   Smith Barney High Income Portfolio (5/01)................    2003        1.000           1.100                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................    2003        1.000           1.167                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............    2003        1.000           1.157                   --

   Smith Barney Money Market Portfolio (7/00)...............    2003        1.000           0.993                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                 SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED))

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Strategic Equity Portfolio (11/99).......................    2003        1.000           1.115                   --

   Travelers Managed Income Portfolio (5/01)................    2003        1.000           1.028                   --

   Van Kampen Enterprise Portfolio (8/00)...................    2003        1.000           1.127                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......    2003        1.000           1.114                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................    2003        1.000           1.233                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio-- Service Class (12/99)...........    2003        1.000           1.139                   --

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (5/01)...............    2003        1.000           1.196                   --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio-- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................    2003        1.000           1.122                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................    2003        1.000           1.095                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............    2003        1.000           1.190               42,005

   Growth Fund -- Class 2 Shares (11/99)....................    2003        1.000           1.151              254,192

   Growth-Income Fund -- Class 2 Shares (11/99).............    2003        1.000           1.149              227,254

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........    2003        1.000           1.195               14,061

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...    2003        1.000           1.120               36,855

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................    2003        1.000           1.265                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................    2003        1.000           1.178                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................    2003        1.000           1.122               22,558

   Diversified Strategic Income Portfolio (11/99)...........    2003        1.000           1.059               31,509

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Equity Index Portfolio -- Class II Shares (11/99)........    2003        1.000           1.132               30,412

   Fundamental Value Portfolio (11/99)......................    2003        1.000           1.171               42,225

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........    2003        1.000           1.144                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............    2003        1.000           1.175                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................    2003        1.000           1.143               75,228

   Mid-Cap Value Portfolio (5/03)...........................    2003        1.000           1.158                9,197

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.074                   --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................    2003        1.000           1.067                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....    2003        1.000           1.048               23,365

   Total Return Portfolio -- Administrative Class (5/01)....    2003        1.000           1.027              236,561

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................    2003        1.000           1.183                9,809

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).    2003        1.000           1.239               20,094

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................    2003        1.000           1.172               66,409

   Investors Fund -- Class I (11/99)........................    2003        1.000           1.149                   --

   Small Cap Growth Fund -- Class I (11/99).................    2003        1.000           1.239               20,816

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............    2003        1.000           1.104                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................    2003        1.000           1.153                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................    2003        1.000           1.131              184,912

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.091               77,813

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.142                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................    2003        1.000           1.125               27,801

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................    2003        1.000           1.135               69,396

   Large Cap Portfolio (11/99)..............................    2003        1.000           1.126                5,614

   Lazard International Stock Portfolio (5/00)..............    2003        1.000           1.161                2,995

   Merrill Lynch Large Cap Core Portfolio (11/99)...........    2003        1.000           1.092                   --

   MFS Emerging Growth Portfolio (11/99)....................    2003        1.000           1.108               31,669

   Pioneer Fund Portfolio (5/03)............................    2003        1.000           1.129                6,024

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................    2003        1.000           1.139                   --

   MFS Total Return Portfolio (11/99).......................    2003        1.000           1.081               16,891

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................    2003        1.000           0.999              100,362

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Smith Barney Aggressive Growth Portfolio (11/99).........    2003        1.000           1.138              137,904

   Smith Barney High Income Portfolio (11/99)...............    2003        1.000           1.104                3,470

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................    2003        1.000           1.171               76,777

   Smith Barney Mid Cap Core Portfolio (11/99)..............    2003        1.000           1.161               14,157

   Smith Barney Money Market Portfolio (11/99)..............    2003        1.000           0.996               11,254

   Strategic Equity Portfolio (11/99).......................    2003        1.000           1.119                   --

   Travelers Managed Income Portfolio (11/99)...............    2003        1.000           1.031               27,413

   Van Kampen Enterprise Portfolio (11/99)..................    2003        1.000           1.131                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......    2003        1.000           1.118                2,197

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................    2003        1.000           1.237                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........    2003        1.000           1.143               24,487

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............    2003        1.000           1.200               38,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................    2003        1.000           1.119                   --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................    2003        1.000           1.092                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............    2003        1.000           1.186                   --

   Growth Fund -- Class 2 Shares (11/99)....................    2003        1.000           1.148                2,817

   Growth-Income Fund -- Class 2 Shares (11/99).............    2003        1.000           1.145                2,846

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........    2003        1.000           1.191                1,971

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...    2003        1.000           1.116                1,934

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................    2003        1.000           1.261                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................    2003        1.000           1.174                  684

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................    2003        1.000           1.118                   --

   Diversified Strategic Income Portfolio (11/99)...........    2003        1.000           1.056                   --

   Equity Index Portfolio -- Class II Shares (11/99)........    2003        1.000           1.128                2,516

   Fundamental Value Portfolio (11/99)......................    2003        1.000           1.167                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........    2003        1.000           1.140                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............    2003        1.000           1.172                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................    2003        1.000           1.139                   --

   Mid-Cap Value Portfolio (5/03)...........................    2003        1.000           1.154                   --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................    2003        1.000           1.073                   --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (12/03)........................................    2003        1.000           1.066                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....    2003        1.000           1.044                   --

   Total Return Portfolio -- Administrative Class (5/01)....    2003        1.000           1.023                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB

   Shares (5/01)............................................    2003        1.000           1.179                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).    2003        1.000           1.235                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................    2003        1.000           1.168                   --

   Investors Fund -- Class I (11/99)........................    2003        1.000           1.146                   --

   Small Cap Growth Fund -- Class I (11/99).................    2003        1.000           1.235                  321

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............    2003        1.000           1.100                   --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................    2003        1.000           1.150                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................    2003        1.000           1.127                3,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.088               16,637

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................    2003        1.000           1.139                1,142

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................    2003        1.000           1.121                   --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................    2003        1.000           1.131                  788

   Large Cap Portfolio (11/99)..............................    2003        1.000           1.122                1,676

   Lazard International Stock Portfolio (5/00)..............    2003        1.000           1.157                   --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........    2003        1.000           1.088                   --

   MFS Emerging Growth Portfolio (11/99)....................    2003        1.000           1.104                   --

   Pioneer Fund Portfolio (5/03)............................    2003        1.000           1.126                   --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................    2003        1.000           1.135                   --

   MFS Total Return Portfolio (11/99).......................    2003        1.000           1.077                1,754

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................    2003        1.000           0.996               24,623

   Smith Barney Aggressive Growth Portfolio (11/99).........    2003        1.000           1.134                   --

   Smith Barney High Income Portfolio (11/99)...............    2003        1.000           1.100                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................    2003        1.000           1.167                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............    2003        1.000           1.157                   --

   Smith Barney Money Market Portfolio (11/99)..............    2003        1.000           0.993               10,608

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR       YEAR          END OF YEAR         END OF YEAR
--------------                                                 ------  --------------   -------------      ----------------
   Strategic Equity Portfolio (11/99).......................    2003        1.000           1.115                   --

   Travelers Managed Income Portfolio (11/99)...............    2003        1.000           1.028               17,126

   Van Kampen Enterprise Portfolio (11/99)..................    2003        1.000           1.127                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......    2003        1.000           1.114                  238

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................    2003        1.000           1.233                   --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........    2003        1.000           1.139                2,423

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............    2003        1.000           1.196                  555


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Federal Tax Considerations
Independent Accountants
Condensed Financial Information
Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-19985                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO



                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................    2
PRINCIPAL UNDERWRITER...................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................    2
VALUATION OF ASSETS.....................................................    3
FEDERAL TAX CONSIDERATIONS..............................................    4
INDEPENDENT AUDITORS....................................................    7
CONDENSED FINANCIAL INFORMATION.........................................    8
FINANCIAL STATEMENTS....................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------------------------------------------------------------------------
                            UNDERWRITING COMMISSIONS PAID TO TDLLC      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                    BY THE COMPANY                           RETAINED BY TDLLC
------------------------------------------------------------------------------------------------------------

2003                                        $73,223                                     $0
------------------------------------------------------------------------------------------------------------

2002                                        $88,393                                     $0
------------------------------------------------------------------------------------------------------------
                                           $104,518                                     $0
2001
------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Fund BD III for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Money Market Portfolio (2/98)                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                       -
                                                               1999        1.041           1.076                       -
                                                               1998        1.007           1.041                       -
                                                               1997        1.000           1.007                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.932           1.175                 821,797
                                                               2002        1.217           0.932                 824,215
                                                               2001        1.408           1.217                 681,503
                                                               2000        1.573           1.408                 460,622
                                                               1999        1.324           1.573                 460,640
                                                               1998        1.046           1.324                  16,764
                                                               1997        1.000           1.046                       -

Scudder Investment VIT Funds
   Scudder VIT EAFE(R) Equity index Fund - Class A
   Shares (9/98)                                               2003        0.685           0.899                  80,483
                                                               2002        0.888           0.685                  33,293
                                                               2001        1.198           0.888                       -
                                                               2000        1.461           1.198                       -
                                                               1999        1.163           1.461                       -
                                                               1998        0.972           1.163                       -
                                                               1997        1.000           0.972                       -

   Scudder VIT Small Cap Index Fund - Class A Shares (1/98)    2003        0.798           1.151                 106,939
                                                               2002        1.022           0.798                  79,957
                                                               2001        1.017           1.022                       -
                                                               2000        1.075           1.017                       -
                                                               1999        0.909           1.075                       -
                                                               1998        0.944           0.909                       -
                                                               1997        1.000           0.944                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.903           1.132                       -
                                                               2002        1.186           0.903                       -
                                                               2001        1.380           1.186                       -
                                                               2000        1.552           1.380                       -
                                                               1999        1.314           1.552                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               1998        1.044           1.314                       -
                                                               1997        1.000           1.044                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.755           0.946                       -
                                                               2002        0.992           0.755                       -
                                                               2001        1.155           0.992                       -
                                                               2000        1.299           1.155                       -
                                                               1999        1.100           1.299                       -
                                                               1998        1.000           1.100                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                       -
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.000           1.314                  16,752


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.814           1.019                 588,847
                                                               2002        1.072           0.814                 615,272
                                                               2001        1.249           1.072                 703,102
                                                               2000        1.408           1.249                 703,183
                                                               1999        1.194           1.408                 577,193
                                                               1998        1.000           1.194                  22,680


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.894           1.118                       -
                                                               2002        1.176           0.894                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.371           1.176                       -
                                                               2000        1.545           1.371                       -
                                                               1999        1.310           1.545                       -
                                                               1998        1.044           1.310                       -
                                                               1997        1.000           1.044                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.748           0.935                       -
                                                               2002        0.985           0.748                       -
                                                               2001        1.149           0.985                       -
                                                               2000        1.295           1.149                       -
                                                               1999        1.099           1.295                       -
                                                               1998        1.000           1.099                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.889           1.111                 197,233
                                                               2002        1.171           0.889                 201,539
                                                               2001        1.367           1.171                 207,574
                                                               2000        1.541           1.367                 212,939
                                                               1999        1.308           1.541                 219,822
                                                               1998        1.043           1.308                 220,067
                                                               1997        1.000           1.043                 143,274


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.889           1.110                       -
                                                               2002        1.172           0.889                       -
                                                               2001        1.368           1.172                       -
                                                               2000        1.544           1.368                       -
                                                               1999        1.311           1.544                       -
                                                               1998        1.000           1.311                       -

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.597           0.745                 717,972
                                                               2002        0.786           0.597                 729,349
                                                               2001        0.918           0.786                 739,133
                                                               2000        1.000           0.918                 452,147


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.807           1.008                 230,167
                                                               2002        1.065           0.807                 230,267
                                                               2001        1.244           1.065                 230,371
                                                               2000        1.404           1.244                 230,452
                                                               1999        1.193           1.404                 254,591
                                                               1998        1.000           1.193                  24,092


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.879           1.097                   9,617
                                                               2002        1.161           0.879                   9,647
                                                               2001        1.358           1.161                   9,647
                                                               2000        1.534           1.358                   9,672
                                                               1999        1.305           1.534                   9,692
                                                               1998        1.043           1.305                   9,713
                                                               1997        1.000           1.043                  33,723


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.594           0.740                 162,647
                                                               2002        0.784           0.594                 162,692
                                                               2001        0.917           0.784                 162,786
                                                               2000        1.000           0.917                       -

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.880           1.097               2,426,355
                                                               2002        1.162           0.880               2,451,216
                                                               2001        1.360           1.162               2,472,146
                                                               2000        1.538           1.360               2,492,334
                                                               1999        1.309           1.538               2,144,703
                                                               1998        1.000           1.309               1,556,018


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.734           0.913               2,462,314
                                                               2002        0.970           0.734               3,262,459
                                                               2001        1.136           0.970               3,356,677
                                                               2000        1.285           1.136               3,366,565
                                                               1999        1.095           1.285               3,384,455
                                                               1998        1.001           1.095               3,460,179


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.042           1.302               2,611,391
                                                               1997        1.000           1.042                       -


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.871           1.084                 173,008
                                                               2002        1.153           0.871                 173,070
                                                               2001        1.352           1.153                 105,473
                                                               2000        1.532           1.352                  27,046
                                                               1999        1.306           1.532                  10,990
                                                               1998        1.000           1.306                  11,011

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.727           0.903                  13,073
                                                               2002        0.963           0.727                  13,110
                                                               2001        1.130           0.963                  13,148
                                                               2000        1.281           1.130                  61,729
                                                               1999        1.094           1.281                  61,752
                                                               1998        1.000           1.094                  61,777


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.685           0.851             110,478,634
                                                               2002        0.907           0.685             107,341,391
                                                               2001        1.000           0.907              51,177,207


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.861           1.069               3,750,491
                                                               2002        1.141           0.861               3,892,402
                                                               2001        1.340           1.141               4,051,968
                                                               2000        1.520           1.340               3,572,891
                                                               1999        1.298           1.520               3,627,419
                                                               1998        1.041           1.298               2,000,628
                                                               1997        1.000           1.041                   9,612


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.625           0.776             135,823,467
                                                               2002        0.829           0.625             140,160,079
                                                               2001        0.975           0.829             145,663,853
                                                               2000        1.107           0.975             152,615,454
                                                               1999        1.000           1.107              79,071,649

                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.682           0.846              10,068,181
                                                               2002        0.906           0.682              10,190,542
                                                               2001        1.000           0.906               5,396,299


                               INDEX ANNUITY (TIC)

                         SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.856           1.062                       -
                                                               2002        1.137           0.856                       -
                                                               2001        1.338           1.137                       -
                                                               2000        1.521           1.338                       -
                                                               1999        1.302           1.521                       -
                                                               1998        1.000           1.302                       -


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.791           0.980                  13,551
                                                               2002        1.052           0.791                  15,627
                                                               2001        1.239           1.052                  17,881
                                                               2000        1.410           1.239                  19,493
                                                               1999        1.208           1.410                  20,820
                                                               1998        1.000           1.208                  22,226


                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.621           0.769               2,073,764
                                                               2002        0.826           0.621               2,222,280
                                                               2001        0.972           0.826               2,268,964
                                                               2000        1.106           0.972               2,279,697
                                                               1999        1.000           1.106               1,197,428

                               INDEX ANNUITY (TIC)

                       SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2003        0.848           1.049                       -
                                                               2002        1.128           0.848                       -
                                                               2001        1.330           1.128                       -
                                                               2000        1.515           1.330                       -
                                                               1999        1.299           1.515                       -
                                                               1998        1.000           1.299                       -



                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                       -
                                                               2002        0.884           0.607                       -
                                                               2001        1.000           0.884                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                       -
                                                               2002        1.000           0.787                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                       -
                                                               2002        0.752           0.512                       -
                                                               2001        1.000           0.752                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                       -
                                                               2002        0.879           0.738                       -
                                                               2001        1.000           0.879                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.731           0.984                       -
                                                               2002        0.983           0.731                       -
                                                               2001        1.000           0.983                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.891           1.161                       -
                                                               2002        1.109           0.891                       -
                                                               2001        1.000           1.109                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.565           0.763                       -
                                                               2002        0.805           0.565                       -
                                                               2001        1.000           0.805                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                       -
                                                               2002        1.000           0.844                       -
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.708           0.921                       -
                                                               2002        0.883           0.708                       -
                                                               2001        1.000           0.883                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.787           0.964                       -
                                                               2002        0.969           0.787                       -
                                                               2001        1.000           0.969                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.061           1.167                       -
                                                               2002        1.029           1.061                       -
                                                               2001        1.000           1.029                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.627           0.788                       -
                                                               2002        0.820           0.627                       -
                                                               2001        1.000           0.820                       -

   Fundamental Value Portfolio (4/01)                          2003        0.899           1.227                       -
                                                               2002        1.161           0.899                       -
                                                               2001        1.000           1.161                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                       -
                                                               2002        0.401           0.283                       -
                                                               2001        1.000           0.401                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                       -
                                                               2002        1.051           1.129                       -
                                                               2001        1.000           1.051                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                       -
                                                               2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                       -
                                                               2002        1.087           0.874                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.891           1.219                       -
                                                               2002        1.208           0.891                       -
                                                               2001        1.000           1.208                       -

   Investors Fund - Class I (5/01)                             2003        0.823           1.072                       -
                                                               2002        1.087           0.823                       -
                                                               2001        1.000           1.087                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Small Cap Growth Fund - Class I (3/01)                      2003        0.820           1.201                       -
                                                               2002        1.276           0.820                       -
                                                               2001        1.000           1.276                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                       -
                                                               2002        0.893           0.650                       -
                                                               2001        1.000           0.893                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                       -
                                                               2002        0.893           0.644                       -
                                                               2001        1.000           0.893                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                       -
                                                               2002        1.000           1.061                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                       -
                                                               2002        1.000           1.038                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                       -
                                                               2002        1.000           1.074                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                       -
                                                               2002        1.000           1.069                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.882           1.138                       -
                                                               2002        1.041           0.882                       -
                                                               2001        1.000           1.041                       -

   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                       -
                                                               2002        0.773           0.587                       -
                                                               2001        1.000           0.773                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.594           0.709                       -
                                                               2002        0.807           0.594                       -
                                                               2001        1.000           0.807                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.459           0.583                       -
                                                               2002        0.709           0.459                       -
                                                               2001        1.000           0.709                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                       -
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   MFS Total Return Portfolio (6/00)                           2003        1.059           1.214                       -
                                                               2002        1.136           1.059                       -
                                                               2001        1.000           1.136                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.864           1.144                       -
                                                               2002        1.304           0.864                       -
                                                               2001        1.000           1.304                       -

   Smith Barney High Income Portfolio (5/01)                   2003        0.830           1.042                       -
                                                               2002        0.872           0.830                       -
                                                               2001        1.000           0.872                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.458           0.574                       -
                                                               2002        0.626           0.458                       -
                                                               2001        1.000           0.626                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.739           0.928                       -
                                                               2002        1.007           0.739                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.638           0.926                       -
                                                               2002        0.861           0.638                       -
                                                               2001        1.000           0.861                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.956           1.221                       -
                                                               2002        1.201           0.956                       -
                                                               2001        1.000           1.201                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.070           1.060                       -
                                                               2002        1.074           1.070                       -
                                                               2001        1.000           1.074                       -

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                       -
                                                               2002        0.790           0.517                       -
                                                               2001        1.000           0.790                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.121           1.196                       -
                                                               2002        1.115           1.121                       -
                                                               2001        1.000           1.115                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.522           0.646                       -
                                                               2002        0.752           0.522                       -
                                                               2001        1.000           0.752                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.553           0.693                       -
                                                               2002        0.832           0.553                       -
                                                               2001        1.000           0.832                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                       -
                                                               2002        0.944           0.691                       -
                                                               2001        1.000           0.944                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.805           1.017                       -
                                                               2002        0.903           0.805                       -
                                                               2001        1.000           0.903                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                       -
                                                               2002        1.027           0.909                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

   Growth Fund - Class 2 Shares (12/99)                        2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  14,072

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

   Diversified Strategic Income Portfolio (2/01)               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01)                          2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund - Class I (3/01)                      2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               1,328,748

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 376,707

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.000           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.000           1.126                  52,455

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.000           1.151                  62,642

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)                   2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150
                                                               2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339
                                                               2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)                  2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.149           0.925                  40,615
                                                               1999        1.000           1.149                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.118           1.193                 906,536
                                                               2002        1.112           1.118                 915,092
                                                               2001        1.000           1.112                 211,077

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054
                                                               2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.965                 175,378
                                                               2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                   2,224

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.263                  13,722

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.306                   3,766

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.284                   2,149

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.195                   2,822

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.109                   3,253

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.213                   1,426

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.315                  30,308

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2003        0.959           1.246                  11,586

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.418                   1,719

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.244                       -
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.218                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.235                  35,288

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.232                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.128                 354,044

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.256                  42,581

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.262                  29,513

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.234                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.215                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.371                  52,757

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.245                  35,234

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.988                  31,339

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                  32,350

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.080                   3,588

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.192                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.960           1.200                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        0.992           1.250                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                   6,015


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                       -
                                                               2002        0.883           0.605                       -
                                                               2001        1.000           0.883                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -
                                                               2002        0.749           0.509                       -
                                                               2001        1.000           0.749                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -
                                                               2002        0.875           0.734                       -
                                                               2001        1.000           0.875                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -
                                                               2002        0.978           0.726                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.978                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.562           0.757                       -
                                                               2002        0.802           0.562                       -
                                                               2001        1.000           0.802                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.703           0.913                       -
                                                               2002        0.879           0.703                       -
                                                               2001        1.000           0.879                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.782           0.956                       -
                                                               2002        0.965           0.782                       -
                                                               2001        1.000           0.965                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.055           1.157                       -
                                                               2002        1.024           1.055                       -
                                                               2001        1.000           1.024                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -
                                                               2002        0.817           0.623                       -
                                                               2001        1.000           0.817                       -

   Fundamental Value Portfolio (4/01)                          2003        0.894           1.217                       -
                                                               2002        1.157           0.894                       -
                                                               2001        1.000           1.157                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                       -
                                                               2002        0.399           0.282                       -
                                                               2001        1.000           0.399                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -
                                                               2002        1.050           1.125                       -
                                                               2001        1.000           1.050                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                       -
                                                               2002        0.804           0.556                       -
                                                               2001        1.000           0.804                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -
                                                               2002        0.855           0.691                       -
                                                               2001        1.000           0.855                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -
                                                               2002        1.270           0.815                       -
                                                               2001        1.000           1.270                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                       -
                                                               2002        0.891           0.648                       -
                                                               2001        1.000           0.891                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                       -
                                                               2002        0.892           0.641                       -
                                                               2001        1.000           0.892                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369                       -
                                                               2002        1.000           1.060                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242                       -
                                                               2002        1.000           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                       -
                                                               2002        1.000           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                       -
                                                               2002        1.000           1.068                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -
                                                               2002        1.037           0.876                       -
                                                               2001        1.000           1.037                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -
                                                               2002        0.769           0.583                       -
                                                               2001        1.000           0.769                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -
                                                               2002        0.803           0.591                       -
                                                               2001        1.000           0.803                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -
                                                               2002        0.706           0.456                       -
                                                               2001        1.000           0.706                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -
                                                               2002        0.862           0.644                       -
                                                               2001        1.000           0.862                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

   Smith Barney High Income Portfolio (5/01)                   2003        0.825           1.033                       -
                                                               2002        0.868           0.825                       -
                                                               2001        1.000           0.868                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.455           0.570                       -
                                                               2002        0.623           0.455                       -
                                                               2001        1.000           0.623                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211                  22,951

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)                  2003        1.063           1.051                       -
                                                               2002        1.069           1.063                       -
                                                               2001        1.000           1.069                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -
                                                               2002        0.787           0.513                       -
                                                               2001        1.000           0.787                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.114           1.186                   9,469
                                                               2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.519           0.641                       -
                                                               2002        0.748           0.519                       -
                                                               2001        1.000           0.748                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.549           0.687                       -
                                                               2002        0.829           0.549                       -
                                                               2001        1.000           0.829                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                       -
                                                               2002        0.943           0.688                       -
                                                               2001        1.000           0.943                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.800           1.009                       -
                                                               2002        0.900           0.800                       -
                                                               2001        1.000           0.900                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -
                                                               2002        1.000           0.906                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                       -

Putnam Variable Trust

   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                       -
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                       -
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                       -
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                       -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                       -


                               VINTAGE XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                  19,255

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                 116,508

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2003        0.986           1.231                       -

   Smith Barney Large Cap Value Portfolio (11/99)              2003        0.969           1.212                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832

                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                  11,198

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.149                  24,831

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.177                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.059                   7,260

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.171                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.144                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                   5,067

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                   7,307

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.131                  18,486

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.134                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                   1,167

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.107                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.138                  15,556

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.171                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.996                  98,846

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.031                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.130                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.237                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)               2003        1.000           1.143                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.189                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.148                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.194                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                       -

   Templeton Developing Markets Securities Fund - Class 2

   Shares (5/03)                                               2003        1.000           1.265                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.177                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.121                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.059                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.131                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.170                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.238                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.134                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.107                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.137                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.160                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.031                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.130                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.143                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.200                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.020                     636

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.562           0.757                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.703           0.913                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.782           0.956                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.055           1.157                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -

   Fundamental Value Portfolio (4/01)                          2003        0.894           1.217                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.282           0.373                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.648           0.786                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.641           0.846                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.369                       -
                                                               2002        1.000           1.060                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242                       -
                                                               2002        1.000           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.387                       -
                                                               2002        1.000           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                       -
                                                               2002        1.000           1.068                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.859           1.135                   8,560

   Smith Barney High Income Portfolio (5/01)                   2003        0.825           1.033                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.634           0.918                  10,331

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.950           1.211                  22,951

   Smith Barney Money Market Portfolio (7/00)                  2003        1.063           1.051                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.114           1.186                   9,469

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.519           0.641                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.549           0.687                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.960                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.800           1.009                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.121                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.094                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.150                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.148                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.264                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.058                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.131                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        1.000           1.170                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.143                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.157                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                       -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.171                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.148                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.238                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.130                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.123                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.160                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.091                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.128                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.080                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.137                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.102                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.170                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.118                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.030                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.236                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.142                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.199                       -


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                   2,838

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                  25,685

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.150                  14,313

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                  54,395

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                  30,431

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.118                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                   8,015

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                   8,063

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.058                  31,831

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                   9,822

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                  61,068

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.174                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.141                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                  27,632

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                   1,830

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                  20,461

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB

   Shares (5/01)                                               2003        1.000           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.237                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Investors Fund - Class I (5/01)                             2003        1.000           1.148                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.237                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.102                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.152                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                  47,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.090                   3,593

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.141                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.123                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                  12,528

   Large Cap Portfolio (11/99)                                 2003        1.000           1.124                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                  46,178

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                  70,962

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.079                  56,756

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                  12,270

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.102                  19,889

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.159                   4,777

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.995                  46,545

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.030                   1,863

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                   1,323

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                  13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                  44,231

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.303                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.281                  19,255

Greenwich Street Series Fund

   Appreciation Portfolio (4/00)                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Fundamental Value Portfolio (4/01)                          2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                       -
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.259                 116,508

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.369                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.242                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.986                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.078                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.190                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.198                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832


                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.188                  12,571

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.149                   2,496

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                  98,693

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.176                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                  21,719

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.237                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                  19,652

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                  56,399

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.159                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                   1,812

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.106                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                  13,260

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.137                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.079                  69,945

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                  10,982

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.994                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.117                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.029                  39,493

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.129                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.116                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.235                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                  77,787

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                   1,675

                          VINTAGE XTRA, SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.149                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.147                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.175                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.130                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.169                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                       -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.170                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.147                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.090                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.105                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                       -

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.078                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.136                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.169                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.994                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.029                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.128                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.141                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.198                       -


                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.242                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.144                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.303                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.960           1.285                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.258                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        0.969           1.300                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        0.989           1.279                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        0.977           1.190                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.010           1.104                   3,284

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.208                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Fundamental Value Portfolio (4/01)                          2003        0.966           1.310                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.296                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                  27,845

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.250                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.430                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.305                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.241                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.412                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.163                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.261                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.246                       -
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.239                       -
                                                               2002        1.000           0.962                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.213                       -
                                                               2002        1.000           0.961                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        0.958           1.230                       -

   Large Cap Portfolio (11/99)                                 2003        0.966           1.179                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.259                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.153                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.227                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.223                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.124                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        0.951           1.251                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.007           1.256                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        0.946           1.366                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        0.977           1.240                       -

   Smith Barney Money Market Portfolio (7/00)                  2003        0.999           0.984                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.257                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)                      2003        0.966           1.187                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        0.959           1.195                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.353                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        0.991           1.245                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.334                       -

                          VINTAGE XTRA, SERIES II (TIC)

                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                  23,528

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        1.000           1.092                  24,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        1.000           1.187                  22,177

   Growth Fund - Class 2 Shares (12/99)                        2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        1.000           1.146                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2003        1.000           1.192                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2003        1.000           1.175                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2003        1.000           1.119                       -

   Diversified Strategic Income Portfolio (2/01)               2003        1.000           1.057                       -

   Equity Index Portfolio - Class II Shares (2/01)             2003        1.000           1.129                       -

   Fundamental Value Portfolio (4/01)                          2003        1.000           1.168                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.141                       -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        1.000           1.169                       -

   Investors Fund - Class I (5/01)                             2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        1.000           1.236                       -

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.128                  30,270

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                   1,918

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                       -

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2003        1.000           1.132                       -

   Large Cap Portfolio (11/99)                                 2003        1.000           1.123                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.000           1.158                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        1.000           1.089                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        1.000           1.105                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                  23,085

   MFS Total Return Portfolio (6/00)                           2003        1.000           1.078                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2003        1.000           1.135                       -

   Smith Barney High Income Portfolio (5/01)                   2003        1.000           1.101                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2003        1.000           1.168                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2003        1.000           1.158                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Smith Barney Money Market Portfolio (7/00)                  2003        1.000           0.993                       -

   Strategic Equity Portfolio (11/99)                          2003        1.000           1.116                       -

   Travelers Managed Income Portfolio (5/01)                   2003        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (8/00)                      2003        1.000           1.128                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2003        1.000           1.115                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (12/99)              2003        1.000           1.140                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.197                       -



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.490                       -
                                                               2002        0.540           0.398                       -
                                                               2001        1.000           0.540                       -

   Money Market Portfolio (2/98)                               2003        1.153           1.144                       -
                                                               2002        1.156           1.153                       -
                                                               2001        1.000           1.156                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                       -
                                                               2002        0.884           0.607                       -
                                                               2001        1.000           0.884                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.512           0.622                       -
                                                               2002        0.752           0.512                       -
                                                               2001        1.000           0.752                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.738           0.983                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.731           0.984                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.891           1.161                       -

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.579           0.815                       -
                                                               2002        0.666           0.579                       -
                                                               2001        1.000           0.666                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.292           1.704                       -
                                                               2002        1.256           1.292                       -
                                                               2001        1.000           1.256                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.715           0.852                       -
                                                               2002        0.872           0.715                       -
                                                               2001        1.000           0.872                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.759           0.984                       -
                                                               2002        0.954           0.759                       -
                                                               2001        1.000           0.954                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                       -
                                                               2002        1.000           0.844                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.791           1.028                       -
                                                               2002        1.000           0.791                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.627           0.788                       -
                                                               2002        0.820           0.627                       -
                                                               2001        1.000           0.820                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.757           1.043                       -
                                                               2002        1.000           0.757                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.799           1.024                       -
                                                               2002        1.000           0.799                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.836           0.935                       -
                                                               2002        0.910           0.836                       -
                                                               2001        1.000           0.910                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.645           0.801                       -
                                                               2002        0.930           0.645                       -
                                                               2001        1.000           0.930                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.241           0.347                       -
                                                               2002        0.414           0.241                       -
                                                               2001        1.000           0.414                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.541                       -
                                                               2002        0.608           0.444                       -
                                                               2001        1.000           0.608                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167                       -
                                                               2002        1.051           1.129                       -
                                                               2001        1.000           1.051                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                       -
                                                               2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288                       -
                                                               2002        1.087           0.874                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.891           1.219                       -
                                                               2002        1.208           0.891                       -
                                                               2001        1.000           1.208                       -

   Investors Fund - Class I (5/01)                             2003        0.823           1.072                       -
                                                               2002        1.087           0.823                       -
                                                               2001        1.000           1.087                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.799           1.137                       -
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.820           1.201                       -
                                                               2002        1.276           0.820                       -
                                                               2001        1.000           1.276                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.919           1.141                       -
                                                               2002        1.003           0.919                       -
                                                               2001        1.000           1.003                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.834           1.098                       -
                                                               2002        0.990           0.834                       -
                                                               2001        1.000           0.990                       -

   Equity Income Portfolio (4/00)                              2003        0.882           1.138                       -
                                                               2002        1.041           0.882                       -
                                                               2001        1.000           1.041                       -

   Federated High Yield Portfolio (5/00)                       2003        0.958           1.154                       -
                                                               2002        0.939           0.958                       -
                                                               2001        1.009           0.939                       -

   Federated Stock Portfolio (5/00)                            2003        0.831           1.044                       -
                                                               2002        1.047           0.831                       -
                                                               2001        1.000           1.047                       -

   Large Cap Portfolio (11/99)                                 2003        0.587           0.720                       -
                                                               2002        0.773           0.587                       -
                                                               2001        1.000           0.773                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.587           0.743                       -
                                                               2002        0.685           0.587                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.685                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.594           0.709                       -
                                                               2002        0.807           0.594                       -
                                                               2001        1.000           0.807                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.459           0.583                       -
                                                               2002        0.709           0.459                       -
                                                               2001        1.000           0.709                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.371           0.500                       -
                                                               2002        0.736           0.371                       -
                                                               2001        1.000           0.736                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.152           1.213                       -
                                                               2002        1.107           1.152                       -
                                                               2001        1.000           1.107                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                       -
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

   MFS Total Return Portfolio (6/00)                           2003        1.059           1.214                       -
                                                               2002        1.136           1.059                       -
                                                               2001        1.000           1.136                       -

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.061           1.248                       -
                                                               2002        1.018           1.061                       -
                                                               2001        1.000           1.018                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Strategic Equity Portfolio (11/99)                          2003        0.517           0.674                       -
                                                               2002        0.790           0.517                       -
                                                               2001        1.000           0.790                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                       -
                                                               2002        0.912           0.723                       -
                                                               2001        1.000           0.912                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.628           0.777                       -
                                                               2002        0.907           0.628                       -
                                                               2001        1.000           0.907                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.707           0.892                       -
                                                               2002        0.795           0.707                       -
                                                               2001        1.000           0.795                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.766           0.942                       -
                                                               2002        0.842           0.766                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           0.842                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                       -
                                                               2002        1.027           0.909                       -
                                                               2001        1.000           1.027                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                       -

   Money Market Portfolio (2/98)                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                       -
                                                               2000        1.076           1.076                       -
                                                               1999        1.041           1.076                       -
                                                               1998        1.007           1.041                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.736           0.980               1,255,508

   Growth Fund - Class 2 Shares (12/99)                        2003        0.728           0.981               2,688,587

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.888           1.158               2,790,028

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.578           0.813                  69,100
                                                               2002        0.664           0.578                  52,299
                                                               2001        0.747           0.664                  35,367
                                                               2000        1.000           0.747                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.713           0.851                 833,711
                                                               2002        0.870           0.713                 431,821
                                                               2001        0.975           0.870                 121,682
                                                               2000        1.000           0.975                   1,000

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.758           0.982                 595,632
                                                               2002        0.952           0.758                 437,002
                                                               2001        1.030           0.952                 258,340
                                                               2000        1.000           1.030                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                  14,072

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        0.949           0.818                 923,288

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.757           1.043                  49,048
                                                               2002        1.000           0.757                       -
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.799           1.024                 187,816
                                                               2002        1.000           0.799                   1,037

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.834           0.934                 898,191
                                                               2002        0.908           0.834                 887,648
                                                               2001        0.971           0.908                 734,043
                                                               2000        1.000           0.971                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.643           0.799                 466,183
                                                               2002        0.928           0.643                 506,583
                                                               2001        1.133           0.928                 331,987
                                                               2000        1.000           1.133                   1,000

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.347                 781,983
                                                               2002        0.414           0.240                 771,229
                                                               2001        0.671           0.414                 459,241
                                                               2000        1.000           0.671                   1,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.444           0.540                 932,806
                                                               2002        0.607           0.444                 799,493
                                                               2001        0.797           0.607                 567,306
                                                               2000        1.000           0.797                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                  10,392

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.201           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.150           1.084                 688,342

   Large Cap Growth Fund - Class I (5/02)                      2003        0.799           1.137                 676,213
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.394           1.272                 396,736
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.917           1.139                 817,572
                                                               2002        1.002           0.917                 303,279
                                                               2001        1.026           1.002                 177,899
                                                               2000        1.000           1.026                   1,000

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.833           1.096                 390,439
                                                               2002        0.988           0.833                 257,622
                                                               2001        1.046           0.988                 223,113
                                                               2000        1.000           1.046                   1,000

   Equity Income Portfolio (4/00)                              2003        0.879           1.135               2,645,190

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.052           1.130                  12,212

   Federated High Yield Portfolio (5/00)                       2003        0.956           1.152                 943,802
                                                               2002        0.937           0.956                 398,965
                                                               2001        0.934           0.937                 288,209
                                                               2000        1.000           0.934                   1,000

   Federated Stock Portfolio (5/00)                            2003        0.830           1.042                 320,165
                                                               2002        1.045           0.830                 177,616
                                                               2001        1.045           1.045                 144,796
                                                               2000        1.000           1.045                   1,000

   Large Cap Portfolio (11/99)                                 2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               2000        1.125           1.125                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.586           0.742                 376,707
                                                               2002        0.684           0.586                  69,198
                                                               2001        0.942           0.684                  15,435
                                                               2000        1.000           0.942                   1,000

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779

   Merrill Lynch Large Cap Core Portfolio  (continued)         2001        1.055           0.805                 193,579
                                                               2000        1.135           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.432           1.126                  52,455

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.370           0.499               1,689,467
                                                               2002        0.735           0.370               1,021,136
                                                               2001        0.978           0.735                 440,334
                                                               2000        1.000           0.978                   1,000

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.150           1.211               1,847,235
                                                               2002        1.105           1.150               1,423,939
                                                               2001        1.048           1.105                 587,507
                                                               2000        1.000           1.048                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2000        1.002           1.151                  62,642

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                       -

   Strategic Equity Portfolio (11/99)                          2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.000           0.925                  40,615

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.723           0.931                 245,454
                                                               2002        0.912           0.723                 286,548
                                                               2001        1.000           0.912                  90,258

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.628           0.777                  24,160
                                                               2002        0.907           0.628                  10,727
                                                               2001        1.000           0.907                   2,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.706           0.891               1,139,118
                                                               2002        0.793           0.706               1,012,947
                                                               2001        0.921           0.793                 674,383
                                                               2000        1.000           0.921                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.766           0.942                 178,424
                                                               2002        0.842           0.766                  54,034
                                                               2001        1.000           0.842                  39,739

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141
                                                               2001        1.000           1.027                 186,709


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.188                  12,749

   Money Market Portfolio (2/98)                               2003        1.000           0.989                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.308                   1,726

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.263                  13,722

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.378                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.323                   2,295

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.156                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.263                   9,051

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.977           1.267                       -

Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.213                   1,426

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.306                  64,282

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.237                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.111                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.225                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.359                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.190                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  21,273

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2003        0.959           1.246                  11,586

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.364                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.418                   1,719

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.235                   1,623

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.284                       -

   Equity Income Portfolio (4/00)                              2003        0.958           1.235                  35,288

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.206                       -

   Federated Stock Portfolio (5/00)                            2003        0.978           1.225                   3,385

   Large Cap Portfolio (11/99)                                 2003        0.967           1.184                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.265                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.232                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.311                  37,013

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.066                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.128                 354,044

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.184                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.970           1.262                  32,350

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.975           1.252                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.193                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.248                   3,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.954           1.170                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.339                   6,015


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.396           0.486                       -
                                                               2002        0.538           0.396                       -
                                                               2001        1.000           0.538                       -

   Money Market Portfolio (2/98)                               2003        1.141           1.130                       -
                                                               2002        1.146           1.141                       -
                                                               2001        1.000           1.146                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.605           0.743                       -
                                                               2002        0.883           0.605                       -
                                                               2001        1.000           0.883                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.509           0.616                       -
                                                               2002        0.749           0.509                       -
                                                               2001        1.000           0.749                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.734           0.975                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.726           0.975                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.885           1.151                   9,264

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.576           0.809                       -
                                                               2002        0.663           0.576                       -
                                                               2001        1.000           0.663                       -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/00)            2003        1.285           1.692                       -
                                                               2002        1.252           1.285                       -
                                                               2001        1.000           1.252                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.711           0.846                       -
                                                               2002        0.869           0.711                       -
                                                               2001        1.000           0.869                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.755           0.977                       -
                                                               2002        0.950           0.755                       -
                                                               2001        1.000           0.950                       -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.036                       -
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.790           1.025                       -
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.623           0.781                       -
                                                               2002        0.817           0.623                       -
                                                               2001        1.000           0.817                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.756           1.040                       -
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.798           1.020                       -
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.831           0.929                       -
                                                               2002        0.907           0.831                       -
                                                               2001        1.000           0.907                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.641           0.795                       -
                                                               2002        0.927           0.641                       -
                                                               2001        1.000           0.927                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.240           0.345                       -
                                                               2002        0.413           0.240                       -
                                                               2001        1.000           0.413                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.442           0.537                       -
                                                               2002        0.606           0.442                       -
                                                               2001        1.000           0.606                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.125           1.160                       -
                                                               2002        1.050           1.125                       -
                                                               2001        1.000           1.050                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.556           0.721                       -
                                                               2002        0.804           0.556                       -
                                                               2001        1.000           0.804                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.873                       -
                                                               2002        0.855           0.691                       -
                                                               2001        1.000           0.855                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Large Cap Growth Fund - Class I (5/02)                      2003        0.798           1.133                       -
                                                               2002        1.000           0.798                   1,000

   Small Cap Growth Fund - Class I (3/01)                      2003        0.815           1.191                       -
                                                               2002        1.270           0.815                       -
                                                               2001        1.000           1.270                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.914           1.133                       -
                                                               2002        1.000           0.914                       -
                                                               2001        1.000           1.000                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.830           1.090                       -
                                                               2002        0.986           0.830                       -
                                                               2001        1.000           0.986                       -

   Equity Income Portfolio (4/00)                              2003        0.876           1.129                       -
                                                               2002        1.037           0.876                       -
                                                               2001        1.000           1.037                       -

   Federated High Yield Portfolio (5/00)                       2003        0.953           1.146                       -
                                                               2002        0.936           0.953                       -
                                                               2001        1.000           0.936                       -

   Federated Stock Portfolio (5/00)                            2003        0.827           1.036                       -
                                                               2002        1.044           0.827                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
                                                               2001        1.000           1.044                       -

   Large Cap Portfolio (11/99)                                 2003        0.583           0.714                       -
                                                               2002        0.769           0.583                       -
                                                               2001        1.000           0.769                       -

   Lazard International Stock Portfolio (5/00)                 2003        0.584           0.737                       -
                                                               2002        0.683           0.584                       -
                                                               2001        1.000           0.683                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.591           0.703                       -
                                                               2002        0.803           0.591                       -
                                                               2001        1.000           0.803                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.456           0.578                       -
                                                               2002        0.706           0.456                       -
                                                               2001        1.000           0.706                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.369           0.496                       -
                                                               2002        0.734           0.369                       -
                                                               2001        1.000           0.734                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.146           1.204                       -
                                                               2002        1.103           1.146                       -
                                                               2001        1.000           1.103                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.644           0.818                       -
                                                               2002        0.862           0.644                       -
                                                               2001        1.000           0.862                       -

   MFS Total Return Portfolio (6/00)                           2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.055           1.239                       -
                                                               2002        1.015           1.055                       -
                                                               2001        1.000           1.015                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.513           0.668                       -
                                                               2002        0.787           0.513                       -
                                                               2001        1.000           0.787                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.721           0.926                       -
                                                               2002        0.911           0.721                       -
                                                               2001        1.000           0.911                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.626           0.773                       -
                                                               2002        0.906           0.626                       -
                                                               2001        1.000           0.906                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.703           0.886                       -
                                                               2002        0.792           0.703                       -
                                                               2001        1.000           0.792                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.764           0.937                       -
                                                               2002        0.841           0.764                       -
                                                               2001        1.000           0.841                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.906           1.230                       -
                                                               2002        1.025           0.906                       -
                                                               2001        1.000           1.025                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                       -

   Money Market Portfolio (2/98)                               2003        1.000           0.987                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                       -

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                       -

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.321                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.265                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.304                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.234                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                       -

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.361                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.232                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Equity Income Portfolio (4/00)                              2003        0.958           1.232                       -

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.204                       -

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                       -

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                       -

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                       -

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.181                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                       -

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.190                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.245                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.953           1.167                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                       -


                         PORTFOLIO ARCHITECT XTRA (TIC)

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   Capital Appreciation Fund (5/00)                            2003        0.968           1.186                       -

   Money Market Portfolio (2/98)                               2003        1.000           0.987                   4,284

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2003        0.948           1.146                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2003        0.971           1.261                  34,172

Credit Suisse Trust
   Emerging Markets Portfolio (5/00)                           2003        0.982           1.375                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2003        1.005           1.321                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (5/00)                                               2003        0.971           1.153                   4,966

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2003        0.976           1.260                  10,676

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.265                   4,335

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2003        0.967           1.211                       -

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.304                   8,114

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.234                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2003        0.994           1.108                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2003        0.988           1.223                       -

   Global Technology Portfolio - Service Shares (5/00)         2003        0.944           1.356                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2003        0.980           1.188                   9,123

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                       -

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2003        0.958           1.243                       -

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.361                       -

   Small Cap Growth Fund - Class I (3/01)                      2003        0.970           1.415                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2003        0.996           1.232                   5,538

   Disciplined Mid Cap Stock Portfolio (5/00)                  2003        0.977           1.281                   8,768

   Equity Income Portfolio (4/00)                              2003        0.958           1.232                   5,654

   Federated High Yield Portfolio (5/00)                       2003        1.003           1.204                   8,508

   Federated Stock Portfolio (5/00)                            2003        0.978           1.223                       -

   Large Cap Portfolio (11/99)                                 2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2003        1.001           1.262                       -

   Merrill Lynch Large Cap Core Portfolio (8/00)               2003        0.973           1.156                       -

   MFS Emerging Growth Portfolio (4/00)                        2003        0.971           1.229                   4,077

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.974           1.308                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

   Travelers Quality Bond Portfolio (5/00)                     2003        1.014           1.063                   2,115

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2003        0.986           1.126                  75,188

   Pioneer Strategic Income Portfolio (5/00)                   2003        1.008           1.181                       -

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------  ------  ---------------  --------------   ------------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (11/99)                          2003        0.969           1.260                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2003        0.974           1.249                   8,465

   Enterprise Portfolio - Class II Shares (5/01)               2003        0.966           1.190                       -

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (5/00)             2003        0.991           1.245                  11,624

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2003        0.953           1.167                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.986           1.336                  27,832



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003 : The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Credit Suisse Trust : Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners

ANNUAL REPORT
DECEMBER 31, 2003

                            THE TRAVELERS FUND BD III
                            FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                       AIM V.I.         ALLIANCEBERNSTEIN
                                                                                       PREMIER              GROWTH AND
                                            CAPITAL               MONEY                 EQUITY                INCOME
                                         APPRECIATION             MARKET                FUND -             PORTFOLIO -
                                             FUND               PORTFOLIO              SERIES I               CLASS B
                                         ------------           ----------            ----------        -----------------
ASSETS:
  Investments at market value:            $1,330,627            $6,519,911            $1,310,368            $  240,016

  Receivables:
    Dividends ................                    --                 1,822                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,330,627             6,521,733             1,310,368               240,016
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   241                 1,267                   239                    43
    Administrative fees ......                    27                   140                    27                     5
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   268                 1,407                   266                    48
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,330,359            $6,520,326            $1,310,102            $  239,968
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                       ALLIANCEBERNSTEIN
                                            PREMIER                                     GROWTH            GROWTH-INCOME
                                             GROWTH           GLOBAL GROWTH             FUND -                FUND -
                                          PORTFOLIO -         FUND - CLASS 2           CLASS 2               CLASS 2
                                            CLASS B               SHARES                SHARES                SHARES
                                       -----------------      --------------          ----------          -------------
ASSETS:
  Investments at market value:            $1,966,831            $2,093,236            $4,119,645            $5,109,330

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,966,831             2,093,236             4,119,645             5,109,330
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   365                   393                   776                   941
    Administrative fees ......                    40                    43                    84                   101
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   405                   436                   860                 1,042
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,966,426            $2,092,800            $4,118,785            $5,108,288
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          DELAWARE                                   DREYFUS VIF                                   MUTUAL
                          VIP REIT            DREYFUS VIF            DEVELOPING             FRANKLIN               SHARES
     EMERGING             SERIES -            APPRECIATION             LEADERS             SMALL CAP             SECURITIES
     MARKETS              STANDARD             PORTFOLIO -           PORTFOLIO -         FUND - CLASS 2        FUND - CLASS 2
    PORTFOLIO              CLASS             INITIAL SHARES        INITIAL SHARES            SHARES                SHARES
   ----------            ----------          --------------        --------------        --------------        --------------
   $  113,658            $1,725,588            $1,280,582            $1,932,078            $  742,876            $1,026,732


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      113,658             1,725,588             1,280,582             1,932,078               742,876             1,026,732
   ----------            ----------            ----------            ----------            ----------            ----------




           21                   315                   237                   348                   143                   193
            2                    35                    26                    40                    15                    21
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

           23                   350                   263                   388                   158                   214
   ----------            ----------            ----------            ----------            ----------            ----------

   $  113,635            $1,725,238            $1,280,319            $1,931,690            $  742,718            $1,026,518
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           TEMPLETON
                                          DEVELOPING            TEMPLETON             TEMPLETON
                                            MARKETS              FOREIGN                GROWTH
                                           SECURITIES           SECURITIES            SECURITIES
                                        FUND - CLASS 2        FUND - CLASS 2        FUND - CLASS 2         APPRECIATION
                                            SHARES                SHARES                SHARES              PORTFOLIO
                                        --------------        --------------        --------------         ------------
ASSETS:
  Investments at market value:            $   35,969            $  516,794            $  227,561            $2,516,109

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                35,969               516,794               227,561             2,516,109
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     7                    97                    42                   479
    Administrative fees ......                     1                    10                     4                    51
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     8                   107                    46                   530
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   35,961            $  516,687            $  227,515            $2,515,579
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                             EQUITY                                                          SALOMON BROTHERS
    DIVERSIFIED              INDEX               EQUITY INDEX                                    VARIABLE           SALOMON BROTHERS
     STRATEGIC            PORTFOLIO -            PORTFOLIO -                                     EMERGING           VARIABLE GROWTH
      INCOME                CLASS I                CLASS II             FUNDAMENTAL            GROWTH FUND -        & INCOME FUND -
     PORTFOLIO               SHARES                 SHARES            VALUE PORTFOLIO         CLASS I SHARES         CLASS I SHARES
   ------------           ------------           ------------         ---------------        ----------------       ----------------
   $  1,895,067           $334,445,771           $  3,922,984           $  4,169,763           $    224,876           $    245,083


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

      1,895,067            334,445,771              3,922,984              4,169,763                224,876                245,083
   ------------           ------------           ------------           ------------           ------------           ------------




            368                 57,122                    733                    787                     45                     47
             39                  6,803                     80                     84                      4                      5
             --                 73,975                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

            407                137,900                    813                    871                     49                     52
   ------------           ------------           ------------           ------------           ------------           ------------

   $  1,894,660           $334,307,871           $  3,922,171           $  4,168,892           $    224,827           $    245,031
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                           THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2003

                                                               GLOBAL LIFE              GLOBAL               MID CAP
                                                                 SCIENCES             TECHNOLOGY              GROWTH
                                      BALANCED PORTFOLIO -      PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES        SERVICE SHARES
                                      --------------------    --------------        --------------        --------------
ASSETS:
  Investments at market value:            $2,960,978            $  764,374            $  593,180            $  461,314

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,960,978               764,374               593,180               461,314
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   528                   140                   108                    90
    Administrative fees ......                    61                    16                    12                     9
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   589                   156                   120                    99
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,960,389            $  764,218            $  593,060            $  461,215
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                             LAZARD                                                       MERRILL LYNCH         MERRILL LYNCH
      WORLDWIDE            RETIREMENT                                                   GLOBAL ALLOCATION         SMALL CAP
 GROWTH PORTFOLIO -        SMALL CAP            GROWTH AND              MID-CAP             V.I. FUND -           VALUE V.I.
   SERVICE SHARES          PORTFOLIO         INCOME PORTFOLIO       VALUE PORTFOLIO         CLASS III          FUND - CLASS III
 ------------------       ----------         ----------------       ---------------     -----------------      ----------------
    $1,012,686            $   15,203            $  315,571            $  151,755            $    1,075            $    1,068


            --                    --                    --                    --                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

     1,012,686                15,203               315,571               151,755                 1,075                 1,068
    ----------            ----------            ----------            ----------            ----------            ----------




           185                     3                    62                    31                    --                    --
            21                     1                     7                     3                    --                    --
            --                    --                    --                    --                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

           206                     4                    69                    34                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

    $1,012,480            $   15,199            $  315,502            $  151,721            $    1,075            $    1,068
    ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                         PUTNAM VT             PUTNAM VT
                                          REAL RETURN            TOTAL RETURN            DISCOVERY            INTERNATIONAL
                                          PORTFOLIO -            PORTFOLIO -           GROWTH FUND -          EQUITY FUND -
                                        ADMINISTRATIVE          ADMINISTRATIVE            CLASS IB              CLASS IB
                                             CLASS                  CLASS                  SHARES                SHARES
                                        --------------          --------------         -------------          -------------
ASSETS:
  Investments at market value:            $   172,705            $14,695,093            $   293,200            $   500,033

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                172,705             14,695,093                293,200                500,033
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     36                  2,731                     51                     95
    Administrative fees ......                      3                    303                      6                     10
    Equity protection fees ...                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     39                  3,034                     57                    105
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   172,666            $14,692,059            $   293,143            $   499,928
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    PUTNAM VT                                                                                                     SCUDDER
    SMALL CAP                                                                                                    VIT EAFE(R)
  VALUE FUND -                                  INVESTORS             LARGE CAP            SMALL CAP            EQUITY INDEX
    CLASS IB              ALL CAP                 FUND -            GROWTH FUND -         GROWTH FUND -         FUND - CLASS
     SHARES            FUND - CLASS I            CLASS I               CLASS I               CLASS I              A SHARES
  ------------         --------------          ----------           -------------         -------------         ------------
   $3,177,632            $6,044,835            $3,508,987            $  841,021            $1,479,074            $  311,739


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    3,177,632             6,044,835             3,508,987               841,021             1,479,074               311,739
   ----------            ----------            ----------            ----------            ----------            ----------




          589                 1,134                   647                   164                   282                    55
           66                   123                    71                    17                    30                     6
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          655                 1,257                   718                   181                   312                    61
   ----------            ----------            ----------            ----------            ----------            ----------

   $3,176,977            $6,043,578            $3,508,269            $  840,840            $1,478,762            $  311,678
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                     SMITH BARNEY            MULTIPLE
                                          SCUDDER VIT                                   PREMIER             DISCIPLINE
                                           SMALL CAP                                  SELECTIONS           PORTFOLIO -
                                         INDEX FUND -          SMITH BARNEY            ALL CAP               ALL CAP
                                            CLASS A              LARGE CAP              GROWTH              GROWTH AND
                                            SHARES            CORE PORTFOLIO          PORTFOLIO               VALUE
                                         ------------         --------------         ------------          -----------
ASSETS:
  Investments at market value:            $  674,066            $  134,220            $  141,490            $3,262,771

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               674,066               134,220               141,490             3,262,771
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   119                    27                    28                   640
    Administrative fees ......                    14                     2                     3                    65
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   133                    29                    31                   705
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  673,933            $  134,191            $  141,459            $3,262,066
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    MULTIPLE
   DISCIPLINE             MULTIPLE              MULTIPLE
   PORTFOLIO -           DISCIPLINE            DISCIPLINE
     BALANCED            PORTFOLIO -           PORTFOLIO -
     ALL CAP             GLOBAL ALL            LARGE CAP             CONVERTIBLE          DISCIPLINED              EQUITY
    GROWTH AND           CAP GROWTH            GROWTH AND            SECURITIES             MID CAP                INCOME
      VALUE              AND VALUE               VALUE                PORTFOLIO         STOCK PORTFOLIO          PORTFOLIO
   -----------           -----------           -----------           -----------        ---------------          ----------
   $1,513,108            $  319,376            $  482,647            $2,287,464            $1,014,989            $6,809,754


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,513,108               319,376               482,647             2,287,464             1,014,989             6,809,754
   ----------            ----------            ----------            ----------            ----------            ----------




          304                    65                    94                   416                   186                 1,243
           31                     6                    10                    47                    21                   139
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          335                    71                   104                   463                   207                 1,382
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,512,773            $  319,305            $  482,543            $2,287,001            $1,014,782            $6,808,372
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           FEDERATED                                                           LAZARD
                                          HIGH YIELD            FEDERATED             LARGE CAP             INTERNATIONAL
                                           PORTFOLIO         STOCK PORTFOLIO          PORTFOLIO           STOCK PORTFOLIO
                                          ----------         ---------------          ----------          ---------------
ASSETS:
  Investments at market value:            $2,763,345            $  706,452            $1,212,204            $  604,055

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,763,345               706,452             1,212,204               604,055
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   483                   129                   232                   109
    Administrative fees ......                    54                    15                    25                    12
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   537                   144                   257                   121
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,762,808            $  706,308            $1,211,947            $  603,934
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                            MFS
  MERRILL LYNCH           EMERGING              MFS MID               PIONEER              TRAVELERS            AIM CAPITAL
    LARGE CAP              GROWTH              CAP GROWTH               FUND              QUALITY BOND          APPRECIATION
 CORE PORTFOLIO          PORTFOLIO              PORTFOLIO            PORTFOLIO              PORTFOLIO             PORTFOLIO
 --------------          ----------            ----------            ----------           ------------          ------------
   $  603,623            $  802,889            $1,331,739            $   16,166            $6,339,804            $1,238,258


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      603,623               802,889             1,331,739                16,166             6,339,804             1,238,258
   ----------            ----------            ----------            ----------            ----------            ----------




          115                   149                   252                     4                 1,147                   237
           12                    17                    28                    --                   130                    25
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          127                   166                   280                     4                 1,277                   262
   ----------            ----------            ----------            ----------            ----------            ----------

   $  603,496            $  802,723            $1,331,459            $   16,162            $6,338,527            $1,237,996
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                      SB ADJUSTABLE
                                           MFS TOTAL                                    RATE INCOME           SMITH BARNEY
                                             RETURN           PIONEER STRATEGIC         PORTFOLIO -            AGGRESSIVE
                                           PORTFOLIO           INCOME PORTFOLIO       CLASS I SHARES        GROWTH PORTFOLIO
                                          -----------         -----------------       --------------        ----------------
ASSETS:
  Investments at market value:            $13,564,758            $   360,060            $    15,818            $ 5,569,140

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........             13,564,758                360,060                 15,818              5,569,140
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  2,520                     67                      4                  1,049
    Administrative fees ......                    276                      8                     --                    112
    Equity protection fees ...                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                  2,796                     75                      4                  1,161
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $13,561,962            $   359,985            $    15,814            $ 5,567,979
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                        SMITH BARNEY                                SMITH BARNEY
  SMITH BARNEY          INTERNATIONAL          SMITH BARNEY             LARGE             SMITH BARNEY          SMITH BARNEY
   HIGH INCOME         ALL CAP GROWTH            LARGE CAP         CAPITALIZATION            MID CAP            MONEY MARKET
    PORTFOLIO            PORTFOLIO           VALUE PORTFOLIO      GROWTH PORTFOLIO       CORE PORTFOLIO          PORTFOLIO
  ------------         --------------        ---------------      ----------------       --------------         ------------
   $1,986,956            $  188,052            $1,206,255            $2,735,706            $2,037,137            $2,563,648


           --                    --                    --                    --                    --                   554
   ----------            ----------            ----------            ----------            ----------            ----------

    1,986,956               188,052             1,206,255             2,735,706             2,037,137             2,564,202
   ----------            ----------            ----------            ----------            ----------            ----------




          381                    33                   225                   525                   390                   496
           41                     4                    25                    56                    42                    53
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          422                    37                   250                   581                   432                   549
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,986,534            $  188,015            $1,206,005            $2,735,125            $2,036,705            $2,563,653
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          STRATEGIC                                   VAN KAMPEN             COMSTOCK
                                           EQUITY            TRAVELERS MANAGED        ENTERPRISE           PORTFOLIO -
                                          PORTFOLIO           INCOME PORTFOLIO        PORTFOLIO          CLASS II SHARES
                                          ----------         -----------------        ----------         ---------------
ASSETS:
  Investments at market value:            $3,064,316            $1,890,974            $  113,290            $  667,035

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,064,316             1,890,974               113,290               667,035
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   571                   358                    22                   120
    Administrative fees ......                    62                    39                     2                    14
    Equity protection fees ...                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   633                   397                    24                   134
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,063,683            $1,890,577            $  113,266            $  666,901
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                              SMITH BARNEY
    EMERGING                                   SMALL CAP                                                       DYNAMIC CAPITAL
     GROWTH               ENTERPRISE             GROWTH             CONTRAFUND(R)         CONTRAFUND(R)          APPRECIATION
   PORTFOLIO -           PORTFOLIO -         OPPORTUNITIES           PORTFOLIO -           PORTFOLIO -            PORTFOLIO -
 CLASS I SHARES        CLASS II SHARES          PORTFOLIO           SERVICE CLASS        SERVICE CLASS 2       SERVICE CLASS 2
 --------------        ---------------       -------------          -------------        ---------------       ---------------
   $  588,445            $   24,683            $  345,546            $  825,799            $2,445,240            $  266,374


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      588,445                24,683               345,546               825,799             2,445,240               266,374
   ----------            ----------            ----------            ----------            ----------            ----------




          112                     5                    64                   164                   443                    50
           12                    --                     7                    17                    50                     5
           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          124                     5                    71                   181                   493                    55
   ----------            ----------            ----------            ----------            ----------            ----------

   $  588,321            $   24,678            $  345,475            $  825,618            $2,444,747            $  266,319
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                             MID CAP
                                           PORTFOLIO -
                                         SERVICE CLASS 2            COMBINED
                                         ---------------          ------------
ASSETS:
  Investments at market value:            $  1,513,444            $489,244,074

  Receivables:
    Dividends ................                      --                   2,376
                                          ------------            ------------

      Total Assets ...........               1,513,444             489,246,450
                                          ------------            ------------


LIABILITIES:
  Payables:
    Insurance charges ........                     287                  86,045
    Administrative fees ......                      31                   9,964
    Equity protection fees ...                      --                  73,975
                                          ------------            ------------

      Total Liabilities ......                     318                 169,984
                                          ------------            ------------

NET ASSETS:                               $  1,513,126            $489,076,466
                                          ============            ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                               AIM V.I.     ALLIANCEBERNSTEIN
                                                         CAPITAL             MONEY             PREMIER          GROWTH AND
                                                      APPRECIATION           MARKET         EQUITY FUND -   INCOME PORTFOLIO -
                                                           FUND            PORTFOLIO           SERIES I          CLASS B
                                                      ------------         ---------        -------------   ------------------
INVESTMENT INCOME:
  Dividends ...................................         $     610          $  76,143          $   3,627          $   1,056
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            14,862            131,332             16,540              1,802
  Administrative fees .........................             1,686             14,487              1,846                192
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            16,548            145,819             18,386              1,994
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............           (15,938)           (69,676)           (14,759)              (938)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (55,921)                --            (34,227)               636
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (55,921)                --            (34,227)               636
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           313,794                 --            309,797             38,480
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 241,935          $ (69,676)         $ 260,811          $  38,178
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                    ALLIANCEBERNSTEIN
                                                         PREMIER          GLOBAL GROWTH                          GROWTH-INCOME
                                                         GROWTH           FUND - CLASS 2      GROWTH FUND -      FUND - CLASS 2
                                                   PORTFOLIO - CLASS B        SHARES          CLASS 2 SHARES         SHARES
                                                   -------------------    --------------      --------------     --------------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $     6,968         $     3,792         $    42,220
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................             22,834              22,710              42,829              48,512
  Administrative fees .........................              2,496               2,469               4,632               5,193
  Equity protection fees ......................                 --                  --                  --                  --
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................             25,330              25,179              47,461              53,705
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............            (25,330)            (18,211)            (43,669)            (11,485)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (87,827)            (18,888)            (31,347)            (14,554)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (87,827)            (18,888)            (31,347)            (14,554)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................            435,624             537,229           1,011,606             995,887
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $   322,467         $   500,130         $   936,590         $   969,848
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                       DELAWARE       DREYFUS VIF       DREYFUS VIF
   EMERGING            VIP REIT       APPRECIATION       DEVELOPING         FRANKLIN SMALL     MUTUAL SHARES
    MARKETS            SERIES -       PORTFOLIO -    LEADERS PORTFOLIO -      CAP FUND -      SECURITIES FUND -
   PORTFOLIO        STANDARD CLASS   INITIAL SHARES   INITIAL SHARES        CLASS 2 SHARES     CLASS 2 SHARES
   ---------        --------------   --------------  -------------------    --------------    -----------------
   $      --          $  27,164         $  16,129          $     493          $      --          $   3,515
   ---------          ---------         ---------          ---------          ---------          ---------


       1,106             16,569            12,517             20,058              7,398              6,067
         122              1,886             1,386              2,300                797                674
          --                 --                --                 --                 --                 --
   ---------          ---------         ---------          ---------          ---------          ---------

       1,228             18,455            13,903             22,358              8,195              6,741
   ---------          ---------         ---------          ---------          ---------          ---------

      (1,228)             8,709             2,226            (21,865)            (8,195)            (3,226)
   ---------          ---------         ---------          ---------          ---------          ---------



          --              8,340                --                 --                 --                 --
       1,007             20,011           (10,849)             2,319            (31,468)               404
   ---------          ---------         ---------          ---------          ---------          ---------

       1,007             28,351           (10,849)             2,319            (31,468)               404
   ---------          ---------         ---------          ---------          ---------          ---------


      32,195            334,388           189,441            435,587            198,982            119,356
   ---------          ---------         ---------          ---------          ---------          ---------



   $  31,974          $ 371,448         $ 180,818          $ 416,041          $ 159,319          $ 116,534
   =========          =========         =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        TEMPLETON
                                                       DEVELOPING         TEMPLETON
                                                         MARKETS           FOREIGN          TEMPLETON
                                                       SECURITIES         SECURITIES          GROWTH
                                                     FUND - CLASS 2     FUND - CLASS 2   SECURITIES FUND -    APPRECIATION
                                                         SHARES             SHARES         CLASS 2 SHARES       PORTFOLIO
                                                     --------------     --------------   -----------------    ------------
INVESTMENT INCOME:
  Dividends ...................................         $      13          $   6,078          $   1,665         $  14,572
                                                        ---------          ---------          ---------         ---------

EXPENSES:
  Insurance charges ...........................               115              4,917              1,376            26,359
  Administrative fees .........................                12                539                152             2,874
  Equity protection fees ......................                --                 --                 --                --
                                                        ---------          ---------          ---------         ---------

    Total expenses ............................               127              5,456              1,528            29,233
                                                        ---------          ---------          ---------         ---------

      Net investment income (loss) ............              (114)               622                137           (14,661)
                                                        ---------          ---------          ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments                 9            (11,839)               264           (22,860)
                                                        ---------          ---------          ---------         ---------

      Realized gain (loss) ....................                 9            (11,839)               264           (22,860)
                                                        ---------          ---------          ---------         ---------

    Change in unrealized gain (loss)
      on investments ..........................             4,614            120,358             35,962           453,717
                                                        ---------          ---------          ---------         ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   4,509          $ 109,141          $  36,363         $ 416,196
                                                        =========          =========          =========         =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    DIVERSIFIED                                                                        SALOMON BROTHERS      SALOMON BROTHERS
     STRATEGIC          EQUITY INDEX          EQUITY INDEX                             VARIABLE EMERGING      VARIABLE GROWTH
       INCOME           PORTFOLIO -            PORTFOLIO -          FUNDAMENTAL           GROWTH FUND -       & INCOME FUND -
     PORTFOLIO         CLASS I SHARES       CLASS II SHARES       VALUE PORTFOLIO        CLASS I SHARES        CLASS I SHARES
   ------------        --------------       ---------------       ---------------      -----------------     ----------------
   $    106,215         $  3,857,470          $     34,693          $     21,178          $         --          $        626
   ------------         ------------          ------------          ------------          ------------          ------------


         17,700            3,620,874                38,235                43,942                 1,370                 1,077
          1,907              431,141                 4,184                 4,712                   140                   117
             --            4,638,305                    --                    --                    --                    --
   ------------         ------------          ------------          ------------          ------------          ------------

         19,607            8,690,320                42,419                48,654                 1,510                 1,194
   ------------         ------------          ------------          ------------          ------------          ------------

         86,608           (4,832,850)               (7,726)              (27,476)               (1,510)                 (568)
   ------------         ------------          ------------          ------------          ------------          ------------



             --                   --                    --                    --                    --                    --
          1,037           (3,343,980)              (28,118)              (13,202)                  279                   451
   ------------         ------------          ------------          ------------          ------------          ------------

          1,037           (3,343,980)              (28,118)              (13,202)                  279                   451
   ------------         ------------          ------------          ------------          ------------          ------------


         34,200           72,821,160               707,654             1,059,665                27,307                22,541
   ------------         ------------          ------------          ------------          ------------          ------------



   $    121,845         $ 64,644,330          $    671,810          $  1,018,987          $     26,076          $     22,424
   ============         ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         GLOBAL LIFE            GLOBAL            MID CAP
                                                       BALANCED            SCIENCES           TECHNOLOGY           GROWTH
                                                      PORTFOLIO -        PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                     SERVICE SHARES     SERVICE SHARES      SERVICE SHARES     SERVICE SHARES
                                                     --------------     --------------      --------------     --------------
INVESTMENT INCOME:
  Dividends ...................................         $  51,682          $      --          $      --          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            36,851              8,253              6,645              4,569
  Administrative fees .........................             4,231                903                744                482
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            41,082              9,156              7,389              5,051
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            10,600             (9,156)            (7,389)            (5,051)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (37,215)           (21,296)           (14,375)           (26,933)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (37,215)           (21,296)           (14,375)           (26,933)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           342,533            164,938            206,968            119,400
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 315,918          $ 134,486          $ 185,204          $  87,416
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    WORLDWIDE           LAZARD                                             MERRILL LYNCH       MERRILL LYNCH
     GROWTH           RETIREMENT                                         GLOBAL ALLOCATION       SMALL CAP
   PORTFOLIO -        SMALL CAP         GROWTH AND          MID-CAP          V.I. FUND -     VALUE V.I. FUND -
 SERVICE SHARES       PORTFOLIO      INCOME PORTFOLIO   VALUE PORTFOLIO      CLASS III           CLASS III
 --------------       ---------      ----------------   ---------------  -----------------   -----------------
   $   7,107          $      --          $   1,708         $     661         $      30           $       2
   ---------          ---------          ---------         ---------         ---------           ---------


      11,661                 28                922               357                 1                   2
       1,300                  3                 95                36                --                  --
          --                 --                 --                --                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------

      12,961                 31              1,017               393                 1                   2
   ---------          ---------          ---------         ---------         ---------           ---------

      (5,854)               (31)               691               268                29                  --
   ---------          ---------          ---------         ---------         ---------           ---------



          --                 --                 --             1,366                --                  --
     (78,737)                 2                 60                12                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------

     (78,737)                 2                 60             1,378                --                  --
   ---------          ---------          ---------         ---------         ---------           ---------


     257,772                810             20,714             9,966                46                  68
   ---------          ---------          ---------         ---------         ---------           ---------



   $ 173,181          $     781          $  21,465         $  11,612         $      75           $      68
   =========          =========          =========         =========         =========           =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                            PUTNAM VT          PUTNAM VT
                                                       REAL RETURN       TOTAL RETURN        DISCOVERY        INTERNATIONAL
                                                       PORTFOLIO -        PORTFOLIO -      GROWTH FUND -      EQUITY FUND -
                                                     ADMINISTRATIVE     ADMINISTRATIVE       CLASS IB           CLASS IB
                                                          CLASS              CLASS            SHARES             SHARES
                                                     --------------     --------------     -------------      -------------
INVESTMENT INCOME:
  Dividends ...................................         $     403          $ 407,349         $      --          $   3,123
                                                        ---------          ---------         ---------          ---------

EXPENSES:
  Insurance charges ...........................               666            192,183             3,390              5,522
  Administrative fees .........................                59             21,456               395                598
  Equity protection fees ......................                --                 --                --                 --
                                                        ---------          ---------         ---------          ---------

    Total expenses ............................               725            213,639             3,785              6,120
                                                        ---------          ---------         ---------          ---------

      Net investment income (loss) ............              (322)           193,710            (3,785)            (2,997)
                                                        ---------          ---------         ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             3,114            116,205                --                 --
    Realized gain (loss) on sale of investments                43             77,733              (667)            57,522
                                                        ---------          ---------         ---------          ---------

      Realized gain (loss) ....................             3,157            193,938              (667)            57,522
                                                        ---------          ---------         ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................              (399)            87,975            73,945             58,437
                                                        ---------          ---------         ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   2,436          $ 475,623         $  69,493          $ 112,962
                                                        =========          =========         =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                              SCUDDER
     PUTNAM VT                                                                                              VIT EAFE(R)
     SMALL CAP                                                                                             EQUITY INDEX
   VALUE FUND -                                                    LARGE CAP            SMALL CAP             FUND -
     CLASS IB             ALL CAP          INVESTORS FUND -      GROWTH FUND -        GROWTH FUND -          CLASS A
      SHARES           FUND - CLASS I          CLASS I              CLASS I              CLASS I              SHARES
   ------------        --------------      ----------------      -------------        -------------        ------------
   $     6,766          $    13,253          $    43,259          $       153          $        --          $    10,209
   -----------          -----------          -----------          -----------          -----------          -----------


        29,793               68,256               39,523                5,315               15,749                2,885
         3,342                7,417                4,361                  557                1,706                  339
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

        33,135               75,673               43,884                5,872               17,455                3,224
   -----------          -----------          -----------          -----------          -----------          -----------

       (26,369)             (62,420)                (625)              (5,719)             (17,455)               6,985
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
        17,965             (128,498)             (16,259)               3,999             (109,600)             (32,188)
   -----------          -----------          -----------          -----------          -----------          -----------

        17,965             (128,498)             (16,259)               3,999             (109,600)             (32,188)
   -----------          -----------          -----------          -----------          -----------          -----------


       938,514            1,746,647              812,790              117,806              550,749              100,260
   -----------          -----------          -----------          -----------          -----------          -----------



   $   930,110          $ 1,555,729          $   795,906          $   116,086          $   423,694          $    75,057
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         SCUDDER                             SMITH BARNEY         MULTIPLE
                                                        VIT SMALL                               PREMIER          DISCIPLINE
                                                        CAP INDEX                             SELECTIONS        PORTFOLIO -
                                                         FUND -          SMITH BARNEY          ALL CAP            ALL CAP
                                                         CLASS A          LARGE CAP             GROWTH           GROWTH AND
                                                         SHARES         CORE PORTFOLIO        PORTFOLIO            VALUE
                                                        ---------       --------------       ------------       -----------
INVESTMENT INCOME:
  Dividends ...................................         $   5,321          $     527          $      --          $   1,469
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             6,802              1,516              1,775             23,558
  Administrative fees .........................               798                163                186              2,457
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             7,600              1,679              1,961             26,015
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (2,279)            (1,152)            (1,961)           (24,546)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                140
    Realized gain (loss) on sale of investments           (62,982)            (1,503)            (1,029)            (1,486)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (62,982)            (1,503)            (1,029)            (1,346)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           254,881             25,265             39,087            485,539
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 189,620          $  22,610          $  36,097          $ 459,647
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    MULTIPLE
   DISCIPLINE             MULTIPLE             MULTIPLE
   PORTFOLIO -           DISCIPLINE           DISCIPLINE
     BALANCED           PORTFOLIO -           PORTFOLIO -
     ALL CAP             GLOBAL ALL           LARGE CAP           CONVERTIBLE          DISCIPLINED             EQUITY
   GROWTH AND            CAP GROWTH           GROWTH AND          SECURITIES             MID CAP               INCOME
      VALUE              AND VALUE              VALUE              PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO
   -----------          -----------          -----------          -----------        ---------------        -----------
   $     3,898          $       487          $     1,193          $    63,055          $     2,622          $    54,415
   -----------          -----------          -----------          -----------          -----------          -----------


         9,104                3,680                4,464               21,040               10,780               69,338
           948                  377                  462                2,392                1,217                7,772
            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

        10,052                4,057                4,926               23,432               11,997               77,110
   -----------          -----------          -----------          -----------          -----------          -----------

        (6,154)              (3,570)              (3,733)              39,623               (9,375)             (22,695)
   -----------          -----------          -----------          -----------          -----------          -----------



            21                1,060                2,293                   --                   --                   --
         2,278                3,139                2,237                 (478)                (897)             (21,189)
   -----------          -----------          -----------          -----------          -----------          -----------

         2,299                4,199                4,530                 (478)                (897)             (21,189)
   -----------          -----------          -----------          -----------          -----------          -----------


       130,298               64,162               78,971              307,682              243,082            1,421,003
   -----------          -----------          -----------          -----------          -----------          -----------



   $   126,443          $    64,791          $    79,768          $   346,827          $   232,810          $ 1,377,119
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        FEDERATED         FEDERATED                              LAZARD
                                                       HIGH YIELD           STOCK            LARGE CAP        INTERNATIONAL
                                                        PORTFOLIO         PORTFOLIO          PORTFOLIO       STOCK PORTFOLIO
                                                        ---------         ---------          ---------       ---------------
INVESTMENT INCOME:
  Dividends ...................................         $ 178,249         $   9,149          $   4,298          $   9,589
                                                        ---------         ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            24,840             7,057             13,024              4,266
  Administrative fees .........................             2,800               796              1,389                489
  Equity protection fees ......................                --                --                 --                 --
                                                        ---------         ---------          ---------          ---------

    Total expenses ............................            27,640             7,853             14,413              4,755
                                                        ---------         ---------          ---------          ---------

      Net investment income (loss) ............           150,609             1,296            (10,115)             4,834
                                                        ---------         ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                --                 --                 --
    Realized gain (loss) on sale of investments             3,395           (22,674)           (21,689)             6,356
                                                        ---------         ---------          ---------          ---------

      Realized gain (loss) ....................             3,395           (22,674)           (21,689)             6,356
                                                        ---------         ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           182,796           146,685            233,258             80,428
                                                        ---------         ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 336,800         $ 125,307          $ 201,454          $  91,618
                                                        =========         =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                            MFS                               TRAVELERS
 MERRILL LYNCH                             MID CAP           PIONEER           QUALITY         AIM CAPITAL
   LARGE CAP         MFS EMERGING          GROWTH              FUND              BOND          APPRECIATION
CORE PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------     ----------------      ---------          ---------         ---------        ------------
   $   3,765          $      --          $      --          $     212         $ 303,786         $      --
   ---------          ---------          ---------          ---------         ---------         ---------


       7,239              9,554             12,554                 15            81,727            11,935
         793              1,048              1,366                 --             9,312             1,271
          --                 --                 --                 --                --                --
   ---------          ---------          ---------          ---------         ---------         ---------

       8,032             10,602             13,920                 15            91,039            13,206
   ---------          ---------          ---------          ---------         ---------         ---------

      (4,267)           (10,602)           (13,920)               197           212,747           (13,206)
   ---------          ---------          ---------          ---------         ---------         ---------



          --                 --                 --                 --            14,448                --
     (49,574)           (77,718)           (48,803)                 1            10,442            (1,275)
   ---------          ---------          ---------          ---------         ---------         ---------

     (49,574)           (77,718)           (48,803)                 1            24,890            (1,275)
   ---------          ---------          ---------          ---------         ---------         ---------


     138,885            253,357            323,930                264            70,937           228,426
   ---------          ---------          ---------          ---------         ---------         ---------



   $  85,044          $ 165,037          $ 261,207          $     462         $ 308,574         $ 213,945
   =========          =========          =========          =========         =========         =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               PIONEER          SB ADJUSTABLE         SMITH BARNEY
                                                         MFS TOTAL            STRATEGIC           RATE INCOME          AGGRESSIVE
                                                           RETURN               INCOME           PORTFOLIO -             GROWTH
                                                         PORTFOLIO            PORTFOLIO         CLASS I SHARES          PORTFOLIO
                                                        -----------          -----------        --------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $   285,214          $    30,769          $        53          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................             148,388                4,426                   35               62,928
  Administrative fees .........................              16,350                  488                    3                6,799
  Equity protection fees ......................                  --                   --                   --                   --
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................             164,738                4,914                   38               69,727
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............             120,476               25,855                   15              (69,727)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments             (28,727)              (2,703)                  --             (150,672)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................             (28,727)              (2,703)                  --             (150,672)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................           1,503,999               29,945                  (28)           1,476,746
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 1,595,748          $    53,097          $       (13)         $ 1,256,347
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                     SMITH BARNEY                         SMITH BARNEY
 SMITH BARNEY       INTERNATIONAL       SMITH BARNEY          LARGE          SMITH BARNEY        SMITH BARNEY
  HIGH INCOME           ALL CAP           LARGE CAP       CAPITALIZATION       MID CAP           MONEY MARKET
   PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO    GROWTH PORTFOLIO   CORE PORTFOLIO        PORTFOLIO
 ------------      ----------------   ---------------    ----------------   --------------       ------------
   $ 137,234          $   1,731          $  18,407          $     495          $      --          $  20,422
   ---------          ---------          ---------          ---------          ---------          ---------


      17,872              2,347             15,107             30,314             23,430             42,283
       1,953                270              1,643              3,222              2,550              4,505
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

      19,825              2,617             16,750             33,536             25,980             46,788
   ---------          ---------          ---------          ---------          ---------          ---------

     117,409               (886)             1,657            (33,041)           (25,980)           (26,366)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
     (17,356)           (41,893)          (111,353)           (72,787)           (70,258)                --
   ---------          ---------          ---------          ---------          ---------          ---------

     (17,356)           (41,893)          (111,353)           (72,787)           (70,258)                --
   ---------          ---------          ---------          ---------          ---------          ---------


     181,787             86,082            339,646            885,342            500,941                 --
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 281,840          $  43,303          $ 229,950          $ 779,514          $ 404,703          $ (26,366)
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           TRAVELERS                             COMSTOCK
                                                        STRATEGIC           MANAGED           VAN KAMPEN        PORTFOLIO -
                                                          EQUITY             INCOME           ENTERPRISE         CLASS II
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO           SHARES
                                                        ---------          ---------          ----------        -----------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $  75,848          $     156          $   3,991
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................            32,304             21,766              1,289              6,980
  Administrative fees .........................             3,556              2,357                139                790
  Equity protection fees ......................                --                 --                 --                 --
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................            35,860             24,123              1,428              7,770
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............           (35,860)            51,725             (1,272)            (3,779)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments           (34,589)            (9,046)            (2,796)           (22,440)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (34,589)            (9,046)            (2,796)           (22,440)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           703,018             56,112             24,353            159,469
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 632,569          $  98,791          $  20,285          $ 133,250
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                   DYNAMIC
                                       SMITH BARNEY                                                CAPITAL
    EMERGING                            SMALL CAP                                                APPRECIATION
     GROWTH           ENTERPRISE          GROWTH          CONTRAFUND(R)      CONTRAFUND(R)       PORTFOLIO -
   PORTFOLIO -        PORTFOLIO -      OPPORTUNITIES       PORTFOLIO -        PORTFOLIO -          SERVICE
 CLASS I SHARES    CLASS II SHARES       PORTFOLIO        SERVICE CLASS     SERVICE CLASS 2        CLASS 2
 --------------    ---------------     -------------      -------------     ---------------      ------------
   $      --          $      27          $      --          $   1,592          $   6,043          $      --
   ---------          ---------          ---------          ---------          ---------          ---------


       7,160                160              3,748              7,598             27,598              2,398
         775                 17                417                816              3,106                265
          --                 --                 --                 --                 --                 --
   ---------          ---------          ---------          ---------          ---------          ---------

       7,935                177              4,165              8,414             30,704              2,663
   ---------          ---------          ---------          ---------          ---------          ---------

      (7,935)              (150)            (4,165)            (6,822)           (24,661)            (2,663)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
     (11,232)               (82)            (1,681)             3,314             (3,167)               387
   ---------          ---------          ---------          ---------          ---------          ---------

     (11,232)               (82)            (1,681)             3,314             (3,167)               387
   ---------          ---------          ---------          ---------          ---------          ---------


     136,237              3,027            104,399            143,287            535,033             39,836
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 117,070          $   2,795          $  98,553          $ 139,779          $ 507,205          $  37,560
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          MID CAP
                                                        PORTFOLIO -
                                                          SERVICE
                                                          CLASS 2               COMBINED
                                                        ------------          ------------
INVESTMENT INCOME:
  Dividends ...................................         $      2,432          $  5,996,381
                                                        ------------          ------------

EXPENSES:
  Insurance charges ...........................               14,803             5,350,874
  Administrative fees .........................                1,608               621,633
  Equity protection fees ......................                   --             4,638,305
                                                        ------------          ------------

    Total expenses ............................               16,411            10,610,812
                                                        ------------          ------------

      Net investment income (loss) ............              (13,979)           (4,614,431)
                                                        ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --               146,987
    Realized gain (loss) on sale of investments                1,911            (4,845,714)
                                                        ------------          ------------

      Realized gain (loss) ....................                1,911            (4,698,727)
                                                        ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................              382,006            97,849,656
                                                        ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $    369,938          $ 88,536,498
                                                        ============          ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     CAPITAL                                                AIM V.I. PREMIER
                                                   APPRECIATION                 MONEY MARKET                  EQUITY FUND -
                                                       FUND                      PORTFOLIO                      SERIES I
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (15,938)  $      1,151   $    (69,676)  $    (14,908)  $    (14,759)  $     (9,239)
  Realized gain (loss) ..................       (55,921)      (155,252)            --             --        (34,227)       (12,565)
  Change in unrealized gain (loss)
    on investments ......................       313,794       (221,505)            --             --        309,797       (309,252)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       241,935       (375,606)       (69,676)       (14,908)       260,811       (331,056)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       187,927        117,778      1,551,495      8,758,371         11,499        164,893
  Participant transfers from other
    funding options .....................        60,941        283,039      5,112,690     12,439,436        141,339        801,610
  Administrative charges ................          (390)          (371)        (3,111)        (2,387)          (339)          (295)
  Contract surrenders ...................       (49,914)      (159,607)      (978,508)      (223,726)       (79,249)       (15,862)
  Participant transfers to other
    funding options .....................      (116,321)      (246,171)   (10,148,447)   (20,263,172)      (131,069)       (46,730)
  Other payments to participants ........          (583)            --        251,316       (628,033)       (40,025)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        81,660         (5,332)    (4,214,565)        80,489        (97,844)       903,616
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       323,595       (380,938)    (4,284,241)        65,581        162,967        572,560


NET ASSETS:
    Beginning of year ...................     1,006,764      1,387,702     10,804,567     10,738,986      1,147,135        574,575
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,330,359   $  1,006,764   $  6,520,326   $ 10,804,567   $  1,310,102   $  1,147,135
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              ALLIANCEBERNSTEIN
                                                  GROWTH AND               ALLIANCEBERNSTEIN
                                                    INCOME                      PREMIER                  GLOBAL GROWTH
                                                 PORTFOLIO -               GROWTH PORTFOLIO -            FUND - CLASS 2
                                                    CLASS B                     CLASS B                      SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $      (938)  $      (106)  $   (25,330)  $   (23,616)  $   (18,211)  $    (8,004)
  Realized gain (loss) ..................          636            84       (87,827)      (49,720)      (18,888)       (5,421)
  Change in unrealized gain (loss)
    on investments ......................       38,480          (586)      435,624      (529,310)      537,229      (229,899)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       38,178          (608)      322,467      (602,646)      500,130      (243,324)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       44,061         3,536       177,190       192,399       284,434       280,741
  Participant transfers from other
    funding options .....................      115,376        40,240       181,735       545,390       129,722       237,178
  Administrative charges ................          (30)           --          (703)         (700)         (365)         (334)
  Contract surrenders ...................         (369)           --       (34,806)      (14,702)      (34,077)       (1,564)
  Participant transfers to other
    funding options .....................         (416)           --      (160,882)     (134,568)      (88,997)         (866)
  Other payments to participants ........           --            --       (15,619)       (7,853)     (113,475)       (7,151)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      158,622        43,776       146,915       579,966       177,242       508,004
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      196,800        43,168       469,382       (22,680)      677,372       264,680


NET ASSETS:
    Beginning of year ...................       43,168            --     1,497,044     1,519,724     1,415,428     1,150,748
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   239,968   $    43,168   $ 1,966,426   $ 1,497,044   $ 2,092,800   $ 1,415,428
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                            DELAWARE
     GROWTH FUND -                GROWTH-INCOME                 EMERGING                    VIP REIT
        CLASS 2                   FUND - CLASS 2                 MARKETS                    SERIES -
         SHARES                       SHARES                    PORTFOLIO                STANDARD CLASS
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (43,669)  $   (34,317)  $   (11,485)  $    (7,688)  $    (1,228)  $      (908)  $     8,709   $     2,036
    (31,347)      (59,851)      (14,554)      (19,202)        1,007       (23,367)       28,351         4,809

  1,011,606      (607,764)      995,887      (491,929)       32,195        24,488       334,388       (13,999)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    936,590      (701,932)      969,848      (518,819)       31,974           213       371,448        (7,154)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    443,043       819,065       602,886       690,002        18,469         4,024        86,706       230,957

    597,176       500,932     1,256,922       878,161        90,039       924,353       574,526       479,697
     (1,024)         (761)       (1,000)         (738)          (47)          (13)         (629)         (347)
    (43,880)      (20,328)      (42,715)      (17,777)       (1,665)     (153,823)      (43,376)      (15,272)

    (62,510)     (187,445)     (167,902)      (93,993)      (66,983)     (918,894)     (189,816)      (53,190)
    (79,458)           --      (171,432)           --        (1,814)           --        (4,425)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    853,347     1,111,463     1,476,759     1,455,655        37,999      (144,353)      422,986       641,845
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,789,937       409,531     2,446,607       936,836        69,973      (144,140)      794,434       634,691



  2,328,848     1,919,317     2,661,681     1,724,845        43,662       187,802       930,804       296,113
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 4,118,785   $ 2,328,848   $ 5,108,288   $ 2,661,681   $   113,635   $    43,662   $ 1,725,238   $   930,804
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 DREYFUS VIF                  DREYFUS VIF
                                                 APPRECIATION                  DEVELOPING               FRANKLIN SMALL
                                                 PORTFOLIO -              LEADERS PORTFOLIO -             CAP FUND -
                                                INITIAL SHARES               INITIAL SHARES             CLASS 2 SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $     2,226   $     1,881   $   (21,865)  $   (12,624)  $    (8,195)  $    (7,026)
  Realized gain (loss) ..................      (10,849)       (3,022)        2,319       (19,678)      (31,468)      (37,783)
  Change in unrealized gain (loss)
    on investments ......................      189,441       (81,348)      435,587      (133,933)      198,982      (159,735)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      180,818       (82,489)      416,041      (166,235)      159,319      (204,544)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       55,045        45,238        78,063       154,434       110,780       135,590
  Participant transfers from other
    funding options .....................      508,744       489,461       406,031       707,536        96,434       281,962
  Administrative charges ................         (244)         (107)         (495)         (283)         (292)         (275)
  Contract surrenders ...................      (10,978)       (1,322)      (24,256)      (32,289)       (9,797)       (2,081)
  Participant transfers to other
    funding options .....................     (146,807)      (16,495)     (192,224)      (90,043)      (72,427)     (159,551)
  Other payments to participants ........           --            --        (2,082)      (20,039)      (59,563)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      405,760       516,775       265,037       719,316        65,135       255,645
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      586,578       434,286       681,078       553,081       224,454        51,101


NET ASSETS:
    Beginning of year ...................      693,741       259,455     1,250,612       697,531       518,264       467,163
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,280,319   $   693,741   $ 1,931,690   $ 1,250,612   $   742,718   $   518,264
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    TEMPLETON                  TEMPLETON
                                    DEVELOPING                  FOREIGN
      MUTUAL SHARES                   MARKETS                 SECURITIES                TEMPLETON GROWTH
    SECURITIES FUND -           SECURITIES FUND -            FUND - CLASS 2            SECURITIES FUND -
      CLASS 2 SHARES              CLASS 2 SHARES                SHARES                   CLASS 2 SHARES
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$    (3,226)  $      (218)  $      (114)  $        --  $       622   $       254   $       137   $         6
        404            37             9            --      (11,839)       (2,217)          264          (520)

    119,356          (597)        4,614            --      120,358       (47,852)       35,962          (284)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    116,534          (778)        4,509            --      109,141       (49,815)       36,363          (798)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    264,837         2,000        14,079            --       58,600        64,063        58,217         2,000

    518,468       132,290        17,373            --      126,884       134,210       130,311        21,565
        (95)           --            --            --         (108)          (78)          (44)           --
     (6,145)         (270)           --            --       (9,338)       (4,526)         (104)           --

       (323)           --            --            --      (34,809)       (5,775)          (41)      (19,954)
         --            --            --            --           --            --            --            --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    776,742       134,020        31,452            --      141,229       187,894       188,339         3,611
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

    893,276       133,242        35,961            --      250,370       138,079       224,702         2,813



    133,242            --            --            --      266,317       128,238         2,813            --
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 1,026,518   $   133,242   $    35,961   $        --  $   516,687   $   266,317   $   227,515   $     2,813
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                  EQUITY
                                                  APPRECIATION             DIVERSIFIED STRATEGIC I           INDEX PORTFOLIO -
                                                    PORTFOLIO                  NCOME PORTFOLIO                CLASS I SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (14,661)  $      3,327   $     86,608   $     55,192   $ (4,832,850)  $ (1,694,279)
  Realized gain (loss) ..................       (22,860)       (34,201)         1,037         (9,581)    (3,343,980)    (1,404,097)
  Change in unrealized gain (loss)
    on investments ......................       453,717       (243,272)        34,200        (26,686)    72,821,160    (72,022,001)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       416,196       (274,146)       121,845         18,925     64,644,330    (75,120,377)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       387,389        330,312        792,253        141,867     25,160,940     57,065,714
  Participant transfers from other
    funding options .....................       486,352        810,079        413,977        324,099            598         50,000
  Administrative charges ................          (671)          (499)          (289)          (145)      (115,030)      (104,418)
  Contract surrenders ...................       (37,051)       (15,324)       (14,396)        (5,315)    (7,576,601)    (5,686,570)
  Participant transfers to other
    funding options .....................      (193,791)      (233,940)       (66,537)      (190,471)       (21,791)      (113,313)
  Other payments to participants ........       (18,221)            --        (22,018)            --     (3,958,787)    (2,840,455)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       624,007        890,628      1,102,990        270,035     13,489,329     48,370,958
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,040,203        616,482      1,224,835        288,960     78,133,659    (26,749,419)


NET ASSETS:
    Beginning of year ...................     1,475,376        858,894        669,825        380,865    256,174,212    282,923,631
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,515,579   $  1,475,376   $  1,894,660   $    669,825   $334,307,871   $256,174,212
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             SALOMON BROTHERS            SALOMON BROTHERS
            EQUITY                                           VARIABLE EMERGING           VARIABLE GROWTH
       INDEX PORTFOLIO -            FUNDAMENTAL                GROWTH FUND -              & INCOME FUND -
       CLASS II SHARES            VALUE PORTFOLIO             CLASS I SHARES              CLASS I SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (7,726)  $     9,546   $   (27,476)  $    (5,120)  $    (1,510)  $       (39)  $      (568)  $        (1)
    (28,118)     (102,813)      (13,202)      (37,562)          279           468           451            46

    707,654      (430,830)    1,059,665      (611,437)       27,307        (1,892)       22,541          (364)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    671,810      (524,097)    1,018,987      (654,119)       26,076        (1,463)       22,424          (319)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    700,157       615,912       329,115     1,375,868       130,131         6,731        53,284         7,851

    842,710     1,028,278       451,787     1,317,121        52,393        10,991       170,396         1,070
       (833)         (583)       (1,337)       (1,063)          (32)           --           (25)           --
    (79,846)      (44,905)      (64,624)      (33,427)           --            --            --            --

   (175,740)     (614,160)     (129,287)     (641,119)           --            --        (9,650)           --
    (52,454)      (31,483)      (64,696)           --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,233,994       953,059       520,958     2,017,380       182,492        17,722       214,005         8,921
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,905,804       428,962     1,539,945     1,363,261       208,568        16,259       236,429         8,602



  2,016,367     1,587,405     2,628,947     1,265,686        16,259            --         8,602            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 3,922,171   $ 2,016,367   $ 4,168,892   $ 2,628,947   $   224,827   $    16,259   $   245,031   $     8,602
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              GLOBAL LIFE                   GLOBAL
                                                    BALANCED                    SCIENCES                   TECHNOLOGY
                                                  PORTFOLIO -                 PORTFOLIO -                 PORTFOLIO -
                                                 SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    10,600   $    18,552   $    (9,156)  $    (8,482)  $    (7,389)  $    (6,600)
  Realized gain (loss) ..................      (37,215)      (32,697)      (21,296)      (38,811)      (14,375)      (60,569)
  Change in unrealized gain (loss)
    on investments ......................      342,533      (210,095)      164,938      (156,542)      206,968      (176,354)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      315,918      (224,240)      134,486      (203,835)      185,204      (243,523)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      205,257       231,419        27,197        55,216        33,097        60,732
  Participant transfers from other
    funding options .....................      304,049     1,091,886       212,272       361,983        43,664       248,205
  Administrative charges ................         (927)         (677)         (158)         (149)         (192)         (135)
  Contract surrenders ...................     (130,951)      (59,613)      (30,962)       (8,951)      (19,463)       (7,907)
  Participant transfers to other
    funding options .....................     (533,714)     (330,174)     (126,370)     (111,924)      (63,647)      (95,077)
  Other payments to participants ........          353            --         9,904       (29,630)           --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (155,933)      932,841        91,883       266,545        (6,541)      205,818
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      159,985       708,601       226,369        62,710       178,663       (37,705)


NET ASSETS:
    Beginning of year ...................    2,800,404     2,091,803       537,849       475,139       414,397       452,102
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 2,960,389   $ 2,800,404   $   764,218   $   537,849   $   593,060   $   414,397
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                LAZARD
         MID CAP                     WORLDWIDE                RETIREMENT
    GROWTH PORTFOLIO -           GROWTH PORTFOLIO -            SMALL CAP                  GROWTH AND
      SERVICE SHARES               SERVICE SHARES              PORTFOLIO               INCOME PORTFOLIO
-------------------------   -------------------------   -------------------------  ------------------------
    2003          2002          2003          2002          2003          2002         2003         2002
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------
$    (5,051)  $    (4,075)  $    (5,854)  $    (7,851)  $       (31)  $        --  $       691   $       --
    (26,933)       (5,676)      (78,737)     (145,606)            2            --           60           --

    119,400       (80,439)      257,772      (135,235)          810            --       20,714           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


     87,416       (90,190)      173,181      (288,692)          781            --       21,465           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


         --        12,783       154,072       129,626         3,288            --        9,119           --

    177,619        83,741       125,477       614,289        11,131            --      286,147           --
       (145)         (103)         (404)         (351)           (1)           --           (1)          --
     (2,606)       (1,991)      (31,689)      (12,811)           --            --       (1,228)          --

    (67,946)      (24,795)     (242,282)     (491,230)           --            --           --           --
         --            --        (2,496)      (18,195)           --            --           --           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------


    106,922        69,635         2,678       221,328        14,418            --      294,037           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------

    194,338       (20,555)      175,859       (67,364)       15,199            --      315,502           --



    266,877       287,432       836,621       903,985            --            --           --           --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   ----------
$   461,215   $   266,877   $ 1,012,480   $   836,621   $    15,199   $        --  $   315,502   $       --
===========   ===========   ===========   ===========   ===========   ===========  ===========   ==========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     MERRILL LYNCH          MERRILL LYNCH
                                                                   GLOBAL ALLOCATION          SMALL CAP
                                                   MID-CAP            V.I. FUND -            VALUE V.I.
                                               VALUE PORTFOLIO         CLASS III          FUND - CLASS III
                                           ---------------------  --------------------  -------------------
                                             2003        2002       2003       2002       2003      2002
                                           ---------   ---------  ---------  ---------  ---------  --------
OPERATIONS:
  Net investment income (loss) ..........  $     268   $      --  $      29  $      --  $      --  $     --
  Realized gain (loss) ..................      1,378          --         --         --         --        --
  Change in unrealized gain (loss)
    on investments ......................      9,966          --         46         --         68        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets
      resulting from operations .........     11,612          --         75         --         68        --
                                           ---------   ---------  ---------  ---------  ---------  --------

UNIT TRANSACTIONS:
  Participant purchase payments .........     84,936          --      1,000         --      1,000        --
  Participant transfers from other
    funding options .....................     55,176          --         --         --         --        --
  Administrative charges ................         (3)         --         --         --         --        --
  Contract surrenders ...................         --          --         --         --         --        --
  Participant transfers to other
    funding options .....................         --          --         --         --         --        --
  Other payments to participants ........         --          --         --         --         --        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    140,109          --      1,000         --      1,000        --
                                           ---------   ---------  ---------  ---------  ---------  --------

    Net increase (decrease) in net assets    151,721          --      1,075         --      1,068        --


NET ASSETS:
    Beginning of year ...................         --          --         --         --         --        --
                                           ---------   ---------  ---------  ---------  ---------  --------
    End of year .........................  $ 151,721   $      --  $   1,075  $      --  $   1,068  $     --
                                           =========   =========  =========  =========  =========  ========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    PUTNAM VT                    PUTNAM VT
       REAL RETURN                  TOTAL RETURN                    DISCOVERY                  INTERNATIONAL
        PORTFOLIO -                 PORTFOLIO -                   GROWTH FUND -                EQUITY FUND -
      ADMINISTRATIVE               ADMINISTRATIVE                   CLASS IB                      CLASS IB
          CLASS                        CLASS                         SHARES                        SHARES
---------------------------   --------------------------   ---------------------------   ----------------------------
    2003           2002          2003           2002           2003           2002           2003           2002
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$       (322)  $         --  $    193,710   $    175,921   $     (3,785)  $     (2,566)  $     (2,997)  $     (2,691)
       3,157             --       193,938        141,264           (667)       (10,672)        57,522        (21,761)

        (399)            --        87,975        207,879         73,945        (50,869)        58,437         (5,201)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


       2,436             --       475,623        525,064         69,493        (64,107)       112,962        (29,653)
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


      44,709             --     2,783,454      3,064,572           (729)        27,328        129,354         55,194

     125,693             --     4,028,936      8,217,044         27,358        222,547      2,202,098      4,036,301
         (23)            --        (3,436)        (1,806)          (100)           (45)          (199)          (126)
        (123)            --      (410,641)      (203,414)       (35,307)        (4,651)       (19,695)        (9,606)

         (26)            --    (3,905,018)    (2,169,040)            --        (37,956)    (2,208,120)    (4,059,946)
          --             --       (25,891)       (10,756)            --             --             --             --
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


     170,230             --     2,467,404      8,896,600         (8,778)       207,223        103,438         21,817
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

     172,666             --     2,943,027      9,421,664         60,715        143,116        216,400         (7,836)



          --             --    11,749,032      2,327,368        232,428         89,312        283,528        291,364
------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------
$    172,666   $         --  $ 14,692,059   $ 11,749,032   $    293,143   $    232,428   $    499,928   $    283,528
============   ============  ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   PUTNAM VT
                                                    SMALL CAP
                                                  VALUE FUND -                  ALL CAP                    INVESTORS
                                                 CLASS IB SHARES             FUND - CLASS I             FUND - CLASS I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (26,369)  $   (15,607)  $   (62,420)  $   (39,531)  $      (625)  $     2,504
  Realized gain (loss) ..................       17,965       (10,664)     (128,498)     (192,654)      (16,259)     (109,347)
  Change in unrealized gain (loss)
    on investments ......................      938,514      (262,260)    1,746,647    (1,062,773)      812,790      (432,251)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      930,110      (288,531)    1,555,729    (1,294,958)      795,906      (539,094)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      281,203       473,688       327,712     1,001,405       136,918       545,085
  Participant transfers from other
    funding options .....................      697,636     1,184,097       668,777     2,481,736       409,871     1,806,684
  Administrative charges ................         (674)         (309)       (2,032)       (1,484)         (829)         (606)
  Contract surrenders ...................      (37,565)      (19,222)     (481,978)      (89,205)     (208,748)     (182,043)
  Participant transfers to other
    funding options .....................     (257,006)     (249,201)     (279,555)     (505,199)      (85,334)     (430,012)
  Other payments to participants ........       (2,023)      (11,923)        8,046       (66,575)      (14,405)      (31,518)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      681,571     1,377,130       240,970     2,820,678       237,473     1,707,590
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets    1,611,681     1,088,599     1,796,699     1,525,720     1,033,379     1,168,496


NET ASSETS:
    Beginning of year ...................    1,565,296       476,697     4,246,879     2,721,159     2,474,890     1,306,394
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 3,176,977   $ 1,565,296   $ 6,043,578   $ 4,246,879   $ 3,508,269   $ 2,474,890
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 SCUDDER
                                                               VIT EAFE(R)                 SCUDDER VIT
        LARGE CAP                   SMALL CAP                 EQUITY INDEX                  SMALL CAP
      GROWTH FUND -                GROWTH FUND -             FUND - CLASS A               INDEX FUND -
         CLASS I                     CLASS I                     SHARES                  CLASS A SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (5,719)  $       (16)  $   (17,455)  $   (16,034)  $     6,985   $       301   $    (2,279)  $    (3,862)
      3,999            (2)     (109,600)      (60,718)      (32,188)       (4,835)      (62,982)       (3,684)

    117,806          (631)      550,749      (399,170)      100,260       (31,044)      254,881      (134,213)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    116,086          (649)      423,694      (475,922)       75,057       (35,578)      189,620      (141,759)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    536,556         2,326       112,193       123,424        40,986        22,870        32,649        67,152

    192,229        15,662       268,649       960,650       162,062            --       151,434            --
        (27)           --          (199)         (187)          (67)          (71)         (165)         (150)
     (2,850)           --      (275,738)       (8,655)      (12,521)       (2,561)      (44,518)       (5,067)

    (18,493)           --      (124,552)     (218,822)      (93,398)       (2,999)     (208,253)       (6,110)
         --            --         6,060       (28,796)           --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    707,415        17,988       (13,587)      827,614        97,062        17,239       (68,853)       55,825
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    823,501        17,339       410,107       351,692       172,119       (18,339)      120,767       (85,934)



     17,339            --     1,068,655       716,963       139,559       157,898       553,166       639,100
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   840,840   $    17,339   $ 1,478,762   $ 1,068,655   $   311,678   $   139,559   $   673,933   $   553,166
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          MULTIPLE
                                                                              SMITH BARNEY                DISCIPLINE
                                                                                PREMIER                  PORTFOLIO -
                                                  SMITH BARNEY                 SELECTIONS                  ALL CAP
                                                   LARGE CAP                     ALL CAP                 GROWTH AND
                                                 CORE PORTFOLIO             GROWTH PORTFOLIO                VALUE
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (1,152)  $      (712)  $    (1,961)  $      (956)  $   (24,546)  $    (1,815)
  Realized gain (loss) ..................       (1,503)         (791)       (1,029)       (1,933)       (1,346)           25
  Change in unrealized gain (loss)
    on investments ......................       25,265       (25,393)       39,087       (16,943)      485,539       (15,234)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       22,610       (26,896)       36,097       (19,832)      459,647       (17,024)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       19,211        52,771        (1,451)           --       938,298       147,758
  Participant transfers from other
    funding options .....................        4,256        48,004        34,772       106,196     1,154,744       659,230
  Administrative charges ................          (32)          (24)          (68)          (10)         (614)           --
  Contract surrenders ...................       (4,783)       (3,042)           --            --       (28,405)       (2,951)
  Participant transfers to other
    funding options .....................       (5,854)           --       (32,632)      (18,794)      (48,617)           --
  Other payments to participants ........           --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       12,798        97,709           621        87,392     2,015,406       804,037
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       35,408        70,813        36,718        67,560     2,475,053       787,013


NET ASSETS:
    Beginning of year ...................       98,783        27,970       104,741        37,181       787,013            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   134,191   $    98,783   $   141,459   $   104,741   $ 3,262,066   $   787,013
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        MULTIPLE
       DISCIPLINE                   MULTIPLE                   MULTIPLE
       PORTFOLIO -                 DISCIPLINE                 DISCIPLINE
        BALANCED                   PORTFOLIO -                PORTFOLIO -
         ALL CAP                   GLOBAL ALL                  LARGE CAP                   CONVERTIBLE
       GROWTH AND                  CAP GROWTH                 GROWTH AND                    SECURITIES
          VALUE                     AND VALUE                    VALUE                      PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (6,154)  $      (146)  $    (3,570)  $      (205)  $    (3,733)  $      (320)  $    39,623   $    62,866
      2,299            --         4,199            (1)        4,530           (21)         (478)      (56,157)

    130,298        (1,139)       64,162        (3,652)       78,971        (6,898)      307,682       (95,830)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    126,443        (1,285)       64,791        (3,858)       79,768        (7,239)      346,827       (89,121)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    487,894         1,550        72,572       161,882        (1,291)        1,000        87,956       137,408

    850,373        76,766        27,121        17,706       278,968       165,793     1,007,721       460,977
       (270)           --           (41)           --           (69)           --          (318)         (220)
     (2,481)           --            --            --       (20,553)       (1,723)     (137,530)     (324,546)

    (26,217)           --       (20,868)           --       (12,111)           --       (95,032)     (124,133)
         --            --            --            --            --            --        (2,265)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,309,299        78,316        78,784       179,588       244,944       165,070       860,532       149,486
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,435,742        77,031       143,575       175,730       324,712       157,831     1,207,359        60,365



     77,031            --       175,730            --       157,831            --     1,079,642     1,019,277
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,512,773   $    77,031   $   319,305   $   175,730   $   482,543   $   157,831   $ 2,287,001   $ 1,079,642
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   DISCIPLINED
                                                     MID CAP                 EQUITY INCOME               FEDERATED HIGH
                                                 STOCK PORTFOLIO               PORTFOLIO                 YIELD PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (9,375)  $    (4,660)  $   (22,695)  $    (4,375)  $   150,609   $   123,505
  Realized gain (loss) ..................         (897)      (35,699)      (21,189)      (66,218)        3,395        (7,805)
  Change in unrealized gain (loss)
    on investments ......................      243,082       (82,447)    1,421,003      (460,755)      182,796       (94,704)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      232,810      (122,806)    1,377,119      (531,348)      336,800        20,996
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       82,047       112,572       828,503       432,470       278,061       361,464
  Participant transfers from other
    funding options .....................      221,766       529,214     1,145,280     2,089,912     1,301,222       397,611
  Administrative charges ................         (271)         (244)       (1,658)       (1,220)         (311)          (70)
  Contract surrenders ...................      (15,442)      (20,900)     (138,150)      (58,802)      (48,349)       (3,070)
  Participant transfers to other
    funding options .....................     (230,933)     (205,188)     (672,101)     (563,155)     (168,596)      (50,868)
  Other payments to participants ........           --            --        12,834       (57,102)       (4,454)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       57,167       415,454     1,174,708     1,842,103     1,357,573       705,067
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      289,977       292,648     2,551,827     1,310,755     1,694,373       726,063


NET ASSETS:
    Beginning of year ...................      724,805       432,157     4,256,545     2,945,790     1,068,435       342,372
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,014,782   $   724,805   $ 6,808,372   $ 4,256,545   $ 2,762,808   $ 1,068,435
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 LAZARD                   MERRILL LYNCH
       FEDERATED                   LARGE CAP                  INTERNATIONAL                 LARGE CAP
    STOCK PORTFOLIO                PORTFOLIO                 STOCK PORTFOLIO              CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$     1,296   $     6,181   $   (10,115)  $    (5,441)  $     4,834   $     1,765   $    (4,267)  $    (3,149)
    (22,674)      (45,279)      (21,689)      (39,752)        6,356       (51,788)      (49,574)       (8,491)

    146,685       (86,529)      233,258      (119,553)       80,428        40,906       138,885      (115,843)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    125,307      (125,627)      201,454      (164,746)       91,618        (9,117)       85,044      (127,483)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     52,544       146,626       169,389       104,394        21,163         9,183       170,093        38,688

    153,160       214,751       283,619       355,854       500,542     1,213,868       125,676       210,151
       (172)         (130)         (385)         (320)         (157)          (59)         (173)         (156)
    (16,813)     (330,524)      (19,800)       (7,306)      (11,457)     (132,611)       (2,443)       (2,983)

    (76,173)     (121,618)      (77,845)      (99,824)     (206,893)   (1,077,345)     (240,117)      (13,162)
         --       (36,729)        7,926       (31,402)       (2,078)           --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    112,546      (127,624)      362,904       321,396       301,120        13,036        53,036       232,538
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    237,853      (253,251)      564,358       156,650       392,738         3,919       138,080       105,055



    468,455       721,706       647,589       490,939       211,196       207,277       465,416       360,361
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   706,308   $   468,455   $ 1,211,947   $   647,589   $   603,934   $   211,196   $   603,496   $   465,416
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  MFS EMERGING                MFS MID CAP                PIONEER FUND
                                                GROWTH PORTFOLIO            GROWTH PORTFOLIO              PORTFOLIO
                                           -------------------------   -------------------------   ----------------------
                                               2003          2002          2003          2002          2003       2002
                                           -----------   -----------   -----------   -----------   -----------  ---------
OPERATIONS:
  Net investment income (loss) ..........  $   (10,602)  $    (9,405)  $   (13,920)  $    (9,615)  $       197  $      --
  Realized gain (loss) ..................      (77,718)      (78,833)      (48,803)     (118,373)            1         --
  Change in unrealized gain (loss)
    on investments ......................      253,357      (180,636)      323,930      (307,114)          264         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets
      resulting from operations .........      165,037      (268,874)      261,207      (435,102)          462         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........       47,187       106,367       196,728        42,316        15,700         --
  Participant transfers from other
    funding options .....................       74,282       289,718       308,625       584,003            --         --
  Administrative charges ................         (342)         (257)         (390)         (258)           --         --
  Contract surrenders ...................       (6,468)       (8,025)      (28,770)      (18,591)           --         --
  Participant transfers to other
    funding options .....................     (117,196)      (96,210)      (78,607)     (264,398)           --         --
  Other payments to participants ........           --            --        10,158       (25,987)           --         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (2,537)      291,593       407,744       317,085        15,700         --
                                           -----------   -----------   -----------   -----------   -----------  ---------

    Net increase (decrease) in net assets      162,500        22,719       668,951      (118,017)       16,162         --


NET ASSETS:
    Beginning of year ...................      640,223       617,504       662,508       780,525            --         --
                                           -----------   -----------   -----------   -----------   -----------  ---------
    End of year .........................  $   802,723   $   640,223   $ 1,331,459   $   662,508   $    16,162  $      --
                                           ===========   ===========   ===========   ===========   ===========  =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          TRAVELERS                   AIM CAPITAL
        QUALITY BOND                 APPRECIATION                    MFS TOTAL                PIONEER STRATEGIC
          PORTFOLIO                    PORTFOLIO                 RETURN PORTFOLIO              INCOME PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    212,747   $    291,750   $    (13,206)  $     (7,142)  $    120,476   $    409,656   $     25,855   $     65,144
      24,890         68,012         (1,275)        (3,628)       (28,727)       266,569         (2,703)        (9,462)

      70,937       (149,900)       228,426       (124,348)     1,503,999     (1,167,930)        29,945        (42,262)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     308,574        209,862        213,945       (135,118)     1,595,748       (491,705)        53,097         13,420
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     674,890      1,403,065        230,077        304,155      1,874,698      1,206,040             --        (17,339)

   1,307,615      3,680,150        188,889        271,224      2,528,855      3,836,498         25,493         96,891
      (1,805)        (1,043)          (189)           (91)        (3,306)        (2,202)           (25)           (40)
    (286,195)      (150,752)       (19,125)        (6,533)      (352,459)      (135,636)        (1,197)      (355,045)

    (973,220)    (2,752,195)        (1,331)       (15,294)      (614,019)      (762,512)       (24,418)       (19,870)
       1,405        (52,382)            --             --          7,017        (65,596)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     722,690      2,126,843        398,321        553,461      3,440,786      4,076,592           (147)      (295,403)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,031,264      2,336,705        612,266        418,343      5,036,534      3,584,887         52,950       (281,983)



   5,307,263      2,970,558        625,730        207,387      8,525,428      4,940,541        307,035        589,018
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,338,527   $  5,307,263   $  1,237,996   $    625,730   $ 13,561,962   $  8,525,428   $    359,985   $    307,035
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 SB ADJUSTABLE
                                                  RATE INCOME                SMITH BARNEY              SMITH BARNEY
                                                   PORTFOLIO -                AGGRESSIVE                HIGH INCOME
                                                 CLASS I SHARES            GROWTH PORTFOLIO              PORTFOLIO
                                           -------------------------  -------------------------   -------------------------
                                               2003          2002         2003          2002          2003          2002
                                           -----------   -----------  -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $        15   $        --  $   (69,727)  $   (60,429)  $   117,409   $   157,543
  Realized gain (loss) ..................           --            --     (150,672)     (201,674)      (17,356)       (4,867)
  Change in unrealized gain (loss)
    on investments ......................          (28)           --    1,476,746    (1,372,229)      181,787      (176,607)
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (13)           --    1,256,347    (1,634,332)      281,840       (23,931)
                                           -----------   -----------  -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       14,558            --      407,978       894,959       761,882       202,258
  Participant transfers from other
    funding options .....................        1,318            --      567,530     1,693,449       584,885       226,547
  Administrative charges ................           --            --       (1,896)       (1,591)         (248)         (122)
  Contract surrenders ...................          (49)           --     (350,228)      (40,358)      (48,690)       (6,025)
  Participant transfers to other
    funding options .....................           --            --     (211,163)     (638,153)     (257,151)      (77,324)
  Other payments to participants ........           --            --      (32,142)       (7,059)      (11,143)           --
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       15,827            --      380,079     1,901,247     1,029,535       345,334
                                           -----------   -----------  -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       15,814            --    1,636,426       266,915     1,311,375       321,403


NET ASSETS:
    Beginning of year ...................           --            --    3,931,553     3,664,638       675,159       353,756
                                           -----------   -----------  -----------   -----------   -----------   -----------
    End of year .........................  $    15,814   $        --  $ 5,567,979   $ 3,931,553   $ 1,986,534   $   675,159
                                           ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       SMITH BARNEY                                            SMITH BARNEY
      INTERNATIONAL                SMITH BARNEY                    LARGE                  SMITH BARNEY
      ALL CAP GROWTH                LARGE CAP                 CAPITALIZATION                 MID CAP
        PORTFOLIO                VALUE PORTFOLIO             GROWTH PORTFOLIO            CORE PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$      (886)  $      (881)  $     1,657   $    36,886   $   (33,041)  $   (19,294)  $   (25,980)  $   (23,779)
    (41,893)      (61,751)     (111,353)      (32,756)      (72,787)      (44,423)      (70,258)      (36,804)

     86,082        (9,088)      339,646      (391,170)      885,342      (472,529)      500,941      (347,936)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     43,303       (71,720)      229,950      (387,040)      779,514      (536,246)      404,703      (408,519)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,549           616           964       139,248       281,386       393,041       175,888       618,083

     70,868       188,181        25,388       589,703       277,281       972,511       120,621       761,105
        (58)         (121)         (475)         (501)         (739)         (600)         (605)         (580)
     (4,346)       (5,504)     (182,631)      (16,347)     (227,133)      (28,067)     (240,590)      (38,289)

   (135,680)     (138,578)      (52,469)     (124,772)     (150,802)     (176,636)      (89,088)     (219,680)
         --            --            --            --            --       (13,822)      (29,875)           --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    (67,667)       44,594      (209,223)      587,331       179,993     1,146,427       (63,649)    1,120,639
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (24,364)      (27,126)       20,727       200,291       959,507       610,181       341,054       712,120



    212,379       239,505     1,185,278       984,987     1,775,618     1,165,437     1,695,651       983,531
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   188,015   $   212,379   $ 1,206,005   $ 1,185,278   $ 2,735,125   $ 1,775,618   $ 2,036,705   $ 1,695,651
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                TRAVELERS
                                                   SMITH BARNEY                   STRATEGIC                      MANAGED
                                                   MONEY MARKET                    EQUITY                         INCOME
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $   (26,366)   $    (9,255)   $   (35,860)   $   (13,272)   $    51,725    $   134,836
  Realized gain (loss) ..................            --             --        (34,589)       (58,613)        (9,046)         8,532
  Change in unrealized gain (loss)
    on investments ......................            --             --        703,018       (646,418)        56,112       (113,053)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (26,366)        (9,255)       632,569       (718,303)        98,791         30,315
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       187,085      1,584,700        641,275        498,805        245,204        116,102
  Participant transfers from other
    funding options .....................     1,070,655      2,779,957        210,859        523,829        363,075        984,226
  Administrative charges ................          (869)          (710)          (767)          (657)          (473)          (335)
  Contract surrenders ...................       (81,799)        (7,377)       (41,380)       (36,133)       (23,543)        (9,506)
  Participant transfers to other
    funding options .....................    (2,655,898)    (1,707,192)      (115,556)      (105,302)      (208,433)       (59,791)
  Other payments to participants ........      (112,570)      (154,992)        (2,725)       (21,626)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,593,396)     2,494,386        691,706        858,916        375,830      1,030,696
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,619,762)     2,485,131      1,324,275        140,613        474,621      1,061,011


NET ASSETS:
    Beginning of year ...................     4,183,415      1,698,284      1,739,408      1,598,795      1,415,956        354,945
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,563,653    $ 4,183,415    $ 3,063,683    $ 1,739,408    $ 1,890,577    $ 1,415,956
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                 COMSTOCK
      VAN KAMPEN                PORTFOLIO -            EMERGING GROWTH
      ENTERPRISE                 CLASS II                 PORTFOLIO -         ENTERPRISE PORTFOLIO -
       PORTFOLIO                  SHARES                CLASS I SHARES           CLASS II SHARES
----------------------    ----------------------    ----------------------    ----------------------
   2003         2002         2003         2002         2003         2002         2003         2002
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$  (1,272)   $    (528)   $  (3,779)   $  (4,689)   $  (7,935)   $  (6,272)   $    (150)   $    (161)
   (2,796)        (582)     (22,440)     (17,682)     (11,232)     (19,190)         (82)      (5,277)

   24,353      (29,144)     159,469      (76,356)     136,237     (186,949)       3,027         (479)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   20,285      (30,254)     133,250      (98,727)     117,070     (212,411)       2,795       (5,917)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


    9,435       13,567       60,386      138,822          353      109,102          (97)       2,100

    1,899       24,174      144,600      339,616       22,842      103,188       14,929       36,283
      (55)         (51)        (288)        (158)        (350)        (359)         (18)          (4)
     (734)        (553)     (28,802)     (20,522)      (6,001)      (2,022)      (1,643)         (52)

       --          (57)    (105,620)    (120,222)     (14,276)     (53,657)        (720)     (24,789)
       --           --           --      (10,950)          --           --           --           --
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   10,545       37,080       70,276      326,586        2,568      156,252       12,451       13,538
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

   30,830        6,826      203,526      227,859      119,638      (56,159)      15,246        7,621



   82,436       75,610      463,375      235,516      468,683      524,842        9,432        1,811
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$ 113,266    $  82,436    $ 666,901    $ 463,375    $ 588,321    $ 468,683    $  24,678    $   9,432
=========    =========    =========    =========    =========    =========    =========    =========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   SMITH BARNEY
                                                    SMALL CAP
                                                      GROWTH                   CONTRAFUND(R)                   CONTRAFUND(R)
                                                  OPPORTUNITIES                 PORTFOLIO -                     PORTFOLIO -
                                                    PORTFOLIO                  SERVICE CLASS                  SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2003           2002           2003           2002           2003           2002
                                            -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........   $    (4,165)   $    (2,240)   $    (6,822)   $    (2,790)   $   (24,661)   $   (13,640)
  Realized gain (loss) ..................        (1,681)        (2,316)         3,314         (4,153)        (3,167)       (26,321)
  Change in unrealized gain (loss)
    on investments ......................       104,399        (52,989)       143,287        (27,508)       535,033       (139,981)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        98,553        (57,545)       139,779        (34,451)       507,205       (179,942)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        21,000        105,803        142,295         79,862        220,208        280,325
  Participant transfers from other
    funding options .....................        35,328        163,910        167,240        240,925        399,655        845,981
  Administrative charges ................          (111)           (57)          (178)          (113)          (974)          (513)
  Contract surrenders ...................        (4,097)        (3,829)        (9,348)          (223)       (73,351)       (28,822)
  Participant transfers to other
    funding options .....................       (11,796)        (7,054)        (5,200)       (54,179)      (385,988)      (340,989)
  Other payments to participants ........            --             --           (549)            --          8,029        (33,207)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        40,324        258,773        294,260        266,272        167,579        722,775
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       138,877        201,228        434,039        231,821        674,784        542,833


NET ASSETS:
    Beginning of year ...................       206,598          5,370        391,579        159,758      1,769,963      1,227,130
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   345,475    $   206,598    $   825,618    $   391,579    $ 2,444,747    $ 1,769,963
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

            DYNAMIC
            CAPITAL                           MID CAP
          APPRECIATION                      PORTFOLIO -
      PORTFOLIO - SERVICE                     SERVICE
            CLASS 2                           CLASS 2                          COMBINED
------------------------------    ------------------------------    ------------------------------
     2003             2002             2003             2002             2003             2002
-------------    -------------    -------------    -------------    -------------    -------------
$      (2,663)   $        (763)   $     (13,979)   $      (4,610)   $  (4,614,431)   $    (575,149)
          387                8            1,911           (5,016)      (4,698,727)      (3,230,350)

       39,836           (1,999)         382,006          (63,101)      97,849,656      (86,232,925)
-------------    -------------    -------------    -------------    -------------    -------------


       37,560           (2,754)         369,938          (72,727)      88,536,498      (90,038,424)
-------------    -------------    -------------    -------------    -------------    -------------


      122,487           56,288          166,972           77,584       46,249,648       87,145,801

        5,841           15,037          400,935          600,831       38,641,930       70,157,493
          (58)              (6)            (295)             (97)        (155,768)        (132,515)
       (1,147)              --          (32,553)          (6,053)     (13,386,763)      (8,877,109)

         (403)              --         (201,408)         (90,076)     (28,714,915)     (42,885,352)
           --               --           (2,066)              --       (4,526,286)      (4,243,261)
-------------    -------------    -------------    -------------    -------------    -------------


      126,720           71,319          331,585          582,189       38,107,846      101,165,057
-------------    -------------    -------------    -------------    -------------    -------------

      164,280           68,565          701,523          509,462      126,644,344       11,126,633



      102,039           33,474          811,603          302,141      362,432,122      351,305,489
-------------    -------------    -------------    -------------    -------------    -------------
$     266,319    $     102,039    $   1,513,126    $     811,603    $ 489,076,466    $ 362,432,122
=============    =============    =============    =============    =============    =============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD III includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc.,  Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investment VIT Funds (Formerly Deutsche Asset Management VIT
       Funds), Massachusetts business trust
         Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
         Scudder VIT Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio

     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $79,918,730 and $46,207,141 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $522,893,544 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $10,155,105. Gross unrealized depreciation for all investments at December 31, 2003 was $43,804,575.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)
-     Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following deathe benefit (Dth Ben) designations; Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                                  Optional Features
     Separate Account Charge (1)    Dth                                                     ----------------------------     Total
      (as identified in Note 4)     Ben   Product                        M&E       ADM      E.S.P.      GMWB      PP (2)     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S    Portfolio Architect XTRA      1.25%     0.15%                                      1.40%
                                     S    Vintage XTRA                  1.25%     0.15%                                      1.40%
                                     S    Index Annuity                 1.25%     0.15%                                      1.40%

Separate Account Charge 1.55%        S    Vintage XTRA (Series II)      1.40%     0.15%                                      1.55%

Separate Account Charge 1.60% (A)    S    Portfolio Architect XTRA      1.25%     0.15%      0.20%                           1.60%
                                     S    Vintage XTRA                  1.25%     0.15%      0.20%                           1.60%
Separate Account Charge 1.60% (B)    E    Index Annuity                 1.45%     0.15%                                      1.60%
                                     E    Portfolio Architect XTRA      1.45%     0.15%                                      1.60%
                                     E    Vintage XTRA                  1.45%     0.15%                                      1.60%

Separate Account Charge 1.65%        SU   Vintage XTRA (Series II)      1.50%     0.15%                                      1.65%

Separate Account Charge 1.70%        S    Vintage XTRA (Series II)      1.40%     0.15%      0.15%                           1.70%

Separate Account Charge 1.80% (A)    S    Portfolio Architect XTRA      1.25%     0.15%                0.40%                 1.80%
                                     S    Vintage XTRA                  1.25%     0.15%                0.40%                 1.80%
                                     E    Portfolio Architect XTRA      1.45%     0.15%      0.20%                           1.80%
Separate Account Charge 1.80% (B)    E    Vintage XTRA                  1.45%     0.15%      0.20%                           1.80%
                                     SU   Vintage XTRA (Series II)      1.50%     0.15%      0.15%                           1.80%

Separate Account Charge 1.85%        R    Vintage XTRA (Series II)      1.70%     0.15%                                      1.85%

Separate Account Charge 1.95%        S    Vintage XTRA (Series II)      1.40%     0.15%                0.40%                 1.95%

Separate Account Charge 2.00% (A)    S    Portfolio Architect XTRA      1.25%     0.15%      0.20%     0.40%                 2.00%
                                     S    Vintage XTRA                  1.25%     0.15%      0.20%     0.40%                 2.00%
Separate Account Charge 2.00% (B)    E    Portfolio Architect XTRA      1.45%     0.15%                0.40%                 2.00%
                                     E    Vintage XTRA                  1.45%     0.15%                0.40%                 2.00%
                                     R    Vintage XTRA (Series II)      1.70%     0.15%      0.15%                           2.00%

Separate Account Charge 2.05%        SU   Vintage XTRA (Series II)      1.50%     0.15%                0.40%                 2.05%

Separate Account Charge 2.10%        S    Vintage XTRA (Series II)      1.40%     0.15%      0.15%     0.40%                 2.10%

Separate Account Charge 2.20% (A)    S    Index Annuity                 1.25%     0.15%                           0.80%      2.20%
Separate Account Charge 2.20% (B)    E    Portfolio Architect XTRA      1.45%     0.15%      0.20%     0.40%                 2.20%
                                     E    Vintage XTRA                  1.45%     0.15%      0.20%     0.40%                 2.20%
                                     SU   Vintage XTRA (Series II)      1.50%     0.15%      0.15%     0.40%                 2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                                  Optional Features
     Separate Account Charge (1)    Dth                                                     ----------------------------     Total
      (as identified in Note 4)     Ben   Product                        M&E       ADM      E.S.P.      GMWB      PP (2)     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25% (A)    S    Index Annuity                 1.25%     0.15%                           0.85%      2.25%
Separate Account Charge 2.25% (B)    R    Vintage XTRA (Series II)      1.70%     0.15%                0.40%                 2.25%

Separate Account Charge 2.35%        S    Index Annuity                 1.25%     0.15%                           0.95%      2.35%
                                          Protected Equity Portfolio    1.25%     0.15%                           0.95%      2.35%

Separate Account Charge 2.40% (A)    S    Index Annuity                 1.25%     0.15%                           1.00%      2.40%
Separate Account Charge 2.40% (C)    E    Index Annuity                 1.45%     0.15%                           0.80%      2.40%
Separate Account Charge 2.40% (B)    R    Vintage XTRA (Series II)      1.70%     0.15%      0.15%     0.40%                 2.40%

Separate Account Charge 2.45%        E    Index Annuity                 1.45%     0.15%                           0.85%      2.45%

Separate Account Charge 2.50%        S    Index Annuity                 1.25%     0.15%                           1.10%      2.50%

Separate Account Charge 2.55% (A)    E    Index Annuity                 1.45%     0.15%                           0.95%      2.55%
Separate Account Charge 2.55% (B)    S    Index Annuity                 1.25%     0.15%                           1.15%      2.55%

Separate Account Charge 2.60%        E    Index Annuity                 1.45%     0.15%                           1.00%      2.60%

Separate Account Charge 2.70%        E    Index Annuity                 1.45%     0.15%                           1.10%      2.70%


Separate Account Charge 2.75% (A)    E    Index Annuity                 1.45%     0.15%                           1.15%      2.75%
Separate Account Charge 2.75% (B)    S    Index Annuity                 1.25%     0.15%                           1.35%      2.75%

Separate Account Charge 2.85%        S    Index Annuity                 1.25%     0.15%                           1.45%      2.85%

Separate Account Charge 2.90%        S    Index Annuity                 1.25%     0.15%                           1.50%      2.90%

Separate Account Charge 2.95%        E    Index Annuity                 1.45%     0.15%                           1.35%      2.95%

Separate Account Charge 3.05% (A)    E    Index Annuity                 1.45%     0.15%                           1.45%      3.05%
Separate Account Charge 3.05% (B)    S    Index Annuity                 1.25%     0.15%                           1.65%      3.05%

Separate Account Charge 3.10%        E    Index Annuity                 1.45%     0.15%                           1.50%      3.10%

Separate Account Charge 3.20%        S    Index Annuity                 1.25%     0.15%                           1.80%      3.20%

Separate Account Charge 3.25%        E    Index Annuity                 1.45%     0.15%                           1.65%      3.25%

Separate Account Charge 3.30%        S    Index Annuity                 1.25%     0.15%                           1.90%      3.30%

Separate Account Charge 3.40% (A)    S    Index Annuity                 1.25%     0.15%                           2.00%      3.40%
Separate Account Charge 3.40% (B)    E    Index Annuity                 1.45%     0.15%                           1.80%      3.40%

Separate Account Charge 3.50% (A)    E    Index Annuity                 1.45%     0.15%                           1.90%      3.50%
                                          Protected Equity Portfolio    1.25%     0.15%                           2.10%      3.50%

Separate Account Charge 3.60%        E    Index Annuity                 1.45%     0.15%                           2.00%      3.60%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
(2)   The Travelers  Index Annuity and the Travelers  Protected  Equity  Portfolio  products  offer an optional  feature,  Principal
      Protection  Guarantee,  for an annual  insurance  charge of up to 2.00% and 2.50 %,  respectively.  If this is selected in the
      Travelers Index Annuity  Product,  and money is withdrawn prior to the maturity date, there is no refund of the charge and The
      Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.
      Separate Account Charges displaying an "(A)," "(B)," or "(C)" are distinct charges with distinct annuity unit values.
------------------------------------------------------------------------------------------------------------------------------------

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                           Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA          $40 for contract values less than $100,000
Vintage XTRA                      $40 for contract values less than $100,000
Vintage XTRA (Series II)          $40 for contract values less than $100,000
Index Annuity (Std DB)            $30 for contract values less than $50,000
Protected Equity Portfolio        $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn prior to the specified time periods listed below. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge assessed if withdrawals are taken within the same specified time periods listed below. These charges are assessed through the redemption of units.

--------------------------------------------------------------------------------------------------------
Product                           Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
--------------------------------------------------------------------------------------------------------
Portfolio Architect XTRA          Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                      Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)          Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)            Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio        Up to 9% decreasing to 0% in years 11 and later
--------------------------------------------------------------------------------------------------------

Withdrawal/surrender charges assessed were $628,416 and $443,484 for the years ended December 31, 2003 and December 31, 2002 respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Charges 1.40% .................................          1,688,768      $  0.492        $     831,391
    Separate Account Charges 1.55% .................................                  -         1.147                    -
    Separate Account Charges 1.60% (B) .............................            989,979         0.489              483,820
    Separate Account Charges 1.65% .................................                  -         1.147                    -
    Separate Account Charges 1.80% (A) .............................             12,749         1.188               15,148
    Separate Account Charges 1.80% (B) .............................                  -         0.486                    -
    Separate Account Charges 1.95% .................................                  -         1.145                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.186                    -
    Separate Account Charges 2.05% .................................                  -         1.145                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.183                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.144                    -

Money Market Portfolio
    Separate Account Charges 1.40% .................................          2,696,830         1.150            3,102,206
    Separate Account Charges 1.55% .................................                  -         0.997                    -
    Separate Account Charges 1.60% (B) .............................          3,004,837         1.136            3,413,890
    Separate Account Charges 1.65% .................................                  -         0.996                    -
    Separate Account Charges 1.80% (A) .............................                  -         0.989                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.130                    -
    Separate Account Charges 1.95% .................................                  -         0.995                    -
    Separate Account Charges 2.00% (B) .............................              4,283         0.987                4,230
    Separate Account Charges 2.05% .................................                  -         0.995                    -
    Separate Account Charges 2.20% (B) .............................                  -         0.985                    -
    Separate Account Charges 2.25% (B) .............................                  -         0.994                    -

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% .................................            895,510         0.751              672,235
    Separate Account Charges 1.55% .................................                  -         1.114                    -
    Separate Account Charges 1.60% (B) .............................            854,282         0.747              637,867
    Separate Account Charges 1.65% .................................                  -         1.114                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.183                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.743                    -
    Separate Account Charges 1.95% .................................                  -         1.112                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.181                    -
    Separate Account Charges 2.05% .................................                  -         1.112                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.178                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.111                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% .................................             72,029         1.027               73,982
    Separate Account Charges 1.55% .................................                  -         1.122                    -
    Separate Account Charges 1.60% (B) .............................            128,187         1.024              131,225
    Separate Account Charges 1.65% .................................                  -         1.122                    -
    Separate Account Charges 1.80% (A) .............................              2,224         1.247                2,772
    Separate Account Charges 1.80% (B) .............................                636         1.020                  649
    Separate Account Charges 1.95% .................................                  -         1.120                    -
    Separate Account Charges 2.00% (B) .............................              4,025         1.244                5,008
    Separate Account Charges 2.05% .................................                  -         1.120                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.242                    -
    Separate Account Charges 2.25% (B) .............................             23,528         1.119               26,332

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% .................................          1,190,268      $  0.625        $     743,993
    Separate Account Charges 1.55% .................................                  -         1.095                    -
    Separate Account Charges 1.60% (B) .............................          1,877,463         0.620            1,163,780
    Separate Account Charges 1.65% .................................                  -         1.095                    -
    Separate Account Charges 1.80% (A) .............................             25,474         1.148               29,254
    Separate Account Charges 1.80% (B) .............................                  -         0.616                    -
    Separate Account Charges 1.95% .................................              2,838         1.093                3,103
    Separate Account Charges 2.00% (B) .............................                  -         1.146                    -
    Separate Account Charges 2.05% .................................                  -         1.093                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.144                    -
    Separate Account Charges 2.25% (B) .............................             24,077         1.092               26,296

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            734,396         0.989              726,063
    Separate Account Charges 1.55% .................................             24,552         1.190               29,214
    Separate Account Charges 1.60% (B) .............................          1,255,508         0.980            1,230,996
    Separate Account Charges 1.65% .................................             11,198         1.189               13,319
    Separate Account Charges 1.80% (A) .............................              1,726         1.308                2,257
    Separate Account Charges 1.80% (B) .............................                  -         0.975                    -
    Separate Account Charges 1.95% .................................             25,686         1.188               30,515
    Separate Account Charges 2.00% (B) .............................             14,702         1.305               19,191
    Separate Account Charges 2.05% .................................             12,571         1.188               14,929
    Separate Account Charges 2.20% (B) .............................                  -         1.303                    -
    Separate Account Charges 2.25% (B) .............................             22,177         1.187               26,316
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................          1,423,815         0.989            1,408,257
    Separate Account Charges 1.55% .................................                  -         1.151                    -
    Separate Account Charges 1.60% (B) .............................          2,688,587         0.981            2,637,150
    Separate Account Charges 1.65% .................................                  -         1.151                    -
    Separate Account Charges 1.80% (A) .............................             13,149         1.291               16,973
    Separate Account Charges 1.80% (B) .............................                  -         0.975                    -
    Separate Account Charges 1.95% .................................             14,313         1.150               16,453
    Separate Account Charges 2.00% (B) .............................             28,788         1.288               37,084
    Separate Account Charges 2.05% .................................              2,496         1.149                2,868
    Separate Account Charges 2.20% (B) .............................                  -         1.285                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.148                    -
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................          1,322,363         1.167            1,543,762
    Separate Account Charges 1.55% .................................             51,496         1.149               59,169
    Separate Account Charges 1.60% (B) .............................          2,790,027         1.158            3,230,171
    Separate Account Charges 1.65% .................................             24,831         1.149               28,520
    Separate Account Charges 1.80% (A) .............................             13,722         1.263               17,336
    Separate Account Charges 1.80% (B) .............................              9,264         1.151               10,666
    Separate Account Charges 1.95% .................................             54,395         1.147               62,403
    Separate Account Charges 2.00% (B) .............................             34,172         1.261               43,082
    Separate Account Charges 2.05% .................................             98,693         1.147              113,179
    Separate Account Charges 2.20% (B) .............................                  -         1.258                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.40% .................................             70,125      $  0.819        $      57,444
    Separate Account Charges 1.55% .................................                  -         1.226                    -
    Separate Account Charges 1.60% (B) .............................             69,100         0.813               56,191
    Separate Account Charges 1.65% .................................                  -         1.225                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.378                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.809                    -
    Separate Account Charges 1.95% .................................                  -         1.224                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.375                    -
    Separate Account Charges 2.05% .................................                  -         1.223                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.373                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.222                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% .................................            586,611         1.714            1,005,416
    Separate Account Charges 1.55% .................................                  -         1.145                    -
    Separate Account Charges 1.60% (B) .............................            421,285         1.701              716,786
    Separate Account Charges 1.65% .................................                  -         1.145                    -
    Separate Account Charges 1.80% (A) .............................              2,294         1.323                3,036
    Separate Account Charges 1.80% (B) .............................                  -         1.692                    -
    Separate Account Charges 1.95% .................................                  -         1.144                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.321                    -
    Separate Account Charges 2.05% .................................                  -         1.143                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.318                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.142                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................            659,588         0.857              565,289
    Separate Account Charges 1.55% .................................                  -         1.114                    -
    Separate Account Charges 1.60% (B) .............................            833,711         0.851              709,303
    Separate Account Charges 1.65% .................................                  -         1.114                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.156                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.846                    -
    Separate Account Charges 1.95% .................................                  -         1.113                    -
    Separate Account Charges 2.00% (B) .............................              4,966         1.153                5,727
    Separate Account Charges 2.05% .................................                  -         1.112                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.151                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.111                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% .................................          1,336,406         0.989            1,321,927
    Separate Account Charges 1.55% .................................                  -         1.151                    -
    Separate Account Charges 1.60% (B) .............................            595,633         0.982              584,877
    Separate Account Charges 1.65% .................................                  -         1.150                    -
    Separate Account Charges 1.80% (A) .............................              9,051         1.263               11,431
    Separate Account Charges 1.80% (B) .............................                  -         0.977                    -
    Separate Account Charges 1.95% .................................                  -         1.149                    -
    Separate Account Charges 2.00% (B) .............................             10,676         1.260               13,455
    Separate Account Charges 2.05% .................................                  -         1.148                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.258        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.147                    -

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            318,777         0.768              244,691
    Separate Account Charges 1.55% .................................             39,634         1.195               47,357
    Separate Account Charges 1.60% (B) .............................            522,983         0.761              398,137
    Separate Account Charges 1.65% .................................              8,288         1.194                9,899
    Separate Account Charges 1.80% (A) .............................              3,766         1.306                4,918
    Separate Account Charges 1.80% (B) .............................                  -         0.757                    -
    Separate Account Charges 1.95% .................................             30,431         1.193               36,305
    Separate Account Charges 2.00% (B) .............................                  -         1.303                    -
    Separate Account Charges 2.05% .................................              1,183         1.193                1,411
    Separate Account Charges 2.20% (B) .............................                  -         1.300                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.192                    -
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            457,584         1.043              477,048
    Separate Account Charges 1.55% .................................             32,295         1.120               36,156
    Separate Account Charges 1.60% (B) .............................            435,419         1.039              452,428
    Separate Account Charges 1.65% .................................              2,394         1.119                2,680
    Separate Account Charges 1.80% (A) .............................              8,845         1.222               10,810
    Separate Account Charges 1.80% (B) .............................                  -         1.036                    -
    Separate Account Charges 1.95% .................................                  -         1.118                    -
    Separate Account Charges 2.00% (B) .............................              8,525         1.220               10,397
    Separate Account Charges 2.05% .................................             33,111         1.117               36,999
    Separate Account Charges 2.20% (B) .............................                  -         1.217                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.117                    -
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................              1,000         1.448                1,448
    Separate Account Charges 1.55% .................................              4,046         1.265                5,120
    Separate Account Charges 1.60% (B) .............................             14,072         1.446               20,346
    Separate Account Charges 1.65% .................................              7,153         1.265                9,047
    Separate Account Charges 1.80% (A) .............................                  -         1.444                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.444                    -
    Separate Account Charges 1.95% .................................                  -         1.263                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.442                    -
    Separate Account Charges 2.05% .................................                  -         1.263                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.440                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.262                    -
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            249,365         0.926              230,915
    Separate Account Charges 1.55% .................................                  -         1.178                    -
    Separate Account Charges 1.60% (B) .............................            271,043         0.918              248,914
    Separate Account Charges 1.65% .................................                  -         1.177                    -
    Separate Account Charges 1.80% (A) .............................              2,149         1.284                2,760
    Separate Account Charges 1.80% (B) .............................                  -         0.913                    -
    Separate Account Charges 1.95% .................................              8,015         1.176                9,426
    Separate Account Charges 2.00% (B) .............................             19,255         1.281               24,672
    Separate Account Charges 2.05% .................................                  -         1.176                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.279        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.175                    -
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% .................................            107,706         1.032              111,108
    Separate Account Charges 1.55% .................................                  -         1.164                    -
    Separate Account Charges 1.60% (B) .............................            107,889         1.028              110,925
    Separate Account Charges 1.65% .................................                  -         1.163                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.267                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.025                    -
    Separate Account Charges 1.95% .................................                  -         1.162                    -
    Separate Account Charges 2.00% (B) .............................              4,335         1.265                5,482
    Separate Account Charges 2.05% .................................                  -         1.161                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.262                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.160                    -

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% .................................            881,907         0.970              855,052
    Separate Account Charges 1.55% .................................                  -         1.122                    -
    Separate Account Charges 1.60% (B) .............................          1,597,967         0.962            1,536,506
    Separate Account Charges 1.65% .................................             11,777         1.121               13,206
    Separate Account Charges 1.80% (A) .............................              2,822         1.195                3,373
    Separate Account Charges 1.80% (B) .............................                  -         0.956                    -
    Separate Account Charges 1.95% .................................              8,063         1.120                9,030
    Separate Account Charges 2.00% (B) .............................             56,139         1.193               66,957
    Separate Account Charges 2.05% .................................             28,096         1.120               31,455
    Separate Account Charges 2.20% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.119                    -
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% .................................            593,401         1.174              696,404
    Separate Account Charges 1.55% .................................                  -         1.059                    -
    Separate Account Charges 1.60% (B) .............................            842,149         1.164              980,176
    Separate Account Charges 1.65% .................................              7,260         1.059                7,689
    Separate Account Charges 1.80% (A) .............................              3,253         1.109                3,607
    Separate Account Charges 1.80% (B) .............................                  -         1.157                    -
    Separate Account Charges 1.95% .................................             31,831         1.058               33,671
    Separate Account Charges 2.00% (B) .............................            132,433         1.106              146,521
    Separate Account Charges 2.05% .................................             21,719         1.057               22,966
    Separate Account Charges 2.20% (B) .............................              3,284         1.104                3,626
    Separate Account Charges 2.25% (B) .............................                  -         1.057                    -
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................          4,746,835         1.190            5,650,410
    Separate Account Charges 1.55% .................................                  -         1.133                    -
    Separate Account Charges 1.60% (B) .............................            821,797         1.175              965,969
    Separate Account Charges 1.65% .................................                  -         1.133                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.216                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.137                    -
    Separate Account Charges 1.95% .................................                  -         1.131                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.214                    -
    Separate Account Charges 2.05% .................................                  -         1.131                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class I Shares (continued)
    Separate Account Charges 2.20% (B) .............................                  -      $  1.211        $           -
    Separate Account Charges 2.25% (B) .............................                  -         1.130                    -
    Separate Account Charges 2.35% .................................          8,117,884         1.124            9,121,105
    Separate Account Charges 2.40% (A) .............................            588,847         1.019              599,759
    Separate Account Charges 2.50% .................................            197,233         1.111              219,055
    Separate Account Charges 2.55% (B) .............................            717,972         0.745              534,916
    Separate Account Charges 2.60% .................................            230,167         1.008              231,945
    Separate Account Charges 2.70% .................................              9,617         1.097               10,547
    Separate Account Charges 2.75% (A) .............................            162,647         0.740              120,350
    Separate Account Charges 2.75% (B) .............................          2,426,355         1.097            2,661,762
    Separate Account Charges 2.85% .................................          2,462,314         0.913            2,249,242
    Separate Account Charges 2.90% .................................         71,347,925         1.083           77,270,090
    Separate Account Charges 2.95% .................................            173,008         1.084              187,542
    Separate Account Charges 3.05% (A) .............................             13,073         0.903               11,809
    Separate Account Charges 3.05% (B) .............................        110,478,635         0.851           94,008,276
    Separate Account Charges 3.10% .................................          3,750,491         1.069            4,010,880
    Separate Account Charges 3.20% .................................        135,823,467         0.776          105,369,788
    Separate Account Charges 3.25% .................................         10,068,181         0.846            8,522,174
    Separate Account Charges 3.40% (A) .............................             13,551         0.980               13,282
    Separate Account Charges 3.40% (B) .............................          2,073,764         0.769            1,595,003
    Separate Account Charges 3.50% (B) .............................         16,235,248         1.282           20,811,854
    Separate Account Charges 3.60% .................................            146,716         0.969              142,113
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................          1,945,736         0.792            1,541,653
    Separate Account Charges 1.55% .................................                  -         1.132                    -
    Separate Account Charges 1.60% (B) .............................          2,943,217         0.786            2,312,811
    Separate Account Charges 1.65% .................................              2,383         1.132                2,696
    Separate Account Charges 1.80% (A) .............................              1,426         1.213                1,730
    Separate Account Charges 1.80% (B) .............................                  -         0.781                    -
    Separate Account Charges 1.95% .................................              9,822         1.130               11,101
    Separate Account Charges 2.00% (B) .............................                  -         1.211                    -
    Separate Account Charges 2.05% .................................             46,184         1.130               52,180
    Separate Account Charges 2.20% (B) .............................                  -         1.208                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.129                    -
  Fundamental Value Portfolio
    Separate Account Charges 1.40% .................................            856,122         1.234            1,056,572
    Separate Account Charges 1.55% .................................            112,291         1.171              131,494
    Separate Account Charges 1.60% (B) .............................          2,305,379         1.224            2,822,001
    Separate Account Charges 1.65% .................................                  -         1.171                    -
    Separate Account Charges 1.80% (A) .............................             30,308         1.315               39,858
    Separate Account Charges 1.80% (B) .............................                  -         1.217                    -
    Separate Account Charges 1.95% .................................             61,068         1.169               71,400
    Separate Account Charges 2.00% (B) .............................             34,716         1.312               45,560
    Separate Account Charges 2.05% .................................              1,718         1.169                2,007
    Separate Account Charges 2.20% (B) .............................                  -         1.310                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.168                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.40% .................................             75,567      $  1.047        $      79,099
    Separate Account Charges 1.55% .................................                  -         1.147                    -
    Separate Account Charges 1.60% (B) .............................             49,048         1.043               51,170
    Separate Account Charges 1.65% .................................                  -         1.147                    -
    Separate Account Charges 1.80% (A) .............................             64,282         1.306               83,980
    Separate Account Charges 1.80% (B) .............................                  -         1.040                    -
    Separate Account Charges 1.95% .................................                  -         1.146                    -
    Separate Account Charges 2.00% (B) .............................              8,114         1.304               10,578
    Separate Account Charges 2.05% .................................                  -         1.145                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.301                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.144                    -
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% .................................             51,399         1.027               52,787
    Separate Account Charges 1.55% .................................                  -         1.127                    -
    Separate Account Charges 1.60% (B) .............................            187,815         1.024              192,244
    Separate Account Charges 1.65% .................................                  -         1.127                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.237                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.020                    -
    Separate Account Charges 1.95% .................................                  -         1.126                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.234                    -
    Separate Account Charges 2.05% .................................                  -         1.125                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.231                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.124                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% .................................          2,255,765         0.941            2,121,737
    Separate Account Charges 1.55% .................................                  -         1.079                    -
    Separate Account Charges 1.60% (B) .............................            898,191         0.934              838,652
    Separate Account Charges 1.65% .................................                  -         1.078                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.111                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.929                    -
    Separate Account Charges 1.95% .................................                  -         1.077                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.108                    -
    Separate Account Charges 2.05% .................................                  -         1.077                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.106                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.076                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            486,503         0.805              391,659
    Separate Account Charges 1.55% .................................                  -         1.119                    -
    Separate Account Charges 1.60% (B) .............................            466,183         0.799              372,559
    Separate Account Charges 1.65% .................................                  -         1.119                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.225                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.795                    -
    Separate Account Charges 1.95% .................................                  -         1.117                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.05% .................................                  -         1.117                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.220                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.116                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            922,256      $  0.349        $     322,022
    Separate Account Charges 1.55% .................................                  -         1.202                    -
    Separate Account Charges 1.60% (B) .............................            781,983         0.347              271,038
    Separate Account Charges 1.65% .................................                  -         1.201                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.359                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.345                    -
    Separate Account Charges 1.95% .................................                  -         1.200                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.356                    -
    Separate Account Charges 2.05% .................................                  -         1.199                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.353                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.198                    -
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            140,217         0.378               53,011
    Separate Account Charges 1.55% .................................                  -         1.144                    -
    Separate Account Charges 1.60% (B) .............................          1,087,735         0.375              408,204
    Separate Account Charges 1.65% .................................                  -         1.144                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.301                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.373                    -
    Separate Account Charges 1.95% .................................                  -         1.142                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.298                    -
    Separate Account Charges 2.05% .................................                  -         1.142                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.296                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.141                    -
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% .................................            915,110         0.544              497,859
    Separate Account Charges 1.55% .................................                  -         1.144                    -
    Separate Account Charges 1.60% (B) .............................            932,806         0.540              503,785
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.190                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.537                    -
    Separate Account Charges 1.95% .................................                  -         1.142                    -
    Separate Account Charges 2.00% (B) .............................              9,123         1.188               10,836
    Separate Account Charges 2.05% .................................                  -         1.142                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.185                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.141                    -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% .................................              1,000         1.336                1,336
    Separate Account Charges 1.55% .................................                  -         1.175                    -
    Separate Account Charges 1.60% (B) .............................             10,392         1.334               13,863
    Separate Account Charges 1.65% .................................                  -         1.175                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.332                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.332                    -
    Separate Account Charges 1.95% .................................                  -         1.174                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.330                    -
    Separate Account Charges 2.05% .................................                  -         1.173                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.329                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.172                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% .................................             17,546      $  1.244        $      21,834
    Separate Account Charges 1.55% .................................                  -         1.143                    -
    Separate Account Charges 1.60% (B) .............................            223,423         1.243              277,664
    Separate Account Charges 1.65% .................................                  -         1.142                    -
    Separate Account Charges 1.80% (A) .............................              4,252         1.241                5,278
    Separate Account Charges 1.80% (B) .............................                  -         1.241                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................              8,654         1.239               10,726
    Separate Account Charges 2.05% .................................                  -         1.140                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.238                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% .................................              5,686         1.260                7,163
    Separate Account Charges 1.55% .................................             50,862         1.158               58,907
    Separate Account Charges 1.60% (B) .............................             38,024         1.258               47,832
    Separate Account Charges 1.65% .................................              5,067         1.158                5,866
    Separate Account Charges 1.80% (A) .............................                  -         1.256                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.256                    -
    Separate Account Charges 1.95% .................................             27,632         1.156               31,953
    Separate Account Charges 2.00% (B) .............................                  -         1.255                    -
    Separate Account Charges 2.05% .................................                  -         1.156                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.253                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.155                    -

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% .................................              1,000         1.074                1,075
    Separate Account Charges 1.55% .................................                  -         1.074                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.074                    -
    Separate Account Charges 1.65% .................................                  -         1.074                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.074                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.074                    -
    Separate Account Charges 1.95% .................................                  -         1.074                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.074                    -
    Separate Account Charges 2.05% .................................                  -         1.074                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.073                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.073                    -
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.40% .................................              1,000         1.068                1,068
    Separate Account Charges 1.55% .................................                  -         1.067                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.067                    -
    Separate Account Charges 1.65% .................................                  -         1.067                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.067                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.067                    -
    Separate Account Charges 1.95% .................................                  -         1.067                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.067                    -
    Separate Account Charges 2.05% .................................                  -         1.067                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.067                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.067                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................             29,952      $  1.048        $      31,387
    Separate Account Charges 1.55% .................................                  -         1.048                    -
    Separate Account Charges 1.60% (B) .............................             76,882         1.046               80,455
    Separate Account Charges 1.65% .................................              7,307         1.048                7,655
    Separate Account Charges 1.80% (A) .............................             21,273         1.045               22,232
    Separate Account Charges 1.80% (B) .............................                  -         1.045                    -
    Separate Account Charges 1.95% .................................              1,830         1.046                1,914
    Separate Account Charges 2.00% (B) .............................                  -         1.044                    -
    Separate Account Charges 2.05% .................................                  -         1.046                    -
    Separate Account Charges 2.20% (B) .............................             27,845         1.042               29,023
    Separate Account Charges 2.25% (B) .............................                  -         1.045                    -
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% .................................          6,603,100         1.173            7,745,325
    Separate Account Charges 1.55% .................................            197,225         1.027              202,490
    Separate Account Charges 1.60% (B) .............................          5,379,938         1.167            6,277,047
    Separate Account Charges 1.65% .................................                  -         1.026                    -
    Separate Account Charges 1.80% (A) .............................            305,197         1.044              318,635
    Separate Account Charges 1.80% (B) .............................                  -         1.160                    -
    Separate Account Charges 1.95% .................................             20,461         1.025               20,974
    Separate Account Charges 2.00% (B) .............................             44,582         1.042               46,449
    Separate Account Charges 2.05% .................................             79,184         1.025               81,139
    Separate Account Charges 2.20% (B) .............................                  -         1.040                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.024                    -

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% .................................            322,550         0.728              234,928
    Separate Account Charges 1.55% .................................                  -         1.128                    -
    Separate Account Charges 1.60% (B) .............................             80,357         0.724               58,215
    Separate Account Charges 1.65% .................................                  -         1.128                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.242                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.721                    -
    Separate Account Charges 1.95% .................................                  -         1.127                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.240                    -
    Separate Account Charges 2.05% .................................                  -         1.126                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.237                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.125                    -
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% .................................            174,430         0.882              153,856
    Separate Account Charges 1.55% .................................             23,608         1.183               27,922
    Separate Account Charges 1.60% (B) .............................            312,769         0.877              274,415
    Separate Account Charges 1.65% .................................                  -         1.182                    -
    Separate Account Charges 1.80% (A) .............................             26,008         1.255               32,648
    Separate Account Charges 1.80% (B) .............................                  -         0.873                    -
    Separate Account Charges 1.95% .................................                  -         1.181                    -
    Separate Account Charges 2.00% (B) .............................              8,851         1.253               11,087
    Separate Account Charges 2.05% .................................                  -         1.180                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.250                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.179                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% .................................          1,304,358      $  1.295        $   1,688,554
    Separate Account Charges 1.55% .................................                  -         1.239                    -
    Separate Account Charges 1.60% (B) .............................          1,139,306         1.288            1,467,016
    Separate Account Charges 1.65% .................................                  -         1.238                    -
    Separate Account Charges 1.80% (A) .............................              8,062         1.436               11,575
    Separate Account Charges 1.80% (B) .............................              7,676         1.281                9,832
    Separate Account Charges 1.95% .................................                  -         1.237                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.433                    -
    Separate Account Charges 2.05% .................................                  -         1.236                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.430                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.235                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% .................................          1,680,295         1.225            2,059,127
    Separate Account Charges 1.55% .................................                  -         1.172                    -
    Separate Account Charges 1.60% (B) .............................          3,201,966         1.215            3,891,635
    Separate Account Charges 1.65% .................................                  -         1.172                    -
    Separate Account Charges 1.80% (A) .............................             47,950         1.311               62,858
    Separate Account Charges 1.80% (B) .............................              9,092         1.209               10,990
    Separate Account Charges 1.95% .................................                  -         1.170                    -
    Separate Account Charges 2.00% (B) .............................             14,500         1.308               18,968
    Separate Account Charges 2.05% .................................                  -         1.170                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.305                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.169                    -
  Investors Fund - Class I
    Separate Account Charges 1.40% .................................          1,479,023         1.078            1,594,827
    Separate Account Charges 1.55% .................................                  -         1.149                    -
    Separate Account Charges 1.60% (B) .............................          1,765,663         1.069            1,888,365
    Separate Account Charges 1.65% .................................                  -         1.149                    -
    Separate Account Charges 1.80% (A) .............................             11,585         1.246               14,435
    Separate Account Charges 1.80% (B) .............................             10,006         1.064               10,642
    Separate Account Charges 1.95% .................................                  -         1.148                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.243                    -
    Separate Account Charges 2.05% .................................                  -         1.147                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.241                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................             63,373         1.140               72,270
    Separate Account Charges 1.55% .................................                  -         1.165                    -
    Separate Account Charges 1.60% (B) .............................            676,213         1.137              768,570
    Separate Account Charges 1.65% .................................                  -         1.164                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.364                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.133                    -
    Separate Account Charges 1.95% .................................                  -         1.163                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.361                    -
    Separate Account Charges 2.05% .................................                  -         1.162                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.358                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.162                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% .................................            348,334      $  1.208        $     420,795
    Separate Account Charges 1.55% .................................                  -         1.239                    -
    Separate Account Charges 1.60% (B) .............................            881,064         1.198            1,055,529
    Separate Account Charges 1.65% .................................                  -         1.239                    -
    Separate Account Charges 1.80% (A) .............................              1,719         1.418                2,438
    Separate Account Charges 1.80% (B) .............................                  -         1.191                    -
    Separate Account Charges 1.95% .................................                  -         1.237                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.415                    -
    Separate Account Charges 2.05% .................................                  -         1.237                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.412                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.236                    -

Scudder Investment VIT Funds
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................            262,796         0.911              239,295
    Separate Account Charges 1.55% .................................                  -         1.205                    -
    Separate Account Charges 1.60% (B) .............................             80,483         0.899               72,383
    Separate Account Charges 1.65% .................................                  -         1.205                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.305                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.213                    -
    Separate Account Charges 1.95% .................................                  -         1.204                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.302                    -
    Separate Account Charges 2.05% .................................                  -         1.203                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.299                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.202                    -
  Scudder VIT Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% .................................            472,891         1.165              550,901
    Separate Account Charges 1.55% .................................                  -         1.209                    -
    Separate Account Charges 1.60% (B) .............................            106,939         1.151              123,032
    Separate Account Charges 1.65% .................................                  -         1.209                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.396                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.248                    -
    Separate Account Charges 1.95% .................................                  -         1.208                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.394                    -
    Separate Account Charges 2.05% .................................                  -         1.207                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.391                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.206                    -

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................             44,648         0.794               35,454
    Separate Account Charges 1.55% .................................                  -         1.104                    -
    Separate Account Charges 1.60% (B) .............................             97,605         0.790               77,092
    Separate Account Charges 1.65% .................................                  -         1.103                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.168                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.786                    -
    Separate Account Charges 1.95% .................................                  -         1.102                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.166                    -
    Separate Account Charges 2.05% .................................             19,652         1.101               21,645
    Separate Account Charges 2.20% (B) .............................                  -         1.163                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.101                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................                  -      $  0.855        $           -
    Separate Account Charges 1.55% .................................                  -         1.153                    -
    Separate Account Charges 1.60% (B) .............................            166,309         0.851              141,459
    Separate Account Charges 1.65% .................................                  -         1.153                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.266                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.846                    -
    Separate Account Charges 1.95% .................................                  -         1.152                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.263                    -
    Separate Account Charges 2.05% .................................                  -         1.151                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.261                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.150                    -

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% .................................            761,480         1.376            1,047,561
    Separate Account Charges 1.55% .................................             65,025         1.131               73,545
    Separate Account Charges 1.60% (B) .............................            843,560         1.372            1,157,585
    Separate Account Charges 1.65% .................................             18,486         1.131               20,899
    Separate Account Charges 1.80% (A) .............................            233,930         1.251              292,723
    Separate Account Charges 1.80% (B) .............................                  -         1.369                    -
    Separate Account Charges 1.95% .................................             47,387         1.129               53,512
    Separate Account Charges 2.00% (B) .............................            466,149         1.249              582,098
    Separate Account Charges 2.05% .................................                  -         1.129                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.246                    -
    Separate Account Charges 2.25% (B) .............................             30,270         1.128               34,143
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% .................................            233,588         1.249              291,648
    Separate Account Charges 1.55% .................................                  -         1.091                    -
    Separate Account Charges 1.60% (B) .............................            664,987         1.245              828,200
    Separate Account Charges 1.65% .................................                  -         1.091                    -
    Separate Account Charges 1.80% (A) .............................            267,224         1.173              313,473
    Separate Account Charges 1.80% (B) .............................                  -         1.242                    -
    Separate Account Charges 1.95% .................................              3,593         1.090                3,914
    Separate Account Charges 2.00% (B) .............................              3,180         1.171                3,722
    Separate Account Charges 2.05% .................................             56,399         1.089               61,424
    Separate Account Charges 2.20% (B) .............................              7,110         1.168                8,305
    Separate Account Charges 2.25% (B) .............................              1,918         1.088                2,087
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% .................................              1,790         1.394                2,495
    Separate Account Charges 1.55% .................................                  -         1.142                    -
    Separate Account Charges 1.60% (B) .............................            201,747         1.390              280,458
    Separate Account Charges 1.65% .................................                  -         1.142                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.244                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.387                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................             29,286         1.241               36,352
    Separate Account Charges 2.05% .................................                  -         1.140                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.239                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.139                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% .................................              3,645      $  1.360        $       4,958
    Separate Account Charges 1.55% .................................                  -         1.125                    -
    Separate Account Charges 1.60% (B) .............................            351,988         1.357              477,585
    Separate Account Charges 1.65% .................................                  -         1.124                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.218                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.353                    -
    Separate Account Charges 1.95% .................................                  -         1.123                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.216                    -
    Separate Account Charges 2.05% .................................                  -         1.122                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.213                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.122                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% .................................          1,173,473         1.148            1,346,733
    Separate Account Charges 1.55% .................................                  -         1.106                    -
    Separate Account Charges 1.60% (B) .............................            817,572         1.139              931,440
    Separate Account Charges 1.65% .................................                  -         1.105                    -
    Separate Account Charges 1.80% (A) .............................              1,623         1.235                2,004
    Separate Account Charges 1.80% (B) .............................                  -         1.133                    -
    Separate Account Charges 1.95% .................................                  -         1.104                    -
    Separate Account Charges 2.00% (B) .............................              5,538         1.232                6,824
    Separate Account Charges 2.05% .................................                  -         1.103                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.230                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.103                    -
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% .................................            521,072         1.104              575,492
    Separate Account Charges 1.55% .................................                  -         1.175                    -
    Separate Account Charges 1.60% (B) .............................            390,439         1.096              428,059
    Separate Account Charges 1.65% .................................                  -         1.174                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.284                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.090                    -
    Separate Account Charges 1.95% .................................                  -         1.173                    -
    Separate Account Charges 2.00% (B) .............................              8,768         1.281               11,231
    Separate Account Charges 2.05% .................................                  -         1.172                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.278                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.171                    -
  Equity Income Portfolio
    Separate Account Charges 1.40% .................................          3,246,588         1.145            3,716,585
    Separate Account Charges 1.55% .................................                  -         1.135                    -
    Separate Account Charges 1.60% (B) .............................          2,645,191         1.135            3,003,009
    Separate Account Charges 1.65% .................................                  -         1.134                    -
    Separate Account Charges 1.80% (A) .............................             35,288         1.235               43,572
    Separate Account Charges 1.80% (B) .............................                  -         1.129                    -
    Separate Account Charges 1.95% .................................             12,528         1.133               14,194
    Separate Account Charges 2.00% (B) .............................              5,654         1.232                6,967
    Separate Account Charges 2.05% .................................             21,231         1.133               24,045
    Separate Account Charges 2.20% (B) .............................                  -         1.230                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.132                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio
    Separate Account Charges 1.40% .................................          1,434,676      $  1.161        $   1,665,153
    Separate Account Charges 1.55% .................................                  -         1.093                    -
    Separate Account Charges 1.60% (B) .............................            943,802         1.152            1,087,412
    Separate Account Charges 1.65% .................................                  -         1.093                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.206                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.146                    -
    Separate Account Charges 1.95% .................................                  -         1.091                    -
    Separate Account Charges 2.00% (B) .............................              8,508         1.204               10,243
    Separate Account Charges 2.05% .................................                  -         1.091                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.201                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.090                    -
  Federated Stock Portfolio
    Separate Account Charges 1.40% .................................            350,989         1.050              368,488
    Separate Account Charges 1.55% .................................                  -         1.148                    -
    Separate Account Charges 1.60% (B) .............................            320,165         1.042              333,672
    Separate Account Charges 1.65% .................................                  -         1.148                    -
    Separate Account Charges 1.80% (A) .............................              3,385         1.225                4,148
    Separate Account Charges 1.80% (B) .............................                  -         1.036                    -
    Separate Account Charges 1.95% .................................                  -         1.147                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.05% .................................                  -         1.146                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.220                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.145                    -
  Large Cap Portfolio
    Separate Account Charges 1.40% .................................            350,858         0.724              254,112
    Separate Account Charges 1.55% .................................                  -         1.126                    -
    Separate Account Charges 1.60% (B) .............................          1,328,748         0.718              954,398
    Separate Account Charges 1.65% .................................                  -         1.125                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.184                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.714                    -
    Separate Account Charges 1.95% .................................                  -         1.124                    -
    Separate Account Charges 2.00% (B) .............................              2,910         1.181                3,437
    Separate Account Charges 2.05% .................................                  -         1.123                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.179                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.123                    -
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% .................................            432,727         0.747              323,243
    Separate Account Charges 1.55% .................................                  -         1.161                    -
    Separate Account Charges 1.60% (B) .............................            376,707         0.742              279,337
    Separate Account Charges 1.65% .................................              1,167         1.160                1,354
    Separate Account Charges 1.80% (A) .............................                  -         1.265                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.737                    -
    Separate Account Charges 1.95% .................................                  -         1.159                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.262                    -
    Separate Account Charges 2.05% .................................                  -         1.159                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.259                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.158                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% .................................            361,012      $  0.713        $     257,318
    Separate Account Charges 1.55% .................................                  -         1.092                    -
    Separate Account Charges 1.60% (B) .............................            408,908         0.707              289,041
    Separate Account Charges 1.65% .................................                  -         1.091                    -
    Separate Account Charges 1.80% (A) .............................              4,164         1.158                4,823
    Separate Account Charges 1.80% (B) .............................                  -         0.703                    -
    Separate Account Charges 1.95% .................................             46,178         1.090               50,340
    Separate Account Charges 2.00% (B) .............................                  -         1.156                    -
    Separate Account Charges 2.05% .................................              1,812         1.090                1,974
    Separate Account Charges 2.20% (B) .............................                  -         1.153                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.089                    -
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% .................................            589,383         0.586              345,549
    Separate Account Charges 1.55% .................................                  -         1.108                    -
    Separate Account Charges 1.60% (B) .............................            777,647         0.581              452,163
    Separate Account Charges 1.65% .................................                  -         1.107                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.232                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.578                    -
    Separate Account Charges 1.95% .................................                  -         1.106                    -
    Separate Account Charges 2.00% (B) .............................              4,077         1.229                5,011
    Separate Account Charges 2.05% .................................                  -         1.106                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.227                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.105                    -
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% .................................            874,458         0.503              439,687
    Separate Account Charges 1.55% .................................                  -         1.134                    -
    Separate Account Charges 1.60% (B) .............................          1,689,467         0.499              843,241
    Separate Account Charges 1.65% .................................                  -         1.134                    -
    Separate Account Charges 1.80% (A) .............................             37,013         1.311               48,531
    Separate Account Charges 1.80% (B) .............................                  -         0.496                    -
    Separate Account Charges 1.95% .................................                  -         1.132                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.308                    -
    Separate Account Charges 2.05% .................................                  -         1.132                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.306                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.131                    -
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% .................................              1,000         1.217                1,217
    Separate Account Charges 1.55% .................................                  -         1.129                    -
    Separate Account Charges 1.60% (B) .............................                  -         1.215                    -
    Separate Account Charges 1.65% .................................                  -         1.129                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.214                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.214                    -
    Separate Account Charges 1.95% .................................                  -         1.127                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.212                    -
    Separate Account Charges 2.05% .................................             13,260         1.127               14,945
    Separate Account Charges 2.20% (B) .............................                  -         1.210                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.126                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% .................................          3,360,059      $  1.220        $   4,099,183
    Separate Account Charges 1.55% .................................                  -         1.026                    -
    Separate Account Charges 1.60% (B) .............................          1,847,235         1.211            2,237,095
    Separate Account Charges 1.65% .................................                  -         1.026                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.066                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.204                    -
    Separate Account Charges 1.95% .................................                  -         1.025                    -
    Separate Account Charges 2.00% (B) .............................              2,115         1.063                2,249
    Separate Account Charges 2.05% .................................                  -         1.024                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.061                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.023                    -

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% .................................            436,166         0.827              360,700
    Separate Account Charges 1.55% .................................                  -         1.139                    -
    Separate Account Charges 1.60% (B) .............................            923,565         0.823              759,705
    Separate Account Charges 1.65% .................................                  -         1.138                    -
    Separate Account Charges 1.80% (A) .............................              3,127         1.228                3,840
    Separate Account Charges 1.80% (B) .............................                  -         0.818                    -
    Separate Account Charges 1.95% .................................             70,962         1.137               80,694
    Separate Account Charges 2.00% (B) .............................              5,578         1.226                6,836
    Separate Account Charges 2.05% .................................                  -         1.137                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.223                    -
    Separate Account Charges 2.25% (B) .............................             23,085         1.136               26,221
  MFS Total Return Portfolio
    Separate Account Charges 1.40% .................................          5,160,067         1.221            6,300,199
    Separate Account Charges 1.55% .................................            111,833         1.081              120,867
    Separate Account Charges 1.60% (B) .............................          5,376,924         1.211            6,510,561
    Separate Account Charges 1.65% .................................                  -         1.080                    -
    Separate Account Charges 1.80% (A) .............................            354,044         1.128              399,475
    Separate Account Charges 1.80% (B) .............................              7,893         1.204                9,504
    Separate Account Charges 1.95% .................................             56,756         1.079               61,246
    Separate Account Charges 2.00% (B) .............................             75,188         1.126               84,661
    Separate Account Charges 2.05% .................................             69,945         1.079               75,449
    Separate Account Charges 2.20% (B) .............................                  -         1.124                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.078                    -
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% .................................            133,615         1.255              167,696
    Separate Account Charges 1.55% .................................                  -         1.081                    -
    Separate Account Charges 1.60% (B) .............................            154,339         1.246              192,289
    Separate Account Charges 1.65% .................................                  -         1.081                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.184                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.239                    -
    Separate Account Charges 1.95% .................................                  -         1.079                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.181                    -
    Separate Account Charges 2.05% .................................                  -         1.079                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.179                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.078                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................              1,000      $  0.999        $         999
    Separate Account Charges 1.55% .................................                  -         0.999                    -
    Separate Account Charges 1.60% (B) .............................                  -         0.999                    -
    Separate Account Charges 1.65% .................................                  -         0.999                    -
    Separate Account Charges 1.80% (A) .............................                  -         0.998                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.998                    -
    Separate Account Charges 1.95% .................................                  -         0.998                    -
    Separate Account Charges 2.00% (B) .............................                  -         0.998                    -
    Separate Account Charges 2.05% .................................             13,532         0.997               13,498
    Separate Account Charges 2.20% (B) .............................              1,321         0.997                1,317
    Separate Account Charges 2.25% (B) .............................                  -         0.997                    -
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% .................................          1,486,897         1.150            1,710,628
    Separate Account Charges 1.55% .................................            148,383         1.138              168,883
    Separate Account Charges 1.60% (B) .............................          3,018,066         1.141            3,443,341
    Separate Account Charges 1.65% .................................             15,556         1.138               17,698
    Separate Account Charges 1.80% (A) .............................             42,581         1.256               53,495
    Separate Account Charges 1.80% (B) .............................              8,560         1.135                9,713
    Separate Account Charges 1.95% .................................             12,270         1.136               13,943
    Separate Account Charges 2.00% (B) .............................             62,697         1.254               78,603
    Separate Account Charges 2.05% .................................             63,097         1.136               71,675
    Separate Account Charges 2.20% (B) .............................                  -         1.251                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.135                    -
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% .................................            829,906         1.048              869,555
    Separate Account Charges 1.55% .................................                  -         1.104                    -
    Separate Account Charges 1.60% (B) .............................            865,154         1.039              899,044
    Separate Account Charges 1.65% .................................                  -         1.103                    -
    Separate Account Charges 1.80% (A) .............................             29,513         1.262               37,235
    Separate Account Charges 1.80% (B) .............................                  -         1.033                    -
    Separate Account Charges 1.95% .................................             19,889         1.102               21,914
    Separate Account Charges 2.00% (B) .............................            116,508         1.259              146,691
    Separate Account Charges 2.05% .................................             10,982         1.101               12,095
    Separate Account Charges 2.20% (B) .............................                  -         1.256                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.101                    -
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% .................................            229,296         0.577              132,416
    Separate Account Charges 1.55% .................................                  -         1.176                    -
    Separate Account Charges 1.60% (B) .............................             97,076         0.573               55,599
    Separate Account Charges 1.65% .................................                  -         1.176                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.234                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.570                    -
    Separate Account Charges 1.95% .................................                  -         1.174                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.231                    -
    Separate Account Charges 2.05% .................................                  -         1.174                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.229                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.173                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% .................................            485,974      $  0.933        $     453,462
    Separate Account Charges 1.55% .................................                  -         1.149                    -
    Separate Account Charges 1.60% (B) .............................            786,799         0.925              728,084
    Separate Account Charges 1.65% .................................                  -         1.149                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.215                    -
    Separate Account Charges 1.80% (B) .............................             26,579         0.920               24,459
    Separate Account Charges 1.95% .................................                  -         1.147                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.212                    -
    Separate Account Charges 2.05% .................................                  -         1.147                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.210                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.146                    -
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% .................................            598,968         0.931              557,777
    Separate Account Charges 1.55% .................................             59,809         1.171               70,038
    Separate Account Charges 1.60% (B) .............................          2,193,183         0.924            2,025,475
    Separate Account Charges 1.65% .................................                  -         1.171                    -
    Separate Account Charges 1.80% (A) .............................             52,757         1.371               72,347
    Separate Account Charges 1.80% (B) .............................             10,331         0.918                9,488
    Separate Account Charges 1.95% .................................                  -         1.169                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.369                    -
    Separate Account Charges 2.05% .................................                  -         1.169                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.366                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.168                    -
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% .................................            585,602         1.228              718,971
    Separate Account Charges 1.55% .................................             35,990         1.161               41,775
    Separate Account Charges 1.60% (B) .............................            926,626         1.218            1,128,228
    Separate Account Charges 1.65% .................................             11,142         1.160               12,928
    Separate Account Charges 1.80% (A) .............................             35,234         1.245               43,862
    Separate Account Charges 1.80% (B) .............................             22,951         1.211               27,790
    Separate Account Charges 1.95% .................................              4,777         1.159                5,537
    Separate Account Charges 2.00% (B) .............................                  -         1.242                    -
    Separate Account Charges 2.05% .................................             49,733         1.158               57,614
    Separate Account Charges 2.20% (B) .............................                  -         1.240                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.158                    -
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% .................................            537,567         1.066              573,062
    Separate Account Charges 1.55% .................................                  -         0.996                    -
    Separate Account Charges 1.60% (B) .............................          1,716,656         1.057            1,814,903
    Separate Account Charges 1.65% .................................             98,846         0.996               98,424
    Separate Account Charges 1.80% (A) .............................             31,339         0.988               30,972
    Separate Account Charges 1.80% (B) .............................                  -         1.051                    -
    Separate Account Charges 1.95% .................................             46,545         0.995               46,292
    Separate Account Charges 2.00% (B) .............................                  -         0.986                    -
    Separate Account Charges 2.05% .................................                  -         0.994                    -
    Separate Account Charges 2.20% (B) .............................                  -         0.984                    -
    Separate Account Charges 2.25% (B) .............................                  -         0.993                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 1.40% .................................          1,832,344      $  0.678        $   1,241,902
    Separate Account Charges 1.55% .................................                  -         1.119                    -
    Separate Account Charges 1.60% (B) .............................          2,649,642         0.672            1,780,951
    Separate Account Charges 1.65% .................................                  -         1.118                    -
    Separate Account Charges 1.80% (A) .............................             32,350         1.262               40,830
    Separate Account Charges 1.80% (B) .............................                  -         0.668                    -
    Separate Account Charges 1.95% .................................                  -         1.117                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.260                    -
    Separate Account Charges 2.05% .................................                  -         1.117                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.257                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.116                    -
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% .................................            598,299         1.203              719,653
    Separate Account Charges 1.55% .................................             26,120         1.031               26,933
    Separate Account Charges 1.60% (B) .............................            906,536         1.193            1,081,369
    Separate Account Charges 1.65% .................................                  -         1.031                    -
    Separate Account Charges 1.80% (A) .............................              3,588         1.080                3,875
    Separate Account Charges 1.80% (B) .............................              9,469         1.186               11,233
    Separate Account Charges 1.95% .................................              1,863         1.030                1,918
    Separate Account Charges 2.00% (B) .............................                  -         1.078                    -
    Separate Account Charges 2.05% .................................             39,493         1.029               40,643
    Separate Account Charges 2.20% (B) .............................              4,605         1.076                4,953
    Separate Account Charges 2.25% (B) .............................                  -         1.028                    -
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% .................................             45,388         0.649               29,478
    Separate Account Charges 1.55% .................................                  -         1.131                    -
    Separate Account Charges 1.60% (B) .............................            127,774         0.644               82,294
    Separate Account Charges 1.65% .................................                  -         1.130                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.192                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.641                    -
    Separate Account Charges 1.95% .................................              1,323         1.129                1,494
    Separate Account Charges 2.00% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.05% .................................                  -         1.129                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.187                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.128                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................            457,049         0.936              427,804
    Separate Account Charges 1.55% .................................                  -         1.138                    -
    Separate Account Charges 1.60% (B) .............................            245,454         0.931              228,523
    Separate Account Charges 1.65% .................................                  -         1.138                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.252                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.926                    -
    Separate Account Charges 1.95% .................................                  -         1.137                    -
    Separate Account Charges 2.00% (B) .............................              8,465         1.249               10,574
    Separate Account Charges 2.05% .................................                  -         1.136                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.247                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.135                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% .................................            266,751      $  0.697        $     185,881
    Separate Account Charges 1.55% .................................                  -         1.118                    -
    Separate Account Charges 1.60% (B) .............................            561,096         0.691              387,752
    Separate Account Charges 1.65% .................................                  -         1.117                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.200                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.687                    -
    Separate Account Charges 1.95% .................................             13,162         1.116               14,688
    Separate Account Charges 2.00% (B) .............................                  -         1.198                    -
    Separate Account Charges 2.05% .................................                  -         1.116                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.195                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.115                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% .................................              7,547         0.782                5,898
    Separate Account Charges 1.55% .................................                  -         1.135                    -
    Separate Account Charges 1.60% (B) .............................             24,160         0.777               18,780
    Separate Account Charges 1.65% .................................                  -         1.135                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.193                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.773                    -
    Separate Account Charges 1.95% .................................                  -         1.133                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.190                    -
    Separate Account Charges 2.05% .................................                  -         1.133                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.188                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.132                    -

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% .................................            181,669         0.970              176,240
    Separate Account Charges 1.55% .................................                  -         1.237                    -
    Separate Account Charges 1.60% (B) .............................            175,378         0.965              169,235
    Separate Account Charges 1.65% .................................                  -         1.237                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.359                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.960                    -
    Separate Account Charges 1.95% .................................                  -         1.235                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.356                    -
    Separate Account Charges 2.05% .................................                  -         1.235                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.353                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.234                    -

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% .................................            231,569         1.023              236,875
    Separate Account Charges 1.55% .................................             12,014         1.143               13,735
    Separate Account Charges 1.60% (B) .............................            426,397         1.014              432,542
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.250                    -
    Separate Account Charges 1.80% (B) .............................                  -         1.009                    -
    Separate Account Charges 1.95% .................................             44,231         1.141               50,488
    Separate Account Charges 2.00% (B) .............................              2,583         1.247                3,222
    Separate Account Charges 2.05% .................................             77,787         1.141               88,756
    Separate Account Charges 2.20% (B) .............................                  -         1.245                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................          1,573,114      $  0.897        $   1,411,355
    Separate Account Charges 1.55% .................................                  -         1.143                    -
    Separate Account Charges 1.60% (B) .............................          1,139,118         0.891            1,014,517
    Separate Account Charges 1.65% .................................                  -         1.143                    -
    Separate Account Charges 1.80% (A) .............................              3,527         1.248                4,401
    Separate Account Charges 1.80% (B) .............................                  -         0.886                    -
    Separate Account Charges 1.95% .................................                  -         1.141                    -
    Separate Account Charges 2.00% (B) .............................             11,624         1.245               14,474
    Separate Account Charges 2.05% .................................                  -         1.141                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.243                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.140                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................            103,711         0.947               98,228
    Separate Account Charges 1.55% .................................                  -         1.108                    -
    Separate Account Charges 1.60% (B) .............................            178,423         0.942              168,091
    Separate Account Charges 1.65% .................................                  -         1.107                    -
    Separate Account Charges 1.80% (A) .............................                  -         1.170                    -
    Separate Account Charges 1.80% (B) .............................                  -         0.937                    -
    Separate Account Charges 1.95% .................................                  -         1.106                    -
    Separate Account Charges 2.00% (B) .............................                  -         1.167                    -
    Separate Account Charges 2.05% .................................                  -         1.105                    -
    Separate Account Charges 2.20% (B) .............................                  -         1.165                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.105                    -
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% .................................            393,509         1.244              489,389
    Separate Account Charges 1.55% .................................                  -         1.200                    -
    Separate Account Charges 1.60% (B) .............................            789,371         1.237              976,479
    Separate Account Charges 1.65% .................................                  -         1.200                    -
    Separate Account Charges 1.80% (A) .............................              6,015         1.339                8,056
    Separate Account Charges 1.80% (B) .............................                  -         1.230                    -
    Separate Account Charges 1.95% .................................                  -         1.198                    -
    Separate Account Charges 2.00% (B) .............................             27,832         1.336               37,196
    Separate Account Charges 2.05% .................................              1,675         1.198                2,006
    Separate Account Charges 2.20% (B) .............................                  -         1.334                    -
    Separate Account Charges 2.25% (B) .............................                  -         1.197                    -
                                                                                                             -------------

Net Contract Owners' Equity ........................................                                         $ 489,076,466
                                                                                                             =============

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           ------------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES        VALUE        PURCHASES    FROM SALES
                                                                           ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $1,441,074)                                                      24,014  $  1,330,627  $    250,374  $    184,546
                                                                           ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (1.3%)
    Total (Cost $6,519,911)                                                   6,519,911     6,519,911     6,309,261    10,591,799
                                                                           ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.3%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,310,381)                                                      64,774     1,310,368       143,036       255,559
                                                                           ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $202,122)        11,102       240,016       163,157         5,433
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $2,229,395)         92,210     1,966,831       396,315       274,574
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,431,517)                                                     103,312     2,206,847       559,472       280,007
                                                                           ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (2.3%)
  Global Growth Fund - Class 2 Shares (Cost $1,817,826)                         137,261     2,093,236       420,825       261,593
  Growth Fund - Class 2 Shares (Cost $3,903,325)                                 90,542     4,119,645       996,252       186,104
  Growth-Income Fund - Class 2 Shares (Cost $4,592,783)                         152,608     5,109,330     1,862,422       396,557
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $10,313,934)                                                    380,411    11,322,211     3,279,499       844,254
                                                                           ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio
    Total (Cost $81,559)                                                         10,692       113,658       106,858        70,073
                                                                           ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,393,398)                                                     113,975     1,725,588       692,707       252,470
                                                                           ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (0.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,187,550)          37,205     1,280,582       568,926       160,782
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $1,661,821)                                                            51,674     1,932,078       458,963       215,601
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,849,371)                                                      88,879     3,212,660     1,027,889       376,383
                                                                           ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.5%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $689,331)                       42,621       742,876       212,362       155,353
  Mutual Shares Securities Fund - Class 2 Shares (Cost $907,973)                 68,954     1,026,732       780,661         6,953
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $31,355)                                                                5,073        35,969        31,465           119
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $461,323)             42,222       516,794       219,076        77,161
  Templeton Growth Securities Fund - Class 2 Shares (Cost $191,883)              20,336       227,561       191,234         2,711
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,281,865)                                                     179,206     2,549,932     1,434,798       242,297
                                                                           ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (70.9%)
  Appreciation Portfolio (Cost $2,293,253)                                      115,577     2,516,109       863,841       254,208
  Diversified Strategic Income Portfolio (Cost $1,903,494)                      207,111     1,895,067     1,358,302       168,411
  Equity Index Portfolio - Class I Shares (Cost $377,194,803)                12,336,620   334,445,771    20,934,342    12,224,183
  Equity Index Portfolio - Class II Shares (Cost $3,681,076)                    144,599     3,922,984     1,489,507       262,758
  Fundamental Value Portfolio (Cost $3,706,826)                                 207,658     4,169,763       749,201       255,290
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    (Cost $199,461)                                                              11,556       224,876       185,483         4,455
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $222,905)                                                              53,629       245,083       225,060        11,572
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $389,201,818)                                                13,076,750   347,419,653    25,805,736    13,180,877
                                                                           ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                             -----------------------------------------------------
INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
JANUS ASPEN SERIES (1.2%)
  Balanced Portfolio - Service Shares (Cost $2,895,627)                          124,306   $ 2,960,978   $   502,943   $   648,132
  Global Life Sciences Portfolio - Service Shares (Cost $745,268)                110,940       764,374       232,843       150,050
  Global Technology Portfolio - Service Shares (Cost $584,164)                   168,040       593,180        64,796        78,674
  Mid Cap Growth Portfolio - Service Shares (Cost $440,120)                       21,915       461,314       177,548        75,624
  Worldwide Growth Portfolio - Service Shares (Cost $1,028,325)                   39,404     1,012,686       301,540       304,645
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $5,693,504)                                                      464,605     5,792,532     1,279,670     1,257,125
                                                                             -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $14,393)                                                           1,033        15,203        14,414            24
                                                                             -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $294,856)                                     12,870       315,571       298,678         3,882
  Mid-Cap Value Portfolio (Cost $141,788)                                          8,906       151,755       142,066           290
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $436,644)                                                         21,776       467,326       440,744         4,172
                                                                             -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,029)                103         1,075         1,030             1
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $1,000)                  100         1,068         1,001             1
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,029)                                                              203         2,143         2,031             2
                                                                             -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (3.0%)
  Real Return Portfolio - Administrative Class (Cost $173,104)                    13,973       172,705       175,641         2,580
  Total Return Portfolio - Administrative Class (Cost $14,431,538)             1,418,445    14,695,093     6,412,396     3,633,950
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $14,604,642)                                                   1,432,418    14,867,798     6,588,037     3,636,530
                                                                             -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $267,725)               63,463       293,200        27,217        39,760
  Putnam VT International Equity Fund - Class IB Shares (Cost $441,774)           38,913       500,033     2,320,406     2,219,907
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,465,034)             175,366     3,177,632       892,574       236,968
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,174,533)                                                      277,742     3,970,865     3,240,197     2,496,635
                                                                             -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  All Cap Fund - Class I (Cost $5,331,485)                                       386,993     6,044,835       909,706       730,605
  Investors Fund - Class I (Cost $3,140,743)                                     276,516     3,508,987       531,560       294,401
  Large Cap Growth Fund - Class I (Cost $723,845)                                 72,067       841,021       785,196        83,324
  Small Cap Growth Fund - Class I (Cost $1,278,381)                              120,839     1,479,074       367,632       398,542
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $10,474,454)                                                     856,415    11,873,917     2,594,094     1,506,872
                                                                             -----------   -----------   -----------   -----------

SCUDDER INVESTMENT VIT FUNDS (0.2%)
  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares (Cost $302,357)          37,971       311,739       213,254       109,168
  Scudder VIT Small Cap Index Fund - Class A Shares (Cost $565,705)               55,071       674,066       189,149       260,234
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $868,062)                                                         93,042       985,805       402,403       369,402
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $133,729)                           15,481       134,220        25,421        13,762
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $119,817)        12,001       141,490        34,899        36,225
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $253,546)                                                         27,482       275,710        60,320        49,987
                                                                             -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                     FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                         -----------------------------------------------------
INVESTMENTS                                                                NO. OF        MARKET        COST OF       PROCEEDS
                                                                           SHARES        VALUE        PURCHASES     FROM SALES
                                                                         -----------   -----------   -----------   -----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST (1.1%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $2,792,466)                                                        233,222   $ 3,262,771   $ 2,069,516   $    77,944
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $1,383,950)                                                        119,424     1,513,108     1,339,346        35,859
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $258,866)                                                           22,635       319,376       102,387        26,073
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $410,574)                                                           35,127       482,647       282,120        38,539
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $4,845,856)                                                  410,408     5,577,902     3,793,369       178,415
                                                                         -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (5.0%)
  Convertible Securities Portfolio (Cost $2,137,240)                         192,710     2,287,464     1,183,680       283,232
  Disciplined Mid Cap Stock Portfolio (Cost $864,115)                         58,033     1,014,989       275,210       227,326
  Equity Income Portfolio (Cost $5,888,064)                                  410,473     6,809,754     1,789,078       636,371
  Federated High Yield Portfolio (Cost $2,708,315)                           328,579     2,763,345     1,738,234       229,681
  Federated Stock Portfolio (Cost $669,215)                                   46,508       706,452       207,978        94,067
  Large Cap Portfolio (Cost $1,135,070)                                       91,973     1,212,204       527,512       174,576
  Lazard International Stock Portfolio (Cost $526,402)                        60,345       604,055       517,357       211,314
  Merrill Lynch Large Cap Core Portfolio (Cost $607,127)                      76,895       603,623       297,794       248,974
  MFS Emerging Growth Portfolio (Cost $938,225)                               85,870       802,889       142,385       155,465
  MFS Mid Cap Growth Portfolio (Cost $1,365,450)                             193,567     1,331,739       553,817       159,816
  Pioneer Fund Portfolio (Cost $15,902)                                        1,480        16,166        15,912            11
  Travelers Quality Bond Portfolio (Cost $6,461,357)                         565,549     6,339,804     2,075,508     1,125,192
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $23,316,482)                                               2,111,982    24,492,484     9,324,465     3,546,025
                                                                         -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.5%)
  AIM Capital Appreciation Portfolio (Cost $1,120,045)                       123,087     1,238,258       414,355        29,085
  MFS Total Return Portfolio (Cost $13,203,188)                              836,298    13,564,758     4,083,125       520,468
  Pioneer Strategic Income Portfolio (Cost $392,129)                          39,786       360,060        56,261        30,529
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $15,846)          1,582        15,818        15,929            83
  Smith Barney Aggressive Growth Portfolio (Cost $5,428,172)                 457,989     5,569,140       877,353       566,500
  Smith Barney High Income Portfolio (Cost $1,986,804)                       267,423     1,986,956     1,436,242       288,987
  Smith Barney International All Cap Growth Portfolio (Cost $185,537)         16,942       188,052        74,444       142,993
  Smith Barney Large Cap Value Portfolio (Cost $1,286,456)                    72,622     1,206,255        65,884       273,398
  Smith Barney Large Capitalization Growth Portfolio (Cost $2,336,157)       190,376     2,735,706       564,631       417,402
  Smith Barney Mid Cap Core Portfolio (Cost $1,858,062)                      157,308     2,037,137       307,951       397,429
  Smith Barney Money Market Portfolio (Cost $2,563,648)                    2,563,648     2,563,648     1,250,945     2,870,069
  Strategic Equity Portfolio (Cost $3,125,601)                               189,976     3,064,316       823,872       167,677
  Travelers Managed Income Portfolio (Cost $1,952,468)                       164,290     1,890,974       734,720       307,009
  Van Kampen Enterprise Portfolio (Cost $127,454)                              9,903       113,290        17,050         7,765
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $35,581,567)                                               5,091,230    36,534,368    10,722,762     6,019,394
                                                                         -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $580,968)                        56,769       667,035       198,786       132,230
  Emerging Growth Portfolio - Class I Shares (Cost $703,154)                  24,206       588,445        22,061        27,384
  Enterprise Portfolio - Class II Shares (Cost $22,299)                        1,881        24,683        14,941         2,636
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $1,306,421)                                                   82,856     1,280,163       235,788       162,250
                                                                         -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $293,959)                                                     34,280       345,546        58,777        22,581
                                                                         -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (0.6%)
  Contrafund(R) Portfolio - Service Class (Cost $712,633)                     35,811       825,799       360,231        72,676
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,082,938)                106,639     2,445,240       552,097       408,972
                                                                         -----------   -----------   -----------   -----------
    Total (Cost $2,795,571)                                                  142,450     3,271,039       912,328       481,648
                                                                         -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            ------------------------------------------------------
INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VARIABLE INSURANCE PRODUCTS FUND III (0.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $225,564)        37,945  $    266,374  $    128,125  $      4,029
  Mid Cap Portfolio - Service Class 2 (Cost $1,181,489)                           63,139     1,513,444       511,576       193,785
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,407,053)                                                      101,084     1,779,818       639,701       197,814
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $522,893,544)                                                                     $489,244,074  $ 79,918,730  $ 46,207,141
                                                                                          ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
CAPITAL APPRECIATION FUND                          2003    2,691  0.489 - 1.188     1,330      0.05   1.40 - 1.80      21.85 - 23.00
                                                   2002    2,524  0.398 - 0.400     1,007      1.57   1.40 - 1.60  (26.16) - (26.06)
                                                   2001    2,567  0.539 - 0.541     1,388      0.77   1.40 - 1.60  (27.26) - (27.09)

MONEY MARKET PORTFOLIO                             2003    5,706  0.987 - 1.150     6,520      0.79   1.40 - 2.00    (0.79) - (0.60)
                                                   2002    9,391  1.145 - 1.157    10,805      1.37   1.40 - 1.60    (0.26) - (0.09)
                                                   2001    9,321  1.148 - 1.158    10,739      2.58   1.40 - 1.60        0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I          2003    1,750  0.747 - 0.751     1,310      0.29   1.40 - 1.60      23.06 - 23.32
                                                   2002    1,888  0.607 - 0.609     1,147      0.49   1.40 - 1.60  (31.33) - (31.19)
                                                   2001      650  0.884 - 0.885       575      0.35   1.40 - 1.60  (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                            2003      231  1.020 - 1.247       240      0.82   1.40 - 2.25       0.27 - 30.33
                                                   2002       55  0.786 - 0.788        43      0.13   1.40 - 1.80     (21.40) - 7.80
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2003    3,120  0.620 - 1.148     1,966         -   1.40 - 2.25       0.18 - 21.60
                                                   2002    2,924  0.511 - 0.514     1,497         -   1.40 - 1.60  (31.87) - (31.74)
                                                   2001    2,022  0.750 - 0.753     1,520         -   1.40 - 1.60  (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares              2003    2,103  0.980 - 1.308     2,093      0.42   1.40 - 2.25       0.25 - 33.47
                                                   2002    1,918  0.736 - 0.741     1,415      0.93   1.40 - 1.60  (16.08) - (15.80)
                                                   2001    1,311  0.877 - 0.880     1,151      0.45   1.40 - 1.60  (15.59) - (15.47)

  Growth Fund - Class 2 Shares                     2003    4,171  0.981 - 1.291     4,119      0.12   1.40 - 2.05       3.33 - 34.92
                                                   2002    3,190  0.728 - 0.733     2,329      0.03   1.40 - 1.60  (25.71) - (25.51)
                                                   2001    1,956  0.980 - 0.984     1,919      0.33   1.40 - 1.60  (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares              2003    4,399  1.147 - 1.263     5,108      1.22   1.40 - 2.05       5.33 - 30.54
                                                   2002    2,992  0.885 - 0.894     2,662      1.22   1.40 - 1.80  (19.84) - (19.46)
                                                   2001    1,559  1.104 - 1.110     1,725      0.90   1.40 - 1.80      (5.45) - 2.03
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                       2003      139  0.813 - 0.819       114         -   1.40 - 1.60      40.66 - 40.96
                                                   2002       75  0.578 - 0.581        44      0.13   1.40 - 1.60  (12.95) - (12.89)
                                                   2001      282  0.664 - 0.667       188         -   1.40 - 1.60  (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class        2003    1,010  1.323 - 1.714     1,725      2.16   1.40 - 1.80       4.01 - 32.15
                                                   2002      719  1.290 - 1.297       931      1.76   1.40 - 1.60        2.87 - 3.10
                                                   2001      236  1.254 - 1.258       296      0.32   1.40 - 1.60        7.09 - 7.25
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                 2003    1,498  0.851 - 1.153     1,280      1.74   1.40 - 2.00      12.38 - 19.53
                                                   2002      970  0.713 - 0.717       694      1.94   1.40 - 1.60  (18.05) - (17.87)
                                                   2001      297  0.870 - 0.873       259      1.67   1.40 - 1.60  (10.77) - (10.64)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                     2003    1,952  0.982 - 1.263     1,932      0.03   1.40 - 2.00      12.77 - 29.79
                                                   2002    1,644  0.758 - 0.762     1,251      0.05   1.40 - 1.60  (20.38) - (20.21)
                                                   2001      731  0.952 - 0.955       698      0.59   1.40 - 1.60    (7.57) - (4.21)

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares         2003      925  0.761 - 1.306       743         -   1.40 - 2.05       1.70 - 35.45
                                                   2002      918  0.564 - 0.567       518      0.27   1.40 - 1.60  (29.76) - (29.74)
                                                   2001      581  0.803 - 0.807       467      0.15   1.40 - 1.60   (16.61) - (9.22)

  Mutual Shares Securities Fund - Class 2 Shares   2003      978  1.036 - 1.222     1,027      0.78   1.40 - 2.05       0.81 - 23.43
                                                   2002      158  0.842 - 0.845       133      0.06   1.40 - 1.80     (15.80) - 0.84
  Templeton Developing Markets
    Securities Fund - Class 2 Shares               2003       26  1.265 - 1.448        36      0.11   1.40 - 1.65       8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                                 2003      550  0.918 - 1.284       517      1.69   1.40 - 2.00       6.23 - 30.42
                                                   2002      376  0.706 - 0.710       266      1.66   1.40 - 1.60  (19.86) - (19.68)
                                                   2001      145  0.881 - 0.884       128      2.86   1.40 - 1.60  (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                                 2003      220  1.025 - 1.265       228      1.64   1.40 - 2.00      18.45 - 33.51
                                                   2002        4  0.790 - 0.792         3      1.30   1.40 - 1.80  (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2003    2,587  0.962 - 1.195     2,516      0.76   1.40 - 2.05       1.63 - 22.94
                                                   2002    1,876  0.784 - 0.789     1,475      1.77   1.40 - 1.60  (18.84) - (18.74)
                                                   2001      887  0.966 - 0.971       859      1.05   1.40 - 1.60    (6.99) - (5.57)

  Diversified Strategic Income Portfolio           2003    1,635  1.057 - 1.174     1,895      8.33   1.40 - 2.20       0.00 - 10.23
                                                   2002      632  1.058 - 1.065       670     11.34   1.40 - 1.60        3.12 - 3.40
                                                   2001      371  1.026 - 1.030       381      7.76   1.40 - 1.60    (0.96) - (0.10)

  Equity Index Portfolio - Class I Shares          2003  370,606  0.740 - 1.282   334,308      1.34   1.40 - 3.60      23.60 - 28.20
                                                   2002  359,736  0.594 - 0.942   256,174      2.39   1.40 - 3.60  (24.90) - (23.29)
                                                   2001  299,718  0.784 - 1.228   282,924      0.95   1.40 - 3.60   (15.26) - (3.57)

  Equity Index Portfolio - Class II Shares         2003    4,949  0.786 - 1.213     3,922      1.24   1.40 - 2.05       1.52 - 25.91
                                                   2002    3,217  0.625 - 0.629     2,016      2.01   1.40 - 1.60  (23.59) - (23.48)
                                                   2001    1,936  0.818 - 0.822     1,587      0.62   1.40 - 1.60   (13.20) - (9.81)

  Fundamental Value Portfolio                      2003    3,402  1.169 - 1.315     4,169      0.67   1.40 - 2.05       5.79 - 36.66
                                                   2002    2,926  0.897 - 0.903     2,629      1.32   1.40 - 1.60  (22.54) - (22.36)
                                                   2001    1,091  1.158 - 1.163     1,266      0.34   1.40 - 1.60    (7.43) - (4.36)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                   2003      197  1.040 - 1.306       225         -   1.40 - 2.00      10.79 - 38.13
                                                   2002       21  0.756 - 0.758        16         -   1.40 - 1.80   (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                   2003      239  1.020 - 1.027       245      0.80   1.40 - 1.80      27.82 - 28.38
                                                   2002       11  0.798 - 0.800         9      1.03   1.40 - 1.80   (20.20) - (1.84)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares              2003    3,154  0.934 - 0.941     2,960      1.83   1.40 - 1.60      11.99 - 12.16
                                                   2002    3,344  0.834 - 0.839     2,800      2.19   1.40 - 1.60    (8.15) - (7.90)
                                                   2001    2,298  0.908 - 0.911     2,092      2.36   1.40 - 1.60    (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                                 2003      953  0.799 - 0.805       764         -   1.40 - 1.60      24.26 - 24.42
                                                   2002      834  0.643 - 0.647       538         -   1.40 - 1.60  (30.71) - (30.50)
                                                   2001      511  0.928 - 0.931       475         -   1.40 - 1.60     (18.09) - 1.09

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
JANUS ASPEN SERIES (CONTINUED)
  Global Technology Portfolio - Service Shares     2003    1,704  0.347 - 0.349       593         -   1.40 - 1.60      44.21 - 44.58
                                                   2002    1,718  0.240 - 0.242       414         -   1.40 - 1.60  (42.03) - (41.69)
                                                   2001    1,091  0.414 - 0.415       452      0.38   1.40 - 1.60  (38.30) - (38.24)

  Mid Cap Growth Portfolio - Service Shares        2003    1,228  0.375 - 0.378       461         -   1.40 - 1.60      32.51 - 33.10
                                                   2002      942  0.283 - 0.284       267         -   1.40 - 1.60  (29.25) - (29.18)
                                                   2001      718  0.400 - 0.401       287         -   1.40 - 1.60   (40.56) - (8.03)

  Worldwide Growth Portfolio - Service Shares      2003    1,857  0.540 - 1.188     1,012      0.82   1.40 - 2.00      13.47 - 21.97
                                                   2002    1,880  0.444 - 0.446       837      0.63   1.40 - 1.60  (26.85) - (26.77)
                                                   2001    1,486  0.607 - 0.609       904      0.31   1.40 - 1.60  (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio            2003       11  1.334 - 1.336        15         -   1.40 - 1.60      22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                      2003      254  1.239 - 1.244       316      1.79   1.40 - 2.00       7.81 - 24.40

  Mid-Cap Value Portfolio                          2003      127  1.156 - 1.260       152      1.81   1.40 - 1.95       6.83 - 26.00
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                               2003        1          1.074         1      2.93          1.40               7.40
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                               2003        1          1.068         1      0.14          1.40               6.80
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class     2003      165  1.042 - 1.048       173      0.68   1.40 - 2.20      (0.57) - 4.80

  Total Return Portfolio - Administrative Class    2003   12,630  1.025 - 1.173    14,692      2.85   1.40 - 2.05      (1.79) - 3.62
                                                   2002   10,391  1.129 - 1.132    11,749      4.03   1.40 - 1.80        1.44 - 7.50
                                                   2001    2,212  1.051 - 1.053     2,327      2.74   1.40 - 1.60        5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                2003      403  0.724 - 0.728       293         -   1.40 - 1.60      29.75 - 30.00
                                                   2002      416  0.558 - 0.560       232         -   1.40 - 1.60  (30.68) - (30.52)
                                                   2001      111  0.805 - 0.806        89         -   1.40 - 1.60   (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                                2003      546  0.877 - 1.255       500      0.78   1.40 - 2.00       4.51 - 26.72
                                                   2002      408  0.694 - 0.696       284      0.68   1.40 - 1.60  (18.93) - (18.79)
                                                   2001      340  0.856 - 0.857       291         -   1.40 - 1.60   (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                      2003    2,459  1.281 - 1.436     3,177      0.30   1.40 - 1.80      13.16 - 47.66
                                                   2002    1,787  0.871 - 0.877     1,565      0.15   1.40 - 1.80  (21.25) - (19.39)
                                                   2001      438  1.087 - 1.088       477         -   1.40 - 1.60        5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2003    4,954  1.209 - 1.311     6,044      0.27   1.40 - 2.00      14.20 - 37.02
                                                   2002    4,771  0.885 - 0.894     4,247      0.53   1.40 - 1.80  (26.43) - (26.05)
                                                   2001    2,256  1.203 - 1.209     2,721      1.67   1.40 - 1.80      (6.42) - 2.56

  Investors Fund - Class I                         2003    3,266  1.064 - 1.246     3,508      1.49   1.40 - 1.80       9.01 - 30.51
                                                   2002    3,006  0.818 - 0.826     2,475      1.64   1.40 - 1.80  (24.47) - (24.15)
                                                   2001    1,203  1.083 - 1.089     1,306      1.39   1.40 - 1.80      (9.48) - 1.69

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  Large Cap Growth Fund - Class I                  2003      740  1.133 - 1.140       841      0.04   1.40 - 1.80      38.49 - 42.50
                                                   2002       22  0.798 - 0.800        17         -   1.40 - 1.80   (20.20) - (3.50)

  Small Cap Growth Fund - Class I                  2003    1,231  1.198 - 1.418     1,479         -   1.40 - 1.80       9.75 - 46.78
                                                   2002    1,305  0.817 - 0.823     1,069         -   1.40 - 1.60  (35.77) - (35.60)
                                                   2001      563  1.272 - 1.278       717         -   1.40 - 1.60      (7.59) - 3.84
SCUDDER INVESTMENT VIT FUNDS
  Scudder VIT EAFE(R) Equity Index Fund -
    Class A Shares                                 2003      343  0.899 - 0.911       312      4.51   1.40 - 1.60      31.24 - 31.65
                                                   2002      202  0.685 - 0.692       140      1.62   1.40 - 1.60  (22.86) - (22.77)
                                                   2001      176          0.896       158         -          1.60            (25.70)
  Scudder VIT Small Cap Index Fund -
    Class A Shares                                 2003      580  1.151 - 1.165       674      1.00   1.40 - 1.60      44.24 - 44.36
                                                   2002      686  0.798 - 0.807       553      0.74   1.40 - 1.60  (21.92) - (21.65)
                                                   2001      620          1.030       639      0.68          1.60               0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio            2003      162  0.790 - 1.101       134      0.48   1.40 - 2.05       6.79 - 21.78
                                                   2002      152  0.650 - 0.652        99      0.73   1.40 - 1.60  (27.21) - (27.07)
                                                   2001       31  0.893 - 0.894        28         -   1.40 - 1.60   (10.70) - (3.56)
Smith Barney Premier Selections All
    Cap Growth Portfolio                           2003      166  0.851 - 0.855       141         -   1.40 - 1.60      32.14 - 32.35
                                                   2002      163  0.644 - 0.646       105      0.06   1.40 - 1.60  (27.88) - (27.74)
                                                   2001       42  0.893 - 0.894        37         -   1.40 - 1.60  (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                           2003    2,466  1.128 - 1.376     3,262      0.09   1.40 - 2.25       4.93 - 29.69
                                                   2002      742          1.061       787         -   1.40 - 1.60        0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value              2003    1,238  1.088 - 1.249     1,513      0.61   1.40 - 2.25       3.45 - 20.33
                                                   2002       74          1.038        77         -   1.40 - 1.60      (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                       2003      233  1.241 - 1.394       319      0.19   1.40 - 2.00       7.08 - 29.80
                                                   2002      164          1.074       176         -   1.40 - 1.60      (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                           2003      356  1.357 - 1.360       483      0.39   1.40 - 1.60      26.94 - 27.22
                                                   2002      148          1.069       158         -   1.40 - 1.60      (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                 2003    1,998  1.139 - 1.235     2,287      3.95   1.40 - 2.00       4.13 - 24.51
                                                   2002    1,173  0.917 - 0.922     1,080      8.21   1.40 - 1.60    (8.48) - (8.26)
                                                   2001    1,015  1.002 - 1.005     1,019      2.98   1.40 - 1.60    (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio              2003      920  1.096 - 1.281     1,015      0.32   1.40 - 2.00      17.63 - 31.90
                                                   2002      867  0.833 - 0.837       725      0.67   1.40 - 1.60  (15.69) - (15.54)
                                                   2001      437  0.988 - 0.991       432      0.47   1.40 - 1.60      (5.54) - 7.83

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                          2003    5,966  1.133 - 1.235     6,808      1.05   1.40 - 2.05       5.00 - 29.38
                                                   2002    4,822  0.879 - 0.885     4,257      1.37   1.40 - 1.60  (15.32) - (15.15)
                                                   2001    2,830  1.038 - 1.043     2,946      2.69   1.40 - 1.60    (8.14) - (7.94)

  Federated High Yield Portfolio                   2003    2,387  1.152 - 1.204     2,763      9.53   1.40 - 2.00       7.21 - 20.69
                                                   2002    1,113  0.956 - 0.962     1,068     25.38   1.40 - 1.60        2.03 - 2.34
                                                   2001      365  0.937 - 0.940       342     22.81   1.40 - 1.60      (2.99) - 0.32

  Federated Stock Portfolio                        2003      675  1.042 - 1.225       706      1.72   1.40 - 1.80       9.28 - 25.90
                                                   2002      562  0.830 - 0.834       468      2.64   1.40 - 1.60  (20.57) - (20.50)
                                                   2001      689  1.045 - 1.049       722      1.96   1.40 - 1.60      (5.32) - 0.00

  Large Cap Portfolio                              2003    1,683  0.718 - 1.181     1,212      0.46   1.40 - 2.00      11.84 - 22.92
                                                   2002    1,104  0.585 - 0.589       648      0.62   1.40 - 1.60  (24.12) - (23.90)
                                                   2001      636  0.771 - 0.774       491      0.91   1.40 - 1.60  (18.59) - (18.44)

  Lazard International Stock Portfolio             2003      811  0.742 - 1.160       604      2.93   1.40 - 1.65       1.84 - 26.83
                                                   2002      359  0.586 - 0.589       211      3.06   1.40 - 1.60  (14.33) - (14.14)
                                                   2001      302  0.684 - 0.686       207      0.28   1.40 - 1.60  (27.39) - (18.91)

  Merrill Lynch Large Cap Core Portfolio           2003      822  0.707 - 1.158       603      0.71   1.40 - 2.05       3.61 - 19.43
                                                   2002      783  0.593 - 0.597       465      0.75   1.40 - 1.60  (26.34) - (26.11)
                                                   2001      447  0.805 - 0.808       360      0.06   1.40 - 1.60  (23.70) - (23.56)

  MFS Emerging Growth Portfolio                    2003    1,371  0.581 - 1.229       803         -   1.40 - 2.00       3.19 - 27.39
                                                   2002    1,396  0.457 - 0.460       640         -   1.40 - 1.60  (35.36) - (35.21)
                                                   2001      872  0.707 - 0.710       618         -   1.40 - 1.60  (37.21) - (37.06)

  MFS Mid Cap Growth Portfolio                     2003    2,601  0.499 - 1.311     1,331         -   1.40 - 1.80       9.34 - 35.22
                                                   2002    1,786  0.370 - 0.372       663         -   1.40 - 1.60  (49.66) - (49.53)
                                                   2001    1,060  0.735 - 0.737       781         -   1.40 - 1.60  (24.85) - (24.80)

  Pioneer Fund Portfolio                           2003       14  1.127 - 1.217        16     13.30   1.40 - 2.05       1.62 - 21.70

  Travelers Quality Bond Portfolio                 2003    5,209  1.063 - 1.220     6,339      4.89   1.40 - 2.00        2.41 - 5.54
                                                   2002    4,597  1.150 - 1.156     5,307      8.28   1.40 - 1.60        4.07 - 4.33
                                                   2001    2,682  1.105 - 1.108     2,971      4.59   1.40 - 1.60        5.44 - 5.62
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2003    1,462  0.823 - 1.228     1,238         -   1.40 - 2.25     (0.09) - 27.43
                                                   2002      968  0.646 - 0.649       626         -   1.40 - 1.60  (25.14) - (24.88)
                                                   2001      240  0.863 - 0.864       207         -   1.40 - 1.60     (13.70) - 0.00

  MFS Total Return Portfolio                       2003   11,213  1.079 - 1.221    13,562      2.61   1.40 - 2.05       4.55 - 14.97
                                                   2002    8,050  1.052 - 1.062     8,525      7.42   1.40 - 1.80    (6.98) - (6.60)
                                                   2001    4,354  1.131 - 1.137     4,941      1.53   1.40 - 1.80      (1.65) - 1.62

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Pioneer Strategic Income Portfolio               2003      288  1.246 - 1.255       360      9.45   1.40 - 1.60      17.66 - 17.84
                                                   2002      289  1.059 - 1.065       307     20.21   1.40 - 1.60        4.23 - 4.41
                                                   2001      578  1.016 - 1.020       589     10.68   1.40 - 1.60        2.52 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                 2003       16  0.997 - 0.999        16      0.78   1.40 - 2.20             (0.10)

  Smith Barney Aggressive Growth Portfolio         2003    4,858  1.135 - 1.256     5,568         -   1.40 - 2.05       5.58 - 32.64
                                                   2002    4,553  0.859 - 0.867     3,932         -   1.40 - 1.80  (33.82) - (33.61)
                                                   2001    2,814  1.298 - 1.306     3,665         -   1.40 - 1.80      (5.59) - 2.37

  Smith Barney High Income Portfolio               2003    1,872  1.039 - 1.262     1,987     10.51   1.40 - 2.05       3.67 - 25.81
                                                   2002      813  0.828 - 0.833       675     29.32   1.40 - 1.60    (4.83) - (4.58)
                                                   2001      406  0.870 - 0.873       354      4.30   1.40 - 1.60    (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                               2003      326  0.573 - 0.577       188      0.96   1.40 - 1.60      25.38 - 25.71
                                                   2002      463  0.457 - 0.459       212      1.08   1.40 - 1.60  (26.79) - (26.76)
                                                   2001      383  0.624 - 0.627       239         -   1.40 - 1.60  (32.32) - (32.14)

  Smith Barney Large Cap Value Portfolio           2003    1,299  0.920 - 0.933     1,206      1.68   1.40 - 1.80      25.34 - 25.74
                                                   2002    1,605  0.734 - 0.742     1,185      4.58   1.40 - 1.80  (26.75) - (26.39)
                                                   2001      980  1.002 - 1.008       985      1.33   1.40 - 1.80    (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                               2003    2,915  0.918 - 1.371     2,735      0.02   1.40 - 1.80       3.08 - 45.47
                                                   2002    2,789  0.634 - 0.640     1,776      0.43   1.40 - 1.80  (26.11) - (25.84)
                                                   2001    1,355  0.858 - 0.863     1,165         -   1.40 - 1.80     (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio              2003    1,672  1.158 - 1.245     2,037         -   1.40 - 2.05       2.02 - 28.05
                                                   2002    1,774  0.950 - 0.959     1,696      0.11   1.40 - 1.80  (20.57) - (20.28)
                                                   2001      820  1.196 - 1.203       984         -   1.40 - 1.80   (11.39) - (6.49)

  Smith Barney Money Market Portfolio              2003    2,431  0.988 - 1.066     2,564      0.68   1.40 - 1.95      (0.94) - 0.00
                                                   2002    3,914  1.067 - 1.074     4,183      1.24   1.40 - 1.60    (0.37) - (0.09)
                                                   2001    1,584  1.071 - 1.075     1,698      2.36   1.40 - 1.60        1.03 - 2.10

  Strategic Equity Portfolio                       2003    4,514  0.672 - 1.262     3,064         -   1.40 - 1.80       8.79 - 30.64
                                                   2002    3,365  0.515 - 0.519     1,739      0.71   1.40 - 1.60  (34.64) - (34.47)
                                                   2001    2,023  0.788 - 0.792     1,599      0.12   1.40 - 1.60  (14.81) - (14.56)

  Travelers Managed Income Portfolio               2003    1,590  1.029 - 1.203     1,891      4.82   1.40 - 2.20        0.29 - 6.93
                                                   2002    1,265  1.114 - 1.125     1,416     16.56   1.40 - 1.80        0.36 - 0.81
                                                   2001      319  1.110 - 1.116       355      1.37   1.40 - 1.80      (1.33) - 1.55

  Van Kampen Enterprise Portfolio                  2003      174  0.644 - 1.129       113      0.17   1.40 - 1.95       4.06 - 23.85
                                                   2002      158  0.521 - 0.524        82      0.92   1.40 - 1.60  (30.44) - (30.41)
                                                   2001      101  0.749 - 0.753        76         -   1.40 - 1.60     (22.54) - 9.77
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2003      711  0.931 - 1.249       667      0.76   1.40 - 2.00      14.27 - 28.93
                                                   2002      639  0.723 - 0.726       463      0.34   1.40 - 1.60  (20.72) - (20.57)
                                                   2001      258  0.912 - 0.914       236         -   1.40 - 1.60    (8.80) - (5.87)

                                                                                            INVEST-    EXPENSE
                                                  YEAR              UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)    ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                 ------   ------  -------------   -------  ---------  -----------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Emerging Growth Portfolio - Class I Shares       2003      841  0.691 - 1.116       588         -   1.40 - 1.95       3.91 - 25.59
                                                   2002      848  0.551 - 0.555       469      0.32   1.40 - 1.60  (33.61) - (33.45)
                                                   2001      631  0.830 - 0.834       525      0.04   1.40 - 1.60  (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares           2003       32  0.777 - 0.782        25      0.23   1.40 - 1.60      23.73 - 23.93
                                                   2002       15  0.628 - 0.631         9      0.18   1.40 - 1.60  (30.76) - (24.07)
                                                   2001        2          0.907         2         -          1.60             (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2003      357  0.965 - 0.970       345         -   1.40 - 1.60      39.65 - 39.97
                                                   2002      299  0.691 - 0.693       207         -   1.40 - 1.60  (26.80) - (21.61)
                                                   2001        6          0.944         5         -          1.60             (5.60)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class          2003      795  1.014 - 1.247       826      0.29   1.40 - 2.05       3.73 - 26.61
                                                   2002      486  0.803 - 0.808       392      0.45   1.40 - 1.60  (10.88) - (10.72)
                                                   2001      177  0.901 - 0.905       160      0.55   1.40 - 1.60  (13.78) - (13.56)

  Contrafund(R) Portfolio - Service Class 2        2003    2,727  0.891 - 1.248     2,445      0.29   1.40 - 2.00      15.49 - 26.34
                                                   2002    2,499  0.706 - 0.710     1,770      0.60   1.40 - 1.60  (10.97) - (10.80)
                                                   2001    1,544  0.793 - 0.796     1,227      0.19   1.40 - 1.60  (13.90) - (13.67)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                              2003      282  0.942 - 0.947       266         -   1.40 - 1.60      22.98 - 23.15
                                                   2002      133  0.766 - 0.769       102      0.29   1.40 - 1.60    (9.03) - (8.78)
                                                   2001       40          0.842        33         -          1.60            (15.80)

  Mid Cap Portfolio - Service Class 2              2003    1,218  1.198 - 1.339     1,513      0.23   1.40 - 2.05       6.96 - 36.40
                                                   2002      891  0.909 - 0.912       812      0.69   1.40 - 1.60  (11.49) - (11.28)
                                                   2001      294  1.027 - 1.028       302         -   1.40 - 1.60        1.28 - 2.70


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                               AIM V.I.
                                                     CAPITAL                       MONEY                       PREMIER
                                                  APPRECIATION                    MARKET                     EQUITY FUND -
                                                      FUND                       PORTFOLIO                     SERIES I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,523,843      2,567,449      9,390,589      9,321,007      1,887,883        649,546
Accumulation units purchased and
  transferred from other funding options       564,557        851,788      5,788,599     18,349,562        238,920      1,329,730
Accumulation units redeemed and
  transferred to other funding options .      (396,904)      (895,394)    (9,473,238)   (18,279,980)      (377,011)       (91,393)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,691,496      2,523,843      5,705,950      9,390,589      1,749,792      1,887,883
                                          ============   ============   ============   ============   ============   ============

                                               ALLIANCEBERNSTEIN
                                                   GROWTH AND               ALLIANCEBERNSTEIN               GLOBAL GROWTH
                                               INCOME PORTFOLIO -             PREMIER GROWTH                FUND - CLASS 2
                                                    CLASS B                 PORTFOLIO - CLASS B                 SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        54,855             --      2,924,098      2,021,943      1,917,538      1,311,097
Accumulation units purchased and
  transferred from other funding options       176,631         54,855        583,377      1,176,445        479,820        621,066
Accumulation units redeemed and
  transferred to other funding options .          (857)            --       (387,355)      (274,290)      (294,842)       (14,625)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       230,629         54,855      3,120,120      2,924,098      2,102,516      1,917,538
                                          ============   ============   ============   ============   ============   ============

                                                                                GROWTH-INCOME                   EMERGING
                                                  GROWTH FUND -                FUND - CLASS 2                   MARKETS
                                                 CLASS 2 SHARES                    SHARES                      PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     3,190,452      1,956,337      2,991,909      1,558,823         75,377        281,818
Accumulation units purchased and
  transferred from other funding options     1,211,204      1,494,891      1,797,409      1,555,017        182,284      1,414,223
Accumulation units redeemed and
  transferred to other funding options .      (230,508)      (260,776)      (390,355)      (121,931)      (118,436)    (1,620,664)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,171,148      3,190,452      4,398,963      2,991,909        139,225         75,377
                                          ============   ============   ============   ============   ============   ============

                                                    DELAWARE                    DREYFUS VIF                    DREYFUS VIF
                                                    VIP REIT                    APPRECIATION                   DEVELOPING
                                                    SERIES -                    PORTFOLIO -                LEADERS PORTFOLIO -
                                                 STANDARD CLASS                INITIAL SHARES                INITIAL SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       718,704        235,572        969,515        297,481      1,644,215        731,192
Accumulation units purchased and
  transferred from other funding options       455,633        537,616        742,154        695,425        565,581      1,083,230
Accumulation units redeemed and
  transferred to other funding options .      (164,147)       (54,484)      (213,404)       (23,391)      (258,030)      (170,207)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,010,190        718,704      1,498,265        969,515      1,951,766      1,644,215
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                               TEMPLETON
                                                                                   MUTUAL                      DEVELOPING
                                                    FRANKLIN                       SHARES                        MARKETS
                                                    SMALL CAP                    SECURITIES                    SECURITIES
                                                 FUND - CLASS 2                FUND - CLASS 2                FUND - CLASS 2
                                                     SHARES                        SHARES                        SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       917,978        580,885        157,785             --             --             --
Accumulation units purchased and
  transferred from other funding options       246,760        605,450        827,409        158,101         26,271             --
Accumulation units redeemed and
  transferred to other funding options .      (239,676)      (268,357)        (7,021)          (316)            --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       925,062        917,978        978,173        157,785         26,271             --
                                          ============   ============   ============   ============   ============   ============

                                                   TEMPLETON                     TEMPLETON
                                                    FOREIGN                        GROWTH
                                                   SECURITIES                    SECURITIES
                                                 FUND - CLASS 2                FUND - CLASS 2                APPRECIATION
                                                     SHARES                        SHARES                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       376,269        145,408          3,558             --      1,875,855        886,915
Accumulation units purchased and
  transferred from other funding options       234,313        244,521        216,557         25,575      1,019,478      1,296,752
Accumulation units redeemed and
  transferred to other funding options .       (60,755)       (13,660)          (185)       (22,017)      (308,562)      (307,812)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       549,827        376,269        219,930          3,558      2,586,771      1,875,855
                                          ============   ============   ============   ============   ============   ============

                                                                                  EQUITY
                                                  DIVERSIFIED                      INDEX
                                                   STRATEGIC                     PORTFOLIO -                 EQUITY INDEX
                                                     INCOME                       CLASS I                     PORTFOLIO -
                                                   PORTFOLIO                       SHARES                   CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       632,005        370,596    359,736,341    299,717,852      3,217,028      1,935,698
Accumulation units purchased and
  transferred from other funding options     1,095,847        451,738     25,238,368     70,625,706      2,186,279      2,278,038
Accumulation units redeemed and
  transferred to other funding options .       (92,522)      (190,329)   (14,368,982)   (10,607,217)      (454,539)      (996,708)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,635,330        632,005    370,605,727    359,736,341      4,948,768      3,217,028
                                          ============   ============   ============   ============   ============   ============

                                                                             SALOMON BROTHERS              SALOMON BROTHERS
                                                                             VARIABLE EMERGING             VARIABLE GROWTH
                                                  FUNDAMENTAL                  GROWTH FUND -               & INCOME FUND -
                                                VALUE PORTFOLIO               CLASS I SHARES                CLASS I SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,925,518      1,090,851         21,468             --         10,754             --
Accumulation units purchased and
  transferred from other funding options       728,062      2,514,402        175,574         21,468        238,833         10,754
Accumulation units redeemed and
  transferred to other funding options .      (251,978)      (679,735)           (31)            --        (10,373)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,401,602      2,925,518        197,011         21,468        239,214         10,754
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 GLOBAL LIFE                    GLOBAL
                                                                                  SCIENCES                    TECHNOLOGY
                                               BALANCED PORTFOLIO -              PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     3,343,585      2,297,629        834,087        511,317      1,718,433      1,090,816
Accumulation units purchased and
  transferred from other funding options       578,017      1,500,141        328,567        533,738        270,215        975,521
Accumulation units redeemed and
  transferred to other funding options .      (767,646)      (454,185)      (209,968)      (210,968)      (284,409)      (347,904)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,153,956      3,343,585        952,686        834,087      1,704,239      1,718,433
                                          ============   ============   ============   ============   ============   ============

                                                     MID CAP                     WORLDWIDE                      LAZARD
                                                     GROWTH                        GROWTH                      RETIREMENT
                                                   PORTFOLIO -                   PORTFOLIO -                   SMALL CAP
                                                 SERVICE SHARES                SERVICE SHARES                  PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       942,447        718,141      1,879,813      1,486,493             --             --
Accumulation units purchased and
  transferred from other funding options       537,119        300,008        584,087      1,460,377         11,393             --
Accumulation units redeemed and
  transferred to other funding options .      (251,614)       (75,702)      (606,861)    (1,067,057)            (1)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,227,952        942,447      1,857,039      1,879,813         11,392             --
                                          ============   ============   ============   ============   ============   ============

                                                                                                            MERRILL LYNCH
                                                   GROWTH AND                     MID-CAP                  GLOBAL ALLOCATION
                                                INCOME PORTFOLIO              VALUE PORTFOLIO            V.I. FUND - CLASS III
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       254,937             --        127,273             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options .        (1,062)            --             (2)            --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       253,875             --        127,271             --          1,000             --
                                          ============   ============   ============   ============   ============   ============

                                                MERRILL LYNCH                  REAL RETURN                   TOTAL RETURN
                                                   SMALL CAP                    PORTFOLIO -                   PORTFOLIO -
                                                   VALUE V.I.                 ADMINISTRATIVE                ADMINISTRATIVE
                                               FUND - CLASS III                    CLASS                         CLASS
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --             --             --     10,390,548      2,212,030
Accumulation units purchased and
  transferred from other funding options         1,000             --        165,255             --      5,998,391     10,364,137
Accumulation units redeemed and
  transferred to other funding options .            --             --           (166)            --     (3,759,252)    (2,185,619)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........         1,000             --        165,089             --     12,629,687     10,390,548
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   PUTNAM VT                     PUTNAM VT
                                                   DISCOVERY                   INTERNATIONAL                   PUTNAM VT
                                                  GROWTH FUND -                 EQUITY FUND -                  SMALL CAP
                                                    CLASS IB                      CLASS IB                    VALUE FUND -
                                                     SHARES                        SHARES                   CLASS IB SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       415,602        110,871        408,365        340,112      1,786,670        438,239
Accumulation units purchased and
  transferred from other funding options        41,316        375,499      3,127,099      5,421,202        945,949      1,650,735
Accumulation units redeemed and
  transferred to other funding options .       (54,011)       (70,768)    (2,989,798)    (5,352,949)      (273,217)      (302,304)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       402,907        415,602        545,666        408,365      2,459,402      1,786,670
                                          ============   ============   ============   ============   ============   ============

                                                                                                               LARGE CAP
                                                    ALL CAP                      INVESTORS                   GROWTH FUND -
                                                 FUND - CLASS I                FUND - CLASS I                   CLASS I
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,770,917      2,255,645      3,005,623      1,202,592         21,665             --
Accumulation units purchased and
  transferred from other funding options       996,088      3,239,926        603,775      2,546,816        739,518         21,665
Accumulation units redeemed and
  transferred to other funding options .      (813,202)      (724,654)      (343,121)      (743,785)       (21,597)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,953,803      4,770,917      3,266,277      3,005,623        739,586         21,665
                                          ============   ============   ============   ============   ============   ============

                                                                                  SCUDDER
                                                                                 VIT EAFE(R)                  SCUDDER VIT
                                                    SMALL CAP                   EQUITY INDEX                   SMALL CAP
                                                   GROWTH FUND -               FUND - CLASS A                 INDEX FUND -
                                                     CLASS I                       SHARES                    CLASS A SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,304,908        562,782        201,899        176,300        686,482        620,344
Accumulation units purchased and
  transferred from other funding options       401,453      1,019,190        299,041         33,293        208,037         79,957
Accumulation units redeemed and
  transferred to other funding options .      (475,244)      (277,064)      (157,661)        (7,694)      (314,689)       (13,819)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,231,117      1,304,908        343,279        201,899        579,830        686,482
                                          ============   ============   ============   ============   ============   ============

                                                                                                               MULTIPLE
                                                                                 SMITH BARNEY                 DISCIPLINE
                                                                                   PREMIER                    PORTFOLIO -
                                                  SMITH BARNEY                    SELECTIONS                    ALL CAP
                                                   LARGE CAP                       ALL CAP                     GROWTH AND
                                                 CORE PORTFOLIO                GROWTH PORTFOLIO                  VALUE
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       151,800         31,323        162,585         41,619        741,851             --
Accumulation units purchased and
  transferred from other funding options        24,963        124,847         50,509        144,331      1,797,850        744,585
Accumulation units redeemed and
  transferred to other funding options .       (14,858)        (4,370)       (46,785)       (23,365)       (73,414)        (2,734)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       161,905        151,800        166,309        162,585      2,466,287        741,851
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    MULTIPLE
                                                   DISCIPLINE                     MULTIPLE                     MULTIPLE
                                                   PORTFOLIO -                   DISCIPLINE                   DISCIPLINE
                                                    BALANCED                     PORTFOLIO -                  PORTFOLIO -
                                                    ALL CAP                      GLOBAL ALL                   LARGE CAP
                                                   GROWTH AND                    CAP GROWTH                   GROWTH AND
                                                     VALUE                       AND VALUE                      VALUE
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        74,217             --        163,663             --        147,679             --
Accumulation units purchased and
  transferred from other funding options     1,187,854         74,217         85,418        163,663        235,362        149,238
Accumulation units redeemed and
  transferred to other funding options .       (24,072)            --        (16,258)            --        (27,408)        (1,559)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,237,999         74,217        232,823        163,663        355,633        147,679
                                          ============   ============   ============   ============   ============   ============

                                                  CONVERTIBLE                  DISCIPLINED MID                  EQUITY
                                                   SECURITIES                     CAP STOCK                     INCOME
                                                   PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,172,901      1,014,757        866,995        436,774      4,821,616      2,830,108
Accumulation units purchased and
  transferred from other funding options     1,048,168        632,874        319,119        693,635      1,977,896      2,737,142
Accumulation units redeemed and
  transferred to other funding options .      (222,863)      (474,730)      (265,835)      (263,414)      (833,032)      (745,634)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,998,206      1,172,901        920,279        866,995      5,966,480      4,821,616
                                          ============   ============   ============   ============   ============   ============

                                                 FEDERATED HIGH                  FEDERATED                    LARGE CAP
                                                 YIELD PORTFOLIO              STOCK PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,113,209        365,106        562,453        688,682      1,104,333        636,289
Accumulation units purchased and
  transferred from other funding options     1,482,253        807,769        227,479        377,071        726,571        694,852
Accumulation units redeemed and
  transferred to other funding options .      (208,476)       (59,666)      (115,393)      (503,300)      (148,388)      (226,808)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,386,986      1,113,209        674,539        562,453      1,682,516      1,104,333
                                          ============   ============   ============   ============   ============   ============

                                                     LAZARD                    MERRILL LYNCH
                                                  INTERNATIONAL                  LARGE CAP                   MFS EMERGING
                                                 STOCK PORTFOLIO               CORE PORTFOLIO              GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       358,932        302,087        783,013        446,733      1,395,896        871,844
Accumulation units purchased and
  transferred from other funding options       806,345      1,990,224        440,398        362,615        235,699        721,399
Accumulation units redeemed and
  transferred to other funding options .      (354,676)    (1,933,379)      (401,337)       (26,335)      (260,488)      (197,347)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       810,601        358,932        822,074        783,013      1,371,107      1,395,896
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    MFS MID                      PIONEER
                                                  CAP GROWTH                       FUND                    TRAVELERS QUALITY
                                                   PORTFOLIO                     PORTFOLIO                   BOND PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,786,283      1,060,034             --             --      4,597,139      2,682,206
Accumulation units purchased and
  transferred from other funding options     1,050,247      1,335,290         14,260             --      1,663,400      4,579,456
Accumulation units redeemed and
  transferred to other funding options .      (235,592)      (609,041)            --             --     (1,051,130)    (2,664,523)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     2,600,938      1,786,283         14,260             --      5,209,409      4,597,139
                                          ============   ============   ============   ============   ============   ============

                                                   AIM CAPITAL
                                                   APPRECIATION                  MFS TOTAL                  PIONEER STRATEGIC
                                                    PORTFOLIO                RETURN PORTFOLIO               INCOME PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       967,543        240,283      8,049,603      4,354,181        289,202        577,926
Accumulation units purchased and
  transferred from other funding options       523,595        759,010      4,030,980      4,598,607         20,717         76,818
Accumulation units redeemed and
  transferred to other funding options .       (28,655)       (31,750)      (867,933)      (903,185)       (21,965)      (365,542)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,462,483        967,543     11,212,650      8,049,603        287,954        289,202
                                          ============   ============   ============   ============   ============   ============

                                                 SB ADJUSTABLE
                                                  RATE INCOME                   SMITH BARNEY                  SMITH BARNEY
                                                   PORTFOLIO -                   AGGRESSIVE                   HIGH INCOME
                                                 CLASS I SHARES               GROWTH PORTFOLIO                 PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...            --             --      4,552,891      2,814,473        813,139        406,346
Accumulation units purchased and
  transferred from other funding options        15,903             --        963,256      2,491,612      1,399,641        507,962
Accumulation units redeemed and
  transferred to other funding options .           (50)            --       (658,040)      (753,194)      (340,828)      (101,169)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........        15,853             --      4,858,107      4,552,891      1,871,952        813,139
                                          ============   ============   ============   ============   ============   ============

                                                  SMITH BARNEY                                               SMITH BARNEY
                                                 INTERNATIONAL                  SMITH BARNEY                     LARGE
                                                    ALL CAP                      LARGE CAP                   CAPITALIZATION
                                                GROWTH PORTFOLIO              VALUE PORTFOLIO               GROWTH PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       462,865        382,509      1,605,109        979,833      2,788,946      1,355,499
Accumulation units purchased and
  transferred from other funding options       164,589        373,312         35,505        799,297        691,469      1,756,031
Accumulation units redeemed and
  transferred to other funding options .      (301,082)      (292,956)      (341,262)      (174,021)      (565,367)      (322,584)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       326,372        462,865      1,299,352      1,605,109      2,915,048      2,788,946
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY                 SMITH BARNEY                    STRATEGIC
                                                    MID CAP                    MONEY MARKET                     EQUITY
                                                 CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,774,191        820,163      3,914,115      1,584,432      3,365,142      2,023,467
Accumulation units purchased and
  transferred from other funding options       276,787      1,209,118      1,189,432      4,076,776      1,420,058      1,630,302
Accumulation units redeemed and
  transferred to other funding options .      (378,923)      (255,090)    (2,672,594)    (1,747,093)      (270,864)      (288,627)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,672,055      1,774,191      2,430,953      3,914,115      4,514,336      3,365,142
                                          ============   ============   ============   ============   ============   ============

                                                   TRAVELERS
                                                    MANAGED                                                    COMSTOCK
                                                     INCOME                     VAN KAMPEN                    PORTFOLIO -
                                                   PORTFOLIO               ENTERPRISE PORTFOLIO             CLASS II SHARES
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,264,513        318,897        157,946        100,838        639,367        257,896
Accumulation units purchased and
  transferred from other funding options       527,758      1,009,919         18,122         58,325        262,921        582,884
Accumulation units redeemed and
  transferred to other funding options .      (202,298)       (64,303)        (1,583)        (1,217)      (191,320)      (201,413)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,589,973      1,264,513        174,485        157,946        710,968        639,367
                                          ============   ============   ============   ============   ============   ============

                                                                                                              SMITH BARNEY
                                                    EMERGING                     ENTERPRISE                     SMALL CAP
                                                     GROWTH                      PORTFOLIO -                     GROWTH
                                                   PORTFOLIO -                    CLASS II                    OPPORTUNITIES
                                                 CLASS I SHARES                    SHARES                      PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       848,246        631,183         14,996          2,000        298,617          5,693
Accumulation units purchased and
  transferred from other funding options        27,694        299,032         20,385         49,601         78,646        306,800
Accumulation units redeemed and
  transferred to other funding options .       (34,931)       (81,969)        (3,674)       (36,605)       (20,216)       (13,876)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       841,009        848,246         31,707         14,996        357,047        298,617
                                          ============   ============   ============   ============   ============   ============

                                                                                                            DYNAMIC CAPITAL
                                                 CONTRAFUND(R)                 CONTRAFUND(R)                 APPRECIATION
                                                  PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE CLASS                SERVICE CLASS 2               SERVICE CLASS 2
                                          ---------------------------   ---------------------------   ---------------------------
                                              2003           2002           2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       486,375        177,010      2,499,419      1,543,571        132,887         39,739
Accumulation units purchased and
  transferred from other funding options       325,476        376,400        821,592      1,490,705        151,043         93,156
Accumulation units redeemed and
  transferred to other funding options .       (17,270)       (67,035)      (593,628)      (534,857)        (1,796)            (8)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       794,581        486,375      2,727,383      2,499,419        282,134        132,887
                                          ============   ============   ============   ============   ============   ============

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                     MID CAP
                                                   PORTFOLIO -
                                                     SERVICE
                                                     CLASS 2                     COMBINED
                                          ---------------------------   ---------------------------
                                              2003           2002           2003           2002
                                          ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       891,384        294,127    485,695,642    370,001,409
Accumulation units purchased and
  transferred from other funding options       568,201        699,969     88,147,011    176,497,402
Accumulation units redeemed and
  transferred to other funding options .      (241,183)      (102,712)   (51,478,699)   (60,803,169)
                                          ------------   ------------   ------------   ------------
Accumulation units end of year .........     1,218,402        891,384    522,363,954    485,695,642
                                          ============   ============   ============   ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD III for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 2003 and the related statements of operations and for the year then ended and the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP

Hartford, Connecticut
March 12, 2004

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

                       This page left intentionally blank

                       This page left intentionally blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD III for Variable Annuities or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD III for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



FNDBDIII (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO



                       STATEMENT OF ADDITIONAL INFORMATION

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES





                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-12682S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003

       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2003 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001 Consolidated Balance Sheets as of December 31, 2002 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Consolidated Financial Statements

(b) EXHIBITS

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2. Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective AmendmentNo. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)

        5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70657, filed September 29, 1999.)

      6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40199, filed November 13, 1998.)

      6(b). By-Laws of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

        7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

        8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed January 15, 1999.)

       10.        Consent of KPMG LLP, Independent Auditors. Filed herewith.

       11.        Not applicable.

       12.        Not applicable.

       15.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-27689 filed April 12, 2000.

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-70657 filed February 26, 2001.) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston,. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-27689 filed April 19, 2002.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH INSURANCE COMPANY
------------------             -----------------------
George C. Kokulis*             Director, Chairman, President and Chief
                               Executive Officer

Glenn D. Lammey*               Director, Senior Executive Vice President,
                               Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*           Director and Executive Vice President

Edward W. Cassidy*             Senior Vice President

Winnifred Grimaldi*            Senior Vice President

Marla Berman Lewitus*          Director, Senior Vice President and General
                               Counsel

Brendan Lynch*                 Senior Vice President

David A. Tyson*                Senior Vice President

David A. Golino*               Vice President and Controller

Donald R. Munson, Jr.*         Vice President

Mark Remington*                Vice President

Tim W. Still*                  Vice President

Bennett Kleinberg*             Vice President

Dawn Fredette*                 Vice President

George E. Eknaian*             Vice President and Chief Actuary

Linn K. Richardson*            Second Vice President and Actuary

Paul Weissman*                 Second Vice President and Actuary

Ernest J.Wright*               Vice President and Secretary

Kathleen A. McGah*             Assistant Secretary and Deputy General Counsel


Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004 1,714 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06199

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable

Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL             POSITIONS AND OFFICES
        BUSINESS ADDRESS               WITH UNDERWRITER
        ------------------             ----------------------

        Kathleen L. Preston            Board of Manager

        Glenn D. Lammey                Board of Manager

        William F. Scully III          Board of Manager

        Donald R. Munson, Jr.          Board of Manager, President, Chief
                                       Executive Officer and Chief Operating
                                       Officer

        Tim W. Still                   Vice President

        Anthony Cocolla                Vice President

        John M. Laverty                Treasurer and Chief Financial Officer

        Stephen E. Abbey               Chief Compliance Officer

        Alison K. George               Director and Chief Advertising Compliance
                                       Officer

        Stephen T. Mullin              Chief Compliance Officer

        Ernest J. Wright               Secretary

        Kathleen A. McGah              Assistant Secretary

        William D. Wilcox              Assistant Secretary


* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April, 2004.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                               By: *GLENN D. LAMMEY
                                   ---------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer and
                                   Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.


*GEORGE C. KOKULIS                    Director, President and Chief Executive
-----------------------------         Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                      Director, Chief Financial Officer, Chief
-----------------------------         Accounting Officer (Principal Financial
(Glenn D. Lammey)                     Officer)

*MARLA BERMAN LEWITUS                 Director
-----------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                  Director
-----------------------------
(Kathleen L. Preston)



By:    /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION                                      METHOD OF FILING
-----------    -----------                                      ----------------
    10.        Consent of KPMG LLP, Independent Auditors.       Electronically